United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/22

Date of Reporting Period: 07/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2022

Ticker FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	32.6%
Variable Rate Instruments	36.4%
Bank Instruments	12.5%
Other Repurchase Agreements and Repurchase Agreements	17.7%
U.S. Treasury	0.2%
Cash Equivalent[2]	0.6%
Other Assets and Liabilities—Net[3]	0.0%[4]
TOTAL	100%
At July 31, 2022, the Fund’s effective maturity5 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.9%[6]
8-30 Days	15.1%
31-90 Days	11.2%
91-180 Days	0.5%
181 Days or more	3.3%
Other Assets and Liabilities—Net[3]	0.0%[4]
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Cash Equivalents include any investments in money market mutual funds.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Represents less than 0.1%.
5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
6
Overnight securities comprised 20.0% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—32.6%
		Aerospace / Auto—1.9%
$85,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 2.201%—2.680%, 8/3/2022 - 9/12/2022	$84,786,914
		Banking—7.6%
200,000,000		Anglesea Funding LLC, 2.321%, 8/4/2022 - 8/5/2022	199,953,278
13,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	12,830,831
15,000,000		National Australia Bank Ltd., Melbourne, 3.865%, 6/15/2023	14,507,100
94,000,000		Nationwide Building Society, 2.200%, 8/3/2022	93,988,511
12,000,000		Toronto Dominion Bank, 2.051%, 3/17/2023	11,847,240
		TOTAL	333,126,960
		Chemicals—4.6%
100,000,000		BASF SE, 1.852%, 8/2/2022	99,994,861
60,000,000		DuPont de Nemours, Inc., 1.953%—2.374%, 8/1/2022 - 8/15/2022	59,967,742
40,000,000		PPG Industries, Inc., 2.103%, 8/1/2022	40,000,000
		TOTAL	199,962,603
		Electric Power—8.4%
35,000,000		Avangrid, Inc., 2.500%, 8/1/2022	35,000,000
217,500,000		Duke Energy Corp., 2.004%—2.501%, 8/1/2022 - 8/2/2022	217,497,639
115,500,000		NextEra Energy Capital Holdings, Inc., 2.501%—2.553%, 8/1/2022 - 8/12/2022	115,461,041
		TOTAL	367,958,680
		Food & Beverage—2.9%
125,000,000		Mondelez International, Inc., 2.231%—2.655%, 8/4/2022 - 8/23/2022	124,869,250
		Mining—1.1%
50,000,000		Nutrien Ltd., 2.810%, 9/15/2022	49,825,000
		Telecommunications—4.8%
50,000,000		Bell Canada, 2.153%, 8/11/2022	49,970,139
160,000,000		Verizon Communications, Inc., 2.054%—2.760%, 8/11/2022 - 9/13/2022	159,689,139
		TOTAL	209,659,278
		Utility Gas—1.3%
55,000,000		Southern Co. Gas Capital, 2.152%—2.253%, 8/2/2022 - 8/3/2022	54,995,083
		TOTAL COMMERCIAL PAPER	1,425,183,768
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—36.4%
		Banking—32.5%
$75,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	$75,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.810% (SOFR +0.530%), 8/1/2022	50,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	50,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 2.520%, 8/4/2022	9,200,000
67,210,000		Byron H. Rubin as Trustee of the Gerald J. Rubin Special Trust No. 1, UAD June 23, 2016, (Comerica Bank LOC), 2.500%, 8/4/2022	67,210,000
75,000,000		Canadian Imperial Bank of Commerce, 2.840% (SOFR +0.560%), 8/1/2022	75,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.480%, 8/4/2022	35,080,000
13,225,000		Catholic Health Initiatives, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	13,225,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.460% (SOFR +0.180%), 8/1/2022	25,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	50,000,000
1,915,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.760%, 8/4/2022	1,915,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.620%, 8/3/2022	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	6,750,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 1.710%, 8/4/2022	17,625,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	9,590,000
2,090,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo LOC), 2.420%, 8/5/2022	2,090,000
4,725,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.782%, 8/4/2022	4,725,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 2.792%, 8/4/2022	23,445,000
8,120,000		MBW Legacy Investments, LLC, (BOKF, N.A. LOC), 2.520%, 8/4/2022	8,120,000
75,000,000		MUFG Bank Ltd., 1.720% (SOFR +0.190%), 8/1/2022	75,000,000
25,000,000		MUFG Bank Ltd., 2.140% (SOFR +0.610%), 8/1/2022	25,000,000
15,000,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets plc LOC), 1.620%, 8/3/2022	15,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	11,255,000
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale, Paris LOC), 2.470%, 8/3/2022	$15,000,000
50,000,000		Nuveen Preferred Securities Income Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 2.470%, 8/4/2022	50,000,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	30,565,000
50,000,000		Regatta Funding Co., LLC, (Credit Suisse AG LIQ), 2.680% (SOFR +0.400%), 10/14/2022	50,000,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	11,240,000
30,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 2.470% (SOFR +0.190%), 8/1/2022	30,000,000
25,000,000		Royal Bank of Canada, 2.530% (SOFR +0.250%), 8/1/2022	25,000,000
90,000,000		Royal Bank of Canada, 2.840% (SOFR +0.560%), 8/1/2022	90,000,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.500%, 8/4/2022	13,875,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.680% (SOFR +0.400%), 8/1/2022	50,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.730% (SOFR +0.450%), 8/1/2022	50,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.790% (SOFR +0.510%), 8/1/2022	25,000,000
38,415,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	38,415,000
2,300,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	2,300,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	2,800,000
21,000,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	21,000,000
25,600,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	25,600,000
6,145,000		Taxable Municipal Funding Trust 2020-001, Barclays Taxable Muni Funding Trust (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 2.550%, 8/4/2022	6,145,000
5,501,055		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	5,501,055
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	$6,500,000
3,944,201		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,944,201
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ-9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	5,150,000
18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	18,750,000
3,800,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	3,800,000
20,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	20,000,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.520%, 8/4/2022	9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 2.520%, 8/4/2022	7,145,000
25,000,000		Toronto Dominion Bank, 1.780% (SOFR +0.250%), 8/1/2022	25,000,000
90,000,000		Toronto Dominion Bank, 2.050% (SOFR +0.520%), 8/1/2022	90,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.520%, 8/4/2022	7,305,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.000%, 8/4/2022	13,000,000
		TOTAL	1,423,670,256
		Finance—Commercial—1.2%
50,000,000		Atlantic Asset Securitization LLC, 2.730% (SOFR +0.450%), 8/1/2022	49,997,847
		Finance—Retail—2.3%
50,000,000		Barton Capital S.A., 2.700% (SOFR +0.420%), 8/1/2022	50,000,000
50,000,000		Thunder Bay Funding, LLC, 1.980% (SOFR +0.450%), 12/8/2022	50,000,000
		TOTAL	100,000,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	3,935,000
7,365,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 2.500%, 8/4/2022	7,365,000
Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Government Agency—continued
$6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	$6,060,000
		TOTAL	17,360,000
		TOTAL NOTES-VARIABLE	1,591,028,103
		CERTIFICATES OF DEPOSIT—12.5%
		Banking—12.5%
45,000,000		Canadian Imperial Bank of Commerce, 0.240%—0.350%, 10/12/2022 - 11/2/2022	45,000,000
75,000,000		Credit Agricole Corporate and Investment Bank, 1.420%—1.730%, 8/2/2022 - 8/18/2022	75,000,000
135,000,000		Credit Agricole Corporate and Investment Bank, 1.420%—1.730%, 8/2/2022 - 8/18/2022	135,000,000
20,000,000		DNB Bank ASA, 1.100%, 9/6/2022	20,000,000
50,000,000		Landesbank Hessen-Thuringen, 1.730%, 8/2/2022	50,000,000
75,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.450%, 8/17/2022	75,000,000
30,000,000		Toronto Dominion Bank, 3.750%—4.070%, 6/15/2023 - 7/18/2023	30,000,000
115,000,000		Westpac Banking Corp. Ltd., Sydney, 0.270%—3.000%, 10/13/2022 - 6/9/2023	115,000,000
		TOTAL CERTIFICATES OF DEPOSIT	545,000,000
		OTHER REPURCHASE AGREEMENTS—11.4%
46,000,000		Repurchase agreement, 2.40% dated 7/29/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,010,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency and U.S. Treasury with various maturities to 1/1/2999 and the market value of those underlying securities was $51,010,200.	46,000,000
50,000,000		Repurchase agreement, 2.39% dated 7/29/2022 under which BofA Securities, Inc will repurchase the securities provided as collateral for $50,009,958 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 1/1/2999 and the market value of those underlying securities was $51,010,279.	50,000,000
75,000,000		Repurchase agreement, 2.35% dated 7/29/2022 under which BofA Securities, Inc will repurchase the securities provided as collateral for $125,024,479 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 11/2/2022 and the market value of those underlying securities was $127,500,001.	75,000,000
Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$125,000,000	Repurchase agreement, 2.45% dated 7/29/2022 under which Credit Suisse Securities (USA) LLC will repurchase the securities provided as collateral for $150,071,458 on 8/5/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 9/27/2060 and the market value of those underlying securities was $153,031,238.	$125,000,000
60,000,000	Repurchase agreement, 2.42% dated 7/29/2022 under which HSBC Securities (USA), Inc will repurchase the securities provided as collateral for $60,012,100 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes and sovereign debt securities with various maturities to 2/15/2048 and the market value of those underlying securities was $61,200,063.	60,000,000
20,000,000	Repurchase agreement, 2.14% dated 2/3/2022 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $70,902,961 on 9/8/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 11/25/2050 and the market value of those underlying securities was $71,675,882.	20,000,000
25,000,000	Repurchase agreement, 2.91% dated 4/27/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,075,083 on 10/11/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 6/8/2023 and the market value of those underlying securities was $25,539,940.	25,000,000
25,000,000	Repurchase agreement, 3.20% dated 2/3/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,575,556 on 10/20/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 3/4/2026 and the market value of those underlying securities was $25,522,667.	25,000,000
25,000,000	Repurchase agreement, 2.63% dated 6/24/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,164,375 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 2/15/2027 and the market value of those underlying securities was $25,571,105.	25,000,000
Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 3.12% dated 3/23/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,884,000 on 10/13/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 1/1/2999 and the market value of those underlying securities was $51,075,141.	$50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	501,000,000
	REPURCHASE AGREEMENTS—6.3%
50,000,000	Interest in $200,000,000 joint repurchase agreement, 2.30% dated 7/29/2022 under which BMO Harris Bank will repurchase the securities provided as collateral for $200,038,333 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 5/1/2032 and the market value of those underlying securities was $205,616,343.	50,000,000
75,000,000	Interest in $250,000,000 joint repurchase agreement, 2.305% dated 7/29/2022 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,048,021 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency and U.S. Treasury with various maturities to 6/1/2052 and the market value of those underlying securities was $255,130,159.	75,000,000
150,000,000	Interest in $600,000,000 joint repurchase agreement, 2.25% dated 7/29/2022 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,112,500 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 5/15/2052 and the market value of those underlying securities was $612,114,799.	150,000,000
	TOTAL REPURCHASE AGREEMENTS	275,000,000
	U.S. TREASURY—0.2%
10,000,000	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	10,000,604
	INVESTMENT COMPANY—0.6%
26,997,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[3]	27,000,103
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[4]	4,374,212,578
	OTHER ASSETS AND LIABILITIES—0.0%[5]	1,700,558
	TOTAL NET ASSETS—100%	$4,375,913,136
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.9% of the Fund’s portfolio as calculated based upon total market value (unaudited).
Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2021	$27,000,102
Purchases at Cost	$1,995,100
Proceeds from Sales	$(1,995,099)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2022	$27,000,103
Shares Held as of 7/31/2022	26,997,300
Dividend Income	$96,533
1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost of investments for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
9

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$1,425,183,768	$—	$1,425,183,768
Certificates of Deposit	—	545,000,000	—	545,000,000
Notes-Variable	—	1,591,028,103	—	1,591,028,103
Other Repurchase Agreements	—	501,000,000	—	501,000,000
Repurchase Agreements	—	275,000,000	—	275,000,000
U.S. Treasury	—	10,000,604	—	10,000,604
Investment Company	27,000,103	—	—	27,000,103
TOTAL SECURITIES	$27,000,103	$4,347,212,475	$—	$4,374,212,578
The following acronym(s) are used throughout this portfolio:
COL—Collateralized
GTD—Guaranteed
IDA—Industrial Development Authority
LIQ—Liquidity Agreement
LOC—Letter of Credit
SOFR—Secured Overnight Financing Rate
VRDNs—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.000[1]	0.007	0.016	0.007
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.007	0.016	0.007
Less Distributions:
Distributions from net income	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.11%	0.01%	0.68%	1.58%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.23%[4]	0.94%[4]	1.02%[4]	1.02%[4]
Net investment income	0.11%	0.01%	0.65%	1.58%	0.70%
Expense waiver/reimbursement[5]	0.76%	0.97%	0.28%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,375,913	$4,295,924	$4,312,748	$4,030,191	$4,220,884
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.23%, 0.94%, 1.02%, and 1.02% for the years ended July 31, 2021, 2020, 2019, and 2018, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities, at value including $27,000,103 of investment in an affiliated holding*	$3,598,212,578
Investments in other repurchase agreements and repurchase agreements	776,000,000
Investment in securities, at amortized cost and fair value		$4,374,212,578
Income receivable		4,826,207
Cash		221,803
Income receivable from affiliated holding		36,124
Receivable for shares sold		102
TOTAL ASSETS		4,379,296,814
Liabilities:
Payable for shares redeemed	147
Payable for distribution services fee (Note 5)	1,690,203
Payable for other service fees (Notes 2 and 5)	1,068,491
Payable for transfer agent fee	365,086
Payable for custodian fees	76,941
Payable for investment adviser fee (Note 5)	37,440
Payable for administrative fee (Note 5)	28,050
Payable for Directors’/Trustees’ fees (Note 5)	1,140
Accrued expenses (Note 5)	116,180
TOTAL LIABILITIES		3,383,678
Net assets for 4,375,884,152 shares outstanding		$4,375,913,136
Net Assets Consists of:
Paid-in capital		$4,375,871,595
Total distributable earnings (loss)		41,541
TOTAL NET ASSETS		$4,375,913,136
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,375,913,136 ÷ 4,375,884,152 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest			$24,541,421
Dividends received from an affiliated holding*			96,533
TOTAL INCOME			24,637,954
Expenses:
Investment adviser fee (Note 5)		$8,724,094
Administrative fee (Note 5)		3,414,678
Custodian fees		154,692
Transfer agent fees (Note 2)		4,377,664
Directors’/Trustees’ fees (Note 5)		24,236
Auditing fees		22,400
Legal fees		7,358
Distribution services fee (Note 5)		23,991,259
Other service fees (Notes 2 and 5)		10,905,118
Portfolio accounting fees		183,117
Share registration costs		536,904
Printing and postage		300,605
Miscellaneous (Note 5)		37,133
TOTAL EXPENSES		52,679,258
Waivers and Reimbursements:
Waivers/reimbursements of investment adviser fee (Note 5)	$(4,950,899)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(28,086,359)
TOTAL WAIVERS AND REIMBURSEMENTS		(33,037,258)
Net expenses			19,642,000
Net investment income			4,995,954
Net realized gain on investments			16,180
Change in net assets resulting from operations			$5,012,134
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,995,954	$449,256
Net realized gain	16,180	7,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,012,134	457,166
Distributions to Shareholders	(4,972,760)	(446,155)
Share Transactions:
Proceeds from sale of shares	1,758,477,348	1,667,943,463
Net asset value of shares issued to shareholders in payment of distributions declared	4,899,871	436,441
Cost of shares redeemed	(1,683,427,684)	(1,685,214,367)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	79,949,535	(16,834,463)
Change in net assets	79,988,909	(16,823,452)
Net Assets:
Beginning of period	4,295,924,227	4,312,747,679
End of period	$4,375,913,136	$4,295,924,227
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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15

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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16

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursement of $33,037,258 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees and Transfer Agent Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2022, unaffiliated third-party financial intermediaries waived $8,394,324 of other service fees and $2,143,765 of transfer agent fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Annual Shareholder Report
17

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2022	2021
Shares sold	1,758,477,348	1,667,943,463
Shares issued to shareholders in payment of distributions declared	4,899,871	436,441
Shares redeemed	(1,683,427,684)	(1,685,214,367)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	79,949,535	(16,834,463)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary Income	$4,972,760	$446,155
As of July 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$37,957
Undistributed long term capital gains	$3,584
The Fund used capital loss carryforwards of $934 to offset capital gains realized during the year ended July 31, 2022.
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18

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2022, the Adviser voluntarily waived $4,907,057 of its fee and voluntarily reimbursed $323,956 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2022, the Adviser reimbursed $43,842.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, FSC waived $17,224,314 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2022, FSSC received $323 of the other service fees disclosed in Note 2.
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19

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report
21

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations trust and shareholders of Federated Hermes Capital Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$1,001.10	$3.62[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.17	$3.66[2]
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board
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focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
39

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
40

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
41

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
43

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	64.7%
U.S. Treasury Securities	20.1%
U.S. Government Agency Securities	14.6%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%
At July 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.5%[4]
8-30 Days	2.8%
31-90 Days	3.0%
91-180 Days	7.3%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 66.0% of the Fund’s portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount		Value
	REPURCHASE AGREEMENTS—64.7%
$175,000,000	Interest in $250,000,000 joint repurchase agreement, 2.305% dated 7/29/2022 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,048,021 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 6/1/2052 and the market value of those underlying securities was $255,130,159.	$175,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 2.300% dated 7/29/2022 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,038,333 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 5/1/2032 and the market value of those underlying securities was $205,616,343.	150,000,000
150,000,000	Repurchase agreement, 1.470% dated 6/7/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $150,575,750 on 9/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 2/15/2046 and the market value of those underlying securities was $153,337,377.	150,000,000
115,000,000	Repurchase agreement, 1.650% dated 5/16/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $115,969,833 on 11/16/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 6/1/2052 and the market value of those underlying securities was $117,742,582.	115,000,000
60,000,000	Repurchase agreement, 1.700% dated 5/20/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $60,524,167 on 11/21/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 6/20/2052 and the market value of those underlying securities was $61,420,495.	60,000,000
50,000,000	Repurchase agreement, 1.800% dated 6/1/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,460,000 on 12/2/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 7/1/2052 and the market value of those underlying securities was $51,159,916	50,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$328,565,000	Interest in $330,000,000 joint repurchase agreement, 2.240% dated 7/29/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $330,061,600 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2047 and the market value of those underlying securities was $336,662,870.	$328,565,000
172,000,000	Repurchase agreement, 2.240% dated 7/29/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $172,032,107 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2032 and the market value of those underlying securities was $175,481,672.	172,000,000
150,000,000	Repurchase agreement, 2.270% dated 7/29/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,028,375 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2026 and the market value of those underlying securities was $153,028,943.	150,000,000
150,000,000	Repurchase agreement, 2.270% dated 7/29/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,028,375 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2026 and the market value of those underlying securities was $153,029,019.	150,000,000
72,787,000	Interest in $1,800,000,000 joint repurchase agreement, 2.300% dated 7/29/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 7/25/2052 and the market value of those underlying securities was $1,854,355,350.	72,787,000
500,000,000	Repurchase agreement, 2.310% dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $528,490,000 on 8/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 4/20/2063 and the market value of those underlying securities was $510,599,888.	500,000,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement, 2.320% dated 7/28/2022 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $250,902,222 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2050 and the market value of those underlying securities was $255,065,773.	$250,000,000
4,500,000,000		Repurchase agreement, 2.300% dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $4,500,862,500 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2042 and the market value of those underlying securities was $4,500,862,543.	4,500,000,000
50,000,000		Repurchase agreement, 2.305% dated 7/29/2022 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,009,604 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/1/2051 and the market value of those underlying securities was $51,000,000.	50,000,000
252,600,000		Interest in $600,000,000 joint repurchase agreement, 2.250% dated 7/29/2022 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,112,500 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 5/15/2052 and the market value of those underlying securities was $612,114,799.	252,600,000
		TOTAL REPURCHASE AGREEMENTS	7,125,952,000
		U.S. TREASURY—20.1%
50,000,000	[1]	United States Treasury Bill, 0.074%, 9/8/2022	49,996,042
200,000,000	[1]	United States Treasury Bill, 0.080%, 8/11/2022	199,995,555
75,500,000	[1]	United States Treasury Bill, 0.160%, 11/3/2022	75,468,458
50,000,000	[1]	United States Treasury Bill, 0.630%, 1/26/2023	49,844,250
95,000,000	[1]	United States Treasury Bill, 0.770%, 8/18/2022	94,965,457
22,000,000	[1]	United States Treasury Bill, 0.935%, 9/22/2022	21,970,288
90,000,000	[1]	United States Treasury Bill, 1.530%, 11/25/2022	89,556,300
47,000,000	[1]	United States Treasury Bill, 3.020%, 6/15/2023	45,746,196
103,500,000	[1]	United States Treasury Bills, 0.240%—1.580%, 12/1/2022	103,072,966
110,000,000	[1]	United States Treasury Bills, 1.465%—1.490%, 11/17/2022	109,511,300
141,000,000	[2]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bill -0.075%), 8/2/2022	140,906,637
107,000,000	[2]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bill -0.015%), 8/2/2022	107,077,485
Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$179,000,000	[2]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bill +0.029%), 8/2/2022	$179,027,974
117,760,000	[2]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	117,761,669
81,000,000	[2]	United States Treasury Floating Rate Notes, 2.571% (91-day T-Bill +0.035%), 8/2/2022	80,997,912
165,150,000	[2]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bill +0.049%), 8/2/2022	165,154,654
28,000,000	[1]	United States Treasury Note, 0.125%, 9/30/2022	27,997,369
85,000,000	[1]	United States Treasury Note, 0.125%, 11/30/2022	84,992,388
15,000,000		United States Treasury Note, 0.125%, 2/28/2023	14,867,202
16,000,000		United States Treasury Note, 0.125%, 5/31/2023	15,734,573
30,000,000		United States Treasury Note, 1.500%, 9/15/2022	30,052,225
13,600,000		United States Treasury Note, 1.625%, 8/15/2022	13,607,960
15,000,000		United States Treasury Note, 1.625%, 11/15/2022	15,065,826
28,000,000		United States Treasury Note, 2.125%, 12/31/2022	28,208,802
22,000,000		United States Treasury Note, 2.500%, 3/31/2023	22,124,551
170,000,000		United States Treasury Notes, 0.125%—2.000%, 10/31/2022	170,266,036
165,000,000		United States Treasury Notes, 1.625%—1.875%, 8/31/2022	165,227,878
		TOTAL U.S. TREASURY	2,219,197,953
		GOVERNMENT AGENCIES—14.6%
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.630% (Secured Overnight Financing Rate +0.100%), 8/2/2022	15,000,000
33,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.300% (Secured Overnight Financing Rate +0.020%), 8/1/2022	33,000,000
139,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.305% (Secured Overnight Financing Rate +0.025%), 8/1/2022	138,998,639
60,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.307% (Secured Overnight Financing Rate +0.027%), 8/1/2022	59,991,843
23,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.310% (Secured Overnight Financing Rate +0.030%), 8/1/2022	23,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.315% (Secured Overnight Financing Rate +0.035%), 8/1/2022	9,999,521
68,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.320% (Secured Overnight Financing Rate +0.040%), 8/1/2022	68,800,000
82,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.325% (Secured Overnight Financing Rate +0.045%), 8/1/2022	81,999,813
151,775,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.330% (Secured Overnight Financing Rate +0.050%), 8/1/2022	151,775,725
63,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.335% (Secured Overnight Financing Rate +0.055%), 8/1/2022	62,999,058
Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$57,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.060%), 8/1/2022	$57,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	20,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.355% (Secured Overnight Financing Rate +0.075%), 8/1/2022	25,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.360% (Secured Overnight Financing Rate +0.080%), 8/1/2022	24,997,726
18,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.365% (Secured Overnight Financing Rate +0.085%), 8/1/2022	18,000,000
34,000,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	33,999,338
18,350,000		Federal Farm Credit System Notes, 0.160%, 12/5/2022	18,349,233
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.100%), 8/1/2022	25,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.315% (Secured Overnight Financing Rate +0.035%), 8/1/2022	35,000,000
48,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.320% (Secured Overnight Financing Rate +0.040%), 8/1/2022	48,100,000
87,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.335% (Secured Overnight Financing Rate +0.055%), 8/1/2022	87,500,000
188,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.060%), 8/1/2022	188,000,000
27,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	27,000,000
269,000,000		Federal Home Loan Bank System, 1.738%—2.350%, 12/23/2022 - 7/5/2023	268,995,904
70,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	70,000,000
21,300,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.370% (Secured Overnight Financing Rate +0.090%), 8/1/2022	21,300,000
		TOTAL GOVERNMENT AGENCIES	1,613,806,800
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[3]	10,958,956,753
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	62,950,048
		TOTAL NET ASSETS—100%	$11,021,906,801
1
Discount rate at time of purchase.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Also represents cost of investments for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.01%	0.61%	1.47%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.29%	0.11%[4]	0.64%[4]	0.87%[4]	0.87%[4]
Net investment income	0.08%	0.01%	0.54%	1.48%	0.54%
Expense waiver/reimbursement[5]	0.73%	0.92%	0.41%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,620	$133,442	$150,878	$103,120	$73,428
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.64%, 0.87% and 0.87% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.011	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.011	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.36%	1.07%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	0.29%	0.11%[4]	0.95%[4]	1.27%[4]	1.19%[4]
Net investment income	0.03%	0.01%	0.40%	1.07%	0.20%
Expense waiver/reimbursement[5]	1.06%	1.26%	0.43%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$480	$843	$1,139	$1,682	$2,024
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.95%, 1.27%, and 1.19% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.011	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.011	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.01%	0.38%	1.08%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.10%[4]	0.69%[4]	1.26%[4]	1.20%[4]
Net investment income	0.04%	0.01%	0.22%	1.09%	0.19%
Expense waiver/reimbursement[5]	0.94%	1.23%	0.65%	0.08%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,543	$5,677	$8,299	$4,505	$6,007
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.69%, 1.26%, and 1.20% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.01%	0.61%	1.47%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.11%[4]	0.62%[4]	0.87%[4]	0.87%[4]
Net investment income	0.09%	0.01%	0.53%	1.49%	0.54%
Expense waiver/reimbursement[5]	0.66%	0.89%	0.42%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,692	$1,609	$1,743	$1,556	$1,071
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.62%, 0.87%, and 0.87% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.004
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.01%	0.52%	1.32%	0.41%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.11%[4]	0.72%[4]	1.02%[4]	1.02%[4]
Net investment income	0.06%	0.01%	0.47%	1.31%	0.40%
Expense waiver/reimbursement[5]	0.89%	1.09%	0.48%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,881,572	$11,417,910	$10,706,195	$8,069,420	$8,626,983
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.72%, 1.02%, and 1.02% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities	$3,833,004,753
Investments in repurchase agreements	7,125,952,000
Investment in securities, at amortized cost and fair value		$10,958,956,753
Cash		531,377
Income receivable		11,283,519
Receivable for investments sold		75,500,000
Receivable for shares sold		199,204
TOTAL ASSETS		11,046,470,853
Liabilities:
Payable for investments purchased	15,000,000
Payable for shares redeemed	1,305,583
Income distribution payable	1,587
Payable for distribution services fee (Note 5)	4,322,752
Payable for other service fees (Notes 2 and 5)	2,417,472
Payable for transfer agent fee (Notes 2 and 5)	990,256
Payable for investment adviser fee (Note 5)	116,349
Payable for administrative fee (Note 5)	70,896
Accrued expenses (Note 5)	339,157
TOTAL LIABILITIES		24,564,052
Net assets for 11,021,905,448 shares outstanding		$11,021,906,801
Net Assets Consists of:
Paid-in capital		$11,021,904,312
Total distributable earnings (loss)		2,489
TOTAL NET ASSETS		$11,021,906,801
Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($132,619,728 ÷ 132,619,878 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($480,414 ÷ 480,419 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($5,542,595 ÷ 5,542,594 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,691,656 ÷ 1,691,656 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($10,881,572,408 ÷ 10,881,570,901 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest			$42,602,184
Expenses:
Investment adviser fee (Note 5)		$23,147,329
Administrative fee (Note 5)		9,058,762
Custodian fees		324,261
Transfer agent fees (Notes 2 and 5)		11,564,620
Directors’/Trustees’ fees (Note 5)		63,232
Auditing fees		22,400
Legal fees		7,358
Distribution services fee (Note 5)		63,533,224
Other service fees (Notes 2 and 5)		28,754,768
Portfolio accounting fees		197,643
Share registration costs		673,171
Printing and postage		696,125
Miscellaneous (Note 5)		50,287
TOTAL EXPENSES		138,093,180
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(19,057,942)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(83,748,434)
TOTAL WAIVERS AND REIMBURSEMENTS		(102,806,376)
Net expenses			35,286,804
Net investment income			7,315,380
Net realized gain on investments			1,517
Change in net assets resulting from operations			$7,316,897
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,315,380	$1,370,207
Net realized gain	1,517	14,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,316,897	1,385,093
Distributions to Shareholders:
Class A Shares	(116,462)	(13,570)
Class B Shares	(198)	(92)
Class C Shares	(2,468)	(895)
Class F Shares	(1,463)	(168)
Class P Shares	(7,518,693)	(1,067,900)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,639,284)	(1,082,625)
Share Transactions:
Proceeds from sale of shares	9,137,625,168	8,148,572,146
Net asset value of shares issued to shareholders in payment of distributions declared	7,474,688	1,049,111
Cost of shares redeemed	(9,682,351,270)	(7,458,696,904)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(537,251,414)	690,924,353
Change in net assets	(537,573,801)	691,226,821
Net Assets:
Beginning of period	11,559,480,602	10,868,253,781
End of period	$11,021,906,801	$11,559,480,602
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
17

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $102,806,376 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$37,549	$(19,773)	$(15,500)
Class B Shares	335	(266)	—
Class C Shares	2,130	(124)	(838)
Class F Shares	403	(333)	(47)
Class P Shares	11,524,203	(701,998)	(6,583,718)
TOTAL	$11,564,620	$(722,494)	$(6,600,103)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Shareholder Report
19

For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$331,998	$(17,293)	$(249,710)
Class B Shares	1,458	(1,306)	—
Class C Shares	16,121	—	(13,788)
Class F Shares	2,837	(170)	(1,878)
Class P Shares	28,402,354	(118,417)	(24,564,584)
TOTAL	$28,754,768	$(137,186)	$(24,829,960)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Annual Shareholder Report
20

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2022		2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	73,725,006	$73,725,006	81,657,832	$81,657,832
Shares issued to shareholders in payment of distributions declared	113,787	113,787	13,091	13,091
Shares redeemed	(74,657,374)	(74,657,374)	(99,109,836)	(99,109,836)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(818,581)	$(818,581)	(17,438,913)	$(17,438,913)

Year Ended July 31	2022		2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	26,434	$26,434	324,777	$324,777
Shares issued to shareholders in payment of distributions declared	170	170	87	87
Shares redeemed	(388,664)	(388,664)	(621,739)	(621,739)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(362,060)	$(362,060)	(296,875)	$(296,875)

Year Ended July 31	2022		2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,302,537	$8,302,537	15,818,992	$15,818,992
Shares issued to shareholders in payment of distributions declared	2,453	2,453	889	889
Shares redeemed	(8,438,969)	(8,438,969)	(18,442,707)	(18,442,707)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(133,979)	$(133,979)	(2,622,826)	$(2,622,826)

Year Ended July 31	2022		2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	639,953	$639,953	601,358	$601,358
Shares issued to shareholders in payment of distributions declared	997	997	119	119
Shares redeemed	(558,280)	(558,280)	(735,128)	(735,128)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	82,670	$82,670	(133,651)	$(133,651)
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21

Year Ended July 31	2022		2021
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	9,054,931,238	$9,054,931,238	8,050,169,194	$8,050,169,187
Shares issued to shareholders in payment of distributions declared	7,357,281	7,357,281	1,034,925	1,034,925
Shares redeemed	(9,598,307,983)	(9,598,307,983)	(7,339,787,494)	(7,339,787,494)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(536,019,464)	$(536,019,464)	711,416,625	$711,416,618
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(537,251,414)	$(537,251,414)	690,924,360	$690,924,353
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$7,639,284	$1,082,625
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax basis were as follows:

Ordinary income	$972
Long-term capital gains	$1,517
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $19,057,942 of its fee and voluntarily reimbursed $722,494 of transfer agent fees.
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22

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$605,537	$(455,682)
Class B Shares	4,374	(3,605)
Class C Shares	48,706	(36,403)
Class F Shares	6,842	(5,095)
Class P Shares	62,867,765	(50,957,906)
TOTAL	$63,533,224	$(51,458,691)
For the year ended July 31, 2022, FSC retained $297,121 of fees paid by the Fund.
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2022, FSC retained $412, $1,216 and $177 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2022, FSSC received $30,798 and reimbursed $137,186 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
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24

7. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF Federated Hermes Money Market Obligations Trust and shareholders of Federated Hermes Government Reserves Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Reserves Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.80	$2.53[2]
Class B Shares	$1,000.00	$1,000.30	$2.93[3]
Class C Shares	$1,000.00	$1,000.30	$3.12[4]
Class F Shares	$1,000.00	$1,000.80	$2.63[5]
Class P Shares	$1,000.00	$1,000.60	$2.63[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.27	$2.56[2]
Class B Shares	$1,000.00	$1,021.87	$2.96[3]
Class C Shares	$1,000.00	$1,021.67	$3.16[4]
Class F Shares	$1,000.00	$1,022.17	$2.66[5]
Class P Shares	$1,000.00	$1,022.17	$2.66[6]
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.51%
Class B Shares	0.59%
Class C Shares	0.63%
Class F Shares	0.53%
Class P Shares	0.53%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.32 and $4.36, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.32 and $4.36, respectively.
6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since December 2009. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than
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non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Shares | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX
SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	13.2%
U.S. Treasury Securities	9.8%
Repurchase Agreements	73.7%
Other Assets and Liabilities—Net[2]	3.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	0.9%
31-90 Days	0.9%
91-180 Days	3.1%
181 Days or more	2.5%
Other Assets and Liabilities—Net[2]	3.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
		GOVERNMENT AGENCIES— 13.2%
$ 45,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.630% (Secured Overnight Financing Rate +0.100%), 8/2/2022	$ 45,000,000
160,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.290% (Secured Overnight Financing Rate +0.010%), 8/1/2022	159,999,045
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.297% (Secured Overnight Financing Rate +0.017%), 8/1/2022	19,993,739
595,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.300% (Secured Overnight Financing Rate +0.020%), 8/1/2022	594,995,146
1,794,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.305% (Secured Overnight Financing Rate +0.025%), 8/1/2022	1,794,534,011
178,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.307% (Secured Overnight Financing Rate +0.027%), 8/1/2022	178,575,719
773,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.310% (Secured Overnight Financing Rate +0.030%), 8/1/2022	773,802,862
350,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.312% (Secured Overnight Financing Rate +0.032%), 8/1/2022	349,994,476
2,152,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.315% (Secured Overnight Financing Rate +0.035%), 8/1/2022	2,151,974,183
599,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.320% (Secured Overnight Financing Rate +0.040%), 8/1/2022	599,850,000
934,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.325% (Secured Overnight Financing Rate +0.045%), 8/1/2022	934,647,879
662,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.330% (Secured Overnight Financing Rate +0.050%), 8/1/2022	662,650,000
479,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.335% (Secured Overnight Financing Rate +0.055%), 8/1/2022	479,599,669
1,144,575,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.060%), 8/1/2022	1,144,628,835
65,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	65,000,000
259,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.360% (Secured Overnight Financing Rate +0.080%), 8/1/2022	259,826,366
218,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.365% (Secured Overnight Financing Rate +0.085%), 8/1/2022	218,875,000
389,000,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	388,992,428
559,000,000		Federal Farm Credit System, 0.070% - 3.000%, 10/13/2022 - 7/11/2023	558,921,049
500,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.800%, 2/2/2023	495,375,000
399,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.100%), 8/1/2022	399,750,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.295% (Secured Overnight Financing Rate +0.015%), 8/1/2022	24,999,342
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.310% (Secured Overnight Financing Rate +0.030%), 8/1/2022	$ 95,000,000
399,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.335% (Secured Overnight Financing Rate +0.055%), 8/1/2022	399,750,000
1,121,775,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.060%), 8/1/2022	1,121,775,000
280,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	280,000,000
2,905,090,000		Federal Home Loan Bank System Floating Rate Notes, 1.738% - 2.350%, 9/9/2022 - 7/5/2023	2,905,119,342
627,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.065%), 8/1/2022	627,000,000
304,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.370% (Secured Overnight Financing Rate +0.090%), 8/1/2022	304,000,000
281,890,000	[1]	Housing and Urban Development Floating Rate Notes, 1.750% (91-day T-Bill +0.350%), 8/1/2022	281,890,000
		TOTAL GOVERNMENT AGENCIES	18,316,519,091
		U.S. TREASURIES— 9.8%
	[2]	U.S. Treasury Bills—3.5%
355,700,000		United States Treasury Bills, 0.074%, 9/8/2022	355,671,841
65,000,000		United States Treasury Bills, 0.080%, 8/11/2022	64,998,556
512,000,000		United States Treasury Bills, 0.630%, 1/26/2023	510,405,120
1,010,400,000		United States Treasury Bills, 0.770%, 8/18/2022	1,010,032,607
1,051,000,000		United States Treasury Bills, 1.465% - 1.490%, 11/17/2022	1,046,333,529
1,020,000,000		United States Treasury Bills, 1.530%, 11/25/2022	1,014,971,400
854,000,000		United States Treasury Bills, 1.580%, 12/1/2022	849,427,303
		TOTAL	4,851,840,356
		U.S. Treasury Notes—6.3%
671,000,000	[1]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bill -0.075%), 8/2/2022	670,999,945
1,359,290,000	[1]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bill -0.015%), 8/2/2022	1,360,365,908
1,555,500,000	[1]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bill +0.029%), 8/2/2022	1,555,823,899
2,149,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	2,149,046,378
976,200,000	[1]	United States Treasury Floating Rate Notes, 2.571% (91-day T-Bill +0.035%), 8/2/2022	976,174,386
910,920,000	[1]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bill +0.049%), 8/2/2022	910,967,315
20,000,000		United States Treasury Notes, 0.125%, 10/31/2022	20,001,440
159,000,000		United States Treasury Notes, 0.125%, 2/28/2023	157,592,345
175,000,000		United States Treasury Notes, 0.125%, 5/31/2023	172,096,895
144,000,000		United States Treasury Notes, 1.625%, 8/15/2022	144,084,281
Annual Shareholder Report
3

Principal Amount		Value
	U.S. TREASURIES— continued
	U.S. Treasury Notes—6.3%
$ 392,250,000	United States Treasury Notes, 1.625% - 1.875%, 8/31/2022	$ 392,776,305
188,439,000	United States Treasury Notes, 2.500%, 3/31/2023	189,505,829
	TOTAL	8,699,434,926
	TOTAL U.S. TREASURIES	13,551,275,282
	REPURCHASE AGREEMENTS— 73.7%
849,447,000	Interest in $975,000,000 joint repurchase agreement 2.31%, dated 7/29/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $975,187,688 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2052 and the market value of those underlying securities was $997,119,148.	849,447,000
1,075,000,000	Repurchase agreement 2.31%, dated 7/29/2022 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,075,206,938 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2056 and the market value of those underlying securities was $1,096,500,000.	1,075,000,000
1,150,000,000	Interest in $1,350,000,000 joint repurchase agreement 2.31%, dated 7/29/2022 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,350,259,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2052 and the market value of those underlying securities was $1,377,265,073.	1,150,000,000
498,068,000	Interest in $650,000,000 joint repurchase agreement 2.31%, dated 7/29/2022 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,125,125 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2052 and the market value of those underlying securities was $663,127,628.	498,068,000
850,000,000	Repurchase agreement 2.31%, dated 7/29/2022 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $850,163,625 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2052 and the market value of those underlying securities was $867,166,997.	850,000,000
750,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $750,143,750 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2072 and the market value of those underlying securities was $772,648,063.	750,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 723,999,000
Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA),
Inc. will repurchase securities provided as collateral for
$1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.
		$ 723,999,000
2,056,576,000	Interest in $3,000,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,575,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,586,535.	2,056,576,000
50,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which ING Financial Markets LLC will repurchase securities provided as collateral for $50,009,583 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2051 and the market value of those underlying securities was $51,009,775.	50,000,000
949,000,000	Interest in $1,850,000,000 joint repurchase agreement 1.47%, dated 6/7/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,857,025,375 on 9/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $1,891,160,894.	949,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 2.25%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,150,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $816,153,045.	400,000,000
150,000,000	Repurchase agreement 2.33%, dated 7/29/2022 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $150,029,125 on 8/1/2022. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 11/15/2048 and the market value of that underlying security was $153,028,498.	150,000,000
Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 150,000,000
Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency and U.S. Treasury securities with
various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.
		$ 150,000,000
550,000,000	Interest in $750,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Bank of Montreal will repurchase securities provided as collateral for $750,143,750 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2072 and the market value of those underlying securities was $768,906,178.	550,000,000
500,000,000	Interest in $700,000,000 joint repurchase agreement 2.31%, dated 7/28/2022 under which Bank of Montreal will repurchase securities provided as collateral for $701,437,333 on 8/29/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2072 and the market value of those underlying securities was $718,454,092.	500,000,000
116,782,508	Repurchase agreement 2.32%, dated 7/29/2022 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $116,805,086 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $119,500,914.	116,782,508
82,218,750	Repurchase agreement 2.31%, dated 7/29/2022 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $82,234,577 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2031 and the market value of those underlying securities was $84,157,800.	82,218,750
398,000,000	Interest in $500,000,000 joint repurchase agreement 2.34%, dated 5/12/2022 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $504,582,500 on 9/30/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/1/2057 and the market value of those underlying securities was $513,884,250.	398,000,000
580,000,000	Interest in $740,000,000 joint repurchase agreement 1.70%, dated 5/20/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $746,464,722 on 11/21/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $757,916,422.	580,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 600,000,000
Interest in $750,000,000 joint repurchase agreement 1.80%,
dated 6/1/2022 under which BNP Paribas S.A. will repurchase
securities provided as collateral for $756,862,500 on 12/2/2022.
The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government
Agency and U.S. Treasury securities with various maturities to
6/1/2056 and the market value of those underlying securities was $767,496,568.
		$ 600,000,000
482,000,000	Repurchase agreement 2.24%, dated 7/29/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $482,089,973 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $491,731,786.	482,000,000
250,000,000	Repurchase agreement 2.31%, dated 7/29/2022 under which Credit Agricole Corporate and Investment Bank will repurchase a security provided as collateral for $250,048,125 on 8/1/2022. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/20/2051 and the market value of that underlying security was $255,048,982.	250,000,000
90,407,000	Repurchase agreement 2.22%, dated 7/29/2022 under which BofA Securities, Inc. will repurchase a security provided as collateral for $90,423,725 on 8/1/2022. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 4/30/2027 and the market value of that underlying security was $92,232,282.	90,407,000
1,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2055 and the market value of those underlying securities was $1,030,197,417.	1,000,000,000
800,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $800,153,333 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 3/20/2051 and the market value of those underlying securities was $816,156,471.	800,000,000
1,250,000,000	Interest in $1,750,000,000 joint repurchase agreement 2.31%, dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,786,042 on 8/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/20/2072 and the market value of those underlying securities was $1,793,157,590.	1,250,000,000
Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,259,187,000
Interest in $1,547,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Bank of America, N.A. will
repurchase securities provided as collateral for $1,547,296,508 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $1,578,242,439.
		$ 1,259,187,000
350,000,000	Interest in $500,000,000 joint repurchase agreement 2.31%, dated 7/27/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $501,796,667 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $510,130,900.	350,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.31%, dated 7/28/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,026,667 on 8/29/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/20/2072 and the market value of those underlying securities was $515,123,960.	400,000,000
425,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2052 and the market value of those underlying securities was $1,029,990,424.	425,000,000
300,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,057,500 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $306,798,858.	300,000,000
1,000,000,000	Interest in $1,250,000,000 joint repurchase agreement 2.32%, dated 7/28/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,254,511,111 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2049 and the market value of those underlying securities was $1,279,105,662.	1,000,000,000
Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$79,000,000,000
Repurchase agreement 2.30%, dated 7/29/2022 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $79,015,141,667 on 8/1/2022. The
securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $79,015,141,760.
		$ 79,000,000,000
2,000,000,000	Repurchase agreement 2.31%, dated 7/29/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,385,000 on 8/1/2022. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2062 and the market value of those underlying securities was $2,040,000,000.	2,000,000,000
250,000,000	Repurchase agreement 2.29%, dated 7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $250,047,708 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2052 and the market value of those underlying securities was $255,048,732.	250,000,000
250,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Australia & New Zealand Banking Group, will repurchase securities provided as collateral for $250,047,917 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $255,147,489.	250,000,000
450,003,250	Repurchase agreement 2.30%, dated 7/29/2022 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,089,501 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $459,297,661.	450,003,250
	TOTAL REPURCHASE AGREEMENTS	102,035,688,508
	TOTAL INVESTMENT IN SECURITIES—96.7% (AT AMORTIZED COST)[3]	133,903,482,881
	OTHER ASSETS AND LIABILITIES - NET—3.3%[4]	4,560,295,520
	TOTAL NET ASSETS—100%	$138,463,778,401

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[2]	0.012	0.012	0.003
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.001)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.003	0.000[2]	0.011	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[2]	(0.011)	(0.012)	(0.003)
Distributions from net realized gain	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.003)	(0.000)[2]	(0.011)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.31%	0.02%	1.12%	1.23%	0.31%
Ratios to Average Net Assets:
Net expenses[4]	0.09%	0.11%	0.17%	1.15%	1.11%
Net investment income	0.25%	0.02%	0.74%	1.21%	0.24%
Expense waiver/reimbursement[5]	0.22%	0.20%	0.14%	0.13%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,921,339	$8,073,883	$7,328,261	$3,307	$2,365

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.011	0.021	0.013
Net realized gain (loss)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.003	0.000[1]	0.011	0.021	0.013
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.30%	0.02%	1.09%	2.17%	1.26%
Ratios to Average Net Assets:
Net expenses[3]	0.10%	0.10%	0.19%	0.19%	0.19%
Net investment income	0.28%	0.02%	0.97%	2.15%	1.24%
Expense waiver/reimbursement[4]	0.23%	0.23%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,227,810	$31,176,397	$29,928,127	$23,667,498	$23,308,693

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.009	0.019	0.010
Net realized gain (loss)	(0.000)[1]	—	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.22%	0.02%	0.91%	1.94%	1.03%
Ratios to Average Net Assets:
Net expenses[3]	0.17%	0.11%	0.38%	0.42%	0.41%
Net investment income	0.19%	0.01%	0.83%	1.93%	1.02%
Expense waiver/reimbursement[4]	0.38%	0.43%	0.17%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,082,923	$13,157,890	$12,300,069	$10,249,258	$7,828,028

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,				Period Ended 7/31/2018[1]
	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.046	0.024	0.009	0.019	0.009
Net realized gain (loss)	(0.044)	(0.024)	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.002	0.000	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	—	—	(0.000)[2]	—	—
Total Distributions	(0.002)	(0.000)[2]	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.22%	0.02%	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net Expenses[4]	0.14%	0.19%	0.41%	0.45%	0.45%[5]
Net investment income	0.14%	0.01%	0.89%	1.97%	1.23%[5]
Expense waiver/reimbursement[6]	0.43%	0.39%	0.18%	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$78	$219	$253,981	$176,438	$12,413

1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.006	0.015	0.006
Net realized gain (loss)	(0.000)[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.001	0.000[1]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.12%	0.02%	0.63%	1.51%	0.60%
Ratios to Average Net Assets:
Net expenses[3]	0.27%	0.11%	0.64%	0.84%	0.84%
Net investment income	0.11%	0.01%	0.61%	1.51%	0.60%
Expense waiver/reimbursement[4]	0.70%	0.86%	0.34%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$567,676	$625,477	$599,710	$534,565	$494,899

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.005	0.013	0.004
Net realized gain (loss)	(0.000)[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.001	0.000[1]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.02%	0.54%	1.35%	0.39%
Ratios to Average Net Assets:
Net expenses[3]	0.26%	0.11%	0.71%	1.00%	1.05%
Net investment income	0.08%	0.01%	0.48%	1.35%	0.31%
Expense waiver/reimbursement[4]	0.93%	1.07%	0.47%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,895	$526,713	$349,935	$259,284	$96,724

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.010	0.020	0.011
Net realized gain (loss)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.003	0.000[1]	0.010	0.020	0.011
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.010)	(0.020)	(0.011)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.010)	(0.020)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.02%	0.99%	2.05%	1.14%
Ratios to Average Net Assets:
Net expenses[3]	0.14%	0.12%	0.30%	0.30%	0.30%
Net investment income	0.24%	0.01%	0.94%	2.04%	1.15%
Expense waiver/reimbursement[4]	0.30%	0.32%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,094,786	$3,044,642	$3,454,165	$3,399,696	$3,078,850

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.007	0.017	0.008
Net realized gain (loss)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.007	0.017	0.008
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.02%	0.73%	1.67%	0.76%
Ratios to Average Net Assets:
Net expenses[3]	0.24%	0.12%	0.54%	0.69%	0.68%
Net investment income	0.13%	0.01%	0.66%	1.71%	0.74%
Expense waiver/reimbursement[4]	0.59%	0.71%	0.29%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,276,028	$2,658,370	$3,303,066	$2,472,153	$597,348

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.011	0.022	0.013
Net realized gain (loss)	(0.000)[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.003	0.000[1]	0.011	0.022	0.013
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Distributions from net realized gain	—	—	(0.000)[1]	—	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.31%	0.03%	1.14%	2.21%	1.29%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.10%	0.15%	0.15%	0.15%
Net investment income	0.33%	0.02%	0.96%	2.20%	1.28%
Expense waiver/reimbursement[4]	0.20%	0.18%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,546,204	$69,590,226	$76,682,858	$42,873,211	$29,053,580

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2019[1]
	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[2]	0.011	0.012
Net realized gain (loss)	(0.000)[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.003	0.000[2]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[2]	(0.011)	(0.012)
Distributions from net realized gains	—	—	(0.000)[2]	—
Total Distributions	(0.003)	(0.000)[2]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.31%	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.10%	0.11%	0.15%	0.15%[5]
Net investment income	0.54%	0.03%	0.81%	2.29%[5]
Expense waiver/reimbursement[6]	0.18%	0.17%	0.14%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,942,655	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2022[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.003
Net realized gain (loss)	(0.000)[2]
Total From Investment Operations	0.003
Less Distributions:
Distributions from net investment income	(0.003)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.29%
Ratios to Average Net Assets:
Net expenses[4]	0.14%[5]
Net investment income	0.92%[5]
Expense waiver/reimbursement[6]	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements	$102,035,688,508
Investment in securities	31,867,794,373
Investment in securities, at amortized cost	133,903,482,881
Cash	3,500,252,071
Income receivable	104,642,065
Receivable for investments sold	1,111,000,000
Receivable for shares sold	117,859,922
Total Assets	138,737,236,939
Liabilities:
Payable for investments purchased	45,000,000
Payable for shares redeemed	124,230,839
Income distribution payable	94,606,118
Payable for investment adviser fee (Note 5)	799,271
Payable for administrative fee (Note 5)	892,939
Payable for Directors’/Trustees’ fees (Note 5)	20,913
Payable for distribution services fee (Note 5)	744,315
Payable for other service fees (Notes 2 and 5)	5,251,349
Accrued expenses (Note 5)	1,912,794
Total Liabilities	273,458,538
Net assets for 138,514,079,730 shares outstanding	$138,463,778,401
Net Assets Consist of:
Paid-in capital	$138,514,257,340
Total distributable earnings (loss)	(50,478,939)
Total Net Assets	$138,463,778,401
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$5,921,338,755 ÷ 5,923,490,877 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,227,809,876 ÷ 31,239,143,752 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$10,082,923,176 ÷ 10,086,586,102 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$78,177 ÷ 78,205 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$567,676,450 ÷ 567,882,621 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$307,895,001 ÷ 308,006,847 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,094,785,928 ÷ 3,095,922,643 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,276,027,821 ÷ 1,276,491,146 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$83,546,203,825 ÷ 83,576,549,916 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$1,942,655,311 ÷ 1,943,363,419 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$496,384,081 ÷ 496,564,202 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$512,498,418
Expenses:
Investment adviser fee (Note 5)	257,830,933
Administrative fee (Note 5)	100,898,482
Custodian fees	3,602,177
Transfer agent fees (Note 2)	4,820,082
Directors’/Trustees’ fees (Note 5)	754,647
Auditing fees	25,029
Legal fees	7,362
Portfolio accounting fees	329,007
Distribution services fee (Note 5)	11,132,047
Other service fees (Notes 2 and 5)	59,526,934
Share registration costs	389,969
Printing and postage	994,022
Miscellaneous (Note 5)	606,787
TOTAL EXPENSES	440,917,478
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(232,085,764)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(75,629,165)
TOTAL WAIVERS AND REIMBURSEMENTS	(307,714,929)
Net expenses	133,202,549
Net investment income	379,295,869
Net realized loss on investments	(50,482,982)
Change in net assets resulting from operations	$328,812,887
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$379,295,869	$24,909,877
Net realized gain (loss)	(50,482,982)	9,077,458
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	328,812,887	33,987,335
Distributions to Shareholders:
Select Shares	(19,758,181)	(1,828,331)
Institutional Shares	(88,014,519)	(5,856,051)
Service Shares	(22,610,113)	(2,296,400)
Administrative Shares	(254)	(6,621)
Cash II Shares	(689,048)	(115,528)
Cash Series Shares	(314,780)	(68,462)
Capital Shares	(8,282,207)	(570,369)
Trust Shares	(3,682,995)	(554,628)
Premier Shares	(232,988,258)	(20,496,173)
Advisor Shares	(4,070,279)	(245,060)
SDG Shares[1]	(1,726,104)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(382,136,738)	(32,037,623)
Share Transactions:
Proceeds from sale of shares	858,728,766,875	746,976,858,957
Net asset value of shares issued to shareholders in payment of distributions declared	160,712,048	12,956,511
Cost of shares redeemed	(849,797,315,713)	(752,855,672,951)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,092,163,210	(5,865,857,483)
Change in net assets	9,038,839,359	(5,863,907,771)
Net Assets:
Beginning of period	129,424,939,042	135,288,846,813
End of period	$138,463,778,401	$129,424,939,042

1	The Fund’s SDG Shares commenced operations on March 30, 2022.
See Notes which are an integral part of the Financial Statements
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25

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s SDG Shares commenced operations on March 30, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the
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comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $307,714,929 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Select Shares	$50,319	$—	$—
Institutional Shares	198,685	—	(268)
Service Shares	2,208,530	—	(1,241,138)
Administrative Shares	1	—	—
Cash II Shares	558,069	(2,756)	(338,580)
Cash Series Shares	232,137	—	(161,257)
Capital Shares	22,046	—	—
Trust Shares	1,095,521	(8,623)	(670,503)
Premier Shares	448,770	(822)	—
Advisor Shares	4,791	—	—
SDG Shares	1,213	—	—
TOTAL	$4,820,082	$(12,201)	$(2,411,746)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
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28

voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Select Shares	$1,402,752	$—	$(917,814)
Institutional Shares	15,038,644	—	(9,817,207)
Service Shares	28,677,669	(25,404)	(19,769,064)
Administrative Shares	64	—	(50)
Cash II Shares	1,527,621	—	(1,184,372)
Cash Series Shares	924,227	(5,321)	(791,552)
Capital Shares	5,181,593	—	(3,371,246)
Trust Shares	6,774,364	(4,551)	(5,204,539)
TOTAL	$59,526,934	$(35,276)	$(41,055,844)
For the year ended July 31, 2022, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	13,629,752,471	$13,629,752,471	11,534,377,670	$11,534,389,592
Shares issued to shareholders in payment of distributions declared	441,651	441,651	57,230	57,230
Shares redeemed	(15,780,397,892)	(15,780,397,892)	(10,788,951,388)	(10,788,951,388)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(2,150,203,770)	$(2,150,203,770)	745,483,512	$745,495,434
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	224,829,179,654	$224,829,179,654	180,086,920,529	$180,086,956,684
Shares issued to shareholders in payment of distributions declared	31,988,578	31,988,578	2,026,188	2,026,188
Shares redeemed	(224,797,693,663)	(224,797,693,663)	(178,841,202,810)	(178,841,202,810)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	63,474,569	$63,474,569	1,247,743,907	$1,247,780,062
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	27,391,276,505	$27,391,276,505	33,550,470,325	$33,550,489,325
Shares issued to shareholders in payment of distributions declared	9,246,109	9,246,109	754,237	754,237
Shares redeemed	(30,471,519,424)	(30,471,519,424)	(32,693,627,797)	(32,693,627,797)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,070,996,810)	$(3,070,996,810)	857,596,765	$857,615,765
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	860,627	$860,627	154,066,827	$154,066,827
Shares issued to shareholders in payment of distributions declared	169	169	1,024	1,024
Shares redeemed	(1,001,455)	(1,001,455)	(407,828,140)	(407,828,140)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(140,659)	$(140,659)	(253,760,289)	$(253,760,289)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	384,359,199	$384,359,199	1,108,325,759	$1,108,326,840
Shares issued to shareholders in payment of distributions declared	677,732	677,732	113,869	113,869
Shares redeemed	(442,616,478)	(442,616,478)	(1,082,683,108)	(1,082,683,108)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(57,579,547)	$(57,579,547)	25,756,520	$25,757,601
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,250,402,484	$1,250,402,484	1,974,548,300	$1,974,548,756
Shares issued to shareholders in payment of distributions declared	314,098	314,098	68,051	68,051
Shares redeemed	(1,469,410,905)	(1,469,410,905)	(1,797,848,066)	(1,797,848,066)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(218,694,323)	$(218,694,323)	176,768,285	$176,768,741
	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	11,576,723,757	$11,576,723,757	10,680,533,074	$10,680,537,870
Shares issued to shareholders in payment of distributions declared	5,965,112	5,965,112	395,798	395,798
Shares redeemed	(11,531,336,929)	(11,531,336,929)	(11,090,499,803)	(11,090,499,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	51,351,940	$51,351,940	(409,570,931)	$(409,566,135)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,116,626,629	$4,116,626,629	5,919,821,773	$5,919,827,230
Shares issued to shareholders in payment of distributions declared	2,947,861	2,947,861	481,041	481,041
Shares redeemed	(5,501,391,334)	(5,501,391,334)	(6,565,038,268)	(6,565,038,268)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(1,381,816,844)	$(1,381,816,844)	(644,735,454)	$(644,729,997)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	566,602,630,504	$566,602,630,504	501,565,158,244	$501,565,237,176
Shares issued to shareholders in payment of distributions declared	103,686,462	103,686,462	8,814,730	8,814,730
Shares redeemed	(552,718,368,752)	(552,718,368,752)	(508,667,711,171)	(508,667,711,171)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	13,987,948,214	$13,987,948,214	(7,093,738,197)	$(7,093,659,265)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	2,274,388,161	$2,274,388,161	402,477,521	$402,478,657
Shares issued to shareholders in payment of distributions declared	3,940,957	3,940,957	244,343	244,343
Shares redeemed	(906,072,880)	(906,072,880)	(920,282,400)	(920,282,400)
NET CHANGE RESULTING FROM ADVISOR SHARES TRANSACTIONS	1,372,256,238	$1,372,256,238	(517,560,536)	$(517,559,400)
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	Year Ended 7/31/2022[1]		Year Ended 7/31/2021
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	6,672,566,884	$6,672,566,884	—	$—
Shares issued to shareholders in payment of distributions declared	1,503,319	1,503,319	—	—
Shares redeemed	(6,177,506,001)	(6,177,506,001)	—	—
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	496,564,202	$496,564,202	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,092,163,210	$9,092,163,210	(5,866,016,418)	$(5,865,857,483)

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$382,136,738	$32,037,623

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,043
Capital loss carryforwards	$(50,482,982)
As of July 31, 2022, the Fund had a capital loss carryforward of $50,482,982 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$50,482,982	$—	$50,482,982
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33

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Fund’s Adviser voluntarily waived $232,085,764 of its fee. In addition, the Adviser voluntarily reimbursed $12,201 and $24,234,379 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$439	$(336)
Cash II Shares	2,138,912	(1,547,594)
Cash Series Shares	2,218,145	(1,745,834)
Trust Shares	6,774,551	(4,585,955)
TOTAL	$11,132,047	$(7,879,719)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2022, FSC retained $132,161 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $171,696 and reimbursed $35,276 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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38

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,002.90	$0.70[2]
Institutional Shares	$1,000	$1,002.80	$0.79[3]
Service Shares	$1,000	$1,002.10	$1.54[4]
Administrative Shares	$1,000	$1,002.00	$1.49[5]
Cash II Shares	$1,000	$1,001.10	$2.53[6]
Cash Series Shares	$1,000	$1,000.80	$2.73[7]
Capital Shares	$1,000	$1,002.50	$1.14[8]
Trust Shares	$1,000	$1,001.40	$2.13[9]
Premier Shares	$1,000	$1,003.00	$0.60[10]
Advisor Shares	$1,000	$1,003.00	$0.65[11]
SDG Shares	$1,000	$1,002.90	$0.48[12]
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.10	$0.70[2]
Institutional Shares	$1,000	$1,024.00	$0.80[3]
Service Shares	$1,000	$1,023.26	$1.56[4]
Administrative Shares	$1,000	$1,023.31	$1.51[5]
Cash II Shares	$1,000	$1,022.27	$2.56[6]
Cash Series Shares	$1,000	$1,022.07	$2.76[7]
Capital Shares	$1,000	$1,023.65	$1.15[8]
Trust Shares	$1,000	$1,022.66	$2.16[9]
Premier Shares	$1,000	$1,024.20	$0.60[10]
Advisor Shares	$1,000	$1,024.15	$0.65[11]
SDG Shares	$1,000	$1,024.10	$0.70[12]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.14%
Institutional Shares	0.16%
Service Shares	0.31%
Administrative Shares	0.30%
Cash II Shares	0.51%
Cash Series Shares	0.55%
Capital Shares	0.23%
Trust Shares	0.43%
Premier Shares	0.12%
Advisor Shares	0.13%
SDG Shares	0.14%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Select Shares current Fee Limit of 0.17% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.84 and $0.85, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Administrative
Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.22 and $4.26, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

9
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

10
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

11
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Advisor Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.74 and $0.75, respectively.

12
“Actual” expense information for the SDG Shares is for the period from March 30, 2022 (date of initial investment) to July 31, 2022. Actual expenses are equal to the SDG’s Shares annualized net expense ratio of 0.14% multiplied by 124/365 (to reflect the period from initial investment to
July 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

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41

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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42

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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46

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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48

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450513 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	60.5%
U.S. Government Agency Securities	51.3%
Other Assets and Liabilities—Net[2]	(11.8)%
TOTAL	100%
At July 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.2%
8-30 Days	26.9%
31-90 Days	38.0%
91-180 Days	7.9%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	(11.8)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
		U.S. TREASURY—60.5%
$44,000,000		United States Treasury Bill, 0.080%, 8/11/2022	$43,999,022
100,000,000		United States Treasury Bill, 0.910%, 8/4/2022	99,992,417
25,000,000		United States Treasury Bill, 1.070%, 1/26/2023	24,867,736
75,000,000		United States Treasury Bill, 1.230%, 9/8/2022	74,902,625
141,000,000		United States Treasury Bill, 1.240%, 8/2/2022	140,995,143
100,000,000		United States Treasury Bill, 1.250%, 9/20/2022	99,826,389
100,000,000		United States Treasury Bill, 1.485%, 11/17/2022	99,554,500
200,000,000		United States Treasury Bill, 1.510%, 10/11/2022	199,404,389
50,000,000		United States Treasury Bill, 1.580%, 12/1/2022	49,732,278
100,000,000		United States Treasury Bill, 1.640%, 9/15/2022	99,795,000
275,000,000		United States Treasury Bill, 1.750%, 9/29/2022	274,211,285
50,000,000		United States Treasury Bill, 2.110%, 10/13/2022	49,786,070
500,000,000		United States Treasury Bill, 2.140%, 8/30/2022	499,167,780
50,000,000		United States Treasury Bill, 2.230%, 11/8/2022	49,693,375
150,000,000		United States Treasury Bill, 2.520%, 10/27/2022	149,086,500
134,320,000		United States Treasury Bill, 2.600%, 11/15/2022	133,291,706
29,000,000		United States Treasury Bill, 3.020%, 6/15/2023	28,226,377
200,000,000		United States Treasury Bills, 0.870%—1.670%, 9/22/2022	199,604,222
300,000,000		United States Treasury Bills, 1.280%—2.210%, 9/27/2022	299,109,777
500,000,000		United States Treasury Bills, 1.780%—1.980%, 8/16/2022	499,588,750
490,000,000		United States Treasury Bills, 2.050%—2.120%, 8/23/2022	489,368,004
35,000,000	[1]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bill -0.075%), 8/2/2022	34,999,997
65,000,000	[1]	United States Treasury Floating Rate Notes, 2.470% (91-day T-Bill +0.037%), 8/2/2022	64,999,970
42,000,000	[1]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bill -0.015%), 8/2/2022	42,013,229
45,000,000	[1]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bill +0.029%), 8/2/2022	45,020,677
120,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	120,002,416
25,000,000	[1]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bill +0.049%), 8/2/2022	25,000,000
25,000,000		United States Treasury Note, 0.125%, 11/30/2022	24,997,761
10,000,000		United States Treasury Note, 1.625%, 11/15/2022	10,043,889
10,000,000		United States Treasury Note, 2.500%, 3/31/2023	10,056,614
		TOTAL U.S. TREASURY	3,981,337,898
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—51.3%
$233,000,000	[2]	Federal Farm Credit System Discount Notes, 0.090%—2.400%, 8/24/2022 - 4/21/2023	$232,181,391
75,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.290% (SOFR +0.010%), 8/1/2022	75,000,000
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.305% (SOFR +0.025%), 8/1/2022	71,000,000
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.307% (SOFR +0.027%), 8/1/2022	10,998,505
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.310% (SOFR +0.030%), 8/1/2022	50,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.315% (SOFR +0.035%), 8/1/2022	70,000,000
69,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.320% (SOFR +0.040%), 8/1/2022	69,002,493
145,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.325% (SOFR +0.045%), 8/1/2022	145,001,317
33,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.335% (SOFR +0.055%), 8/1/2022	32,999,623
49,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.340% (SOFR +0.060%), 8/1/2022	49,198,260
16,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.345% (SOFR +0.065%), 8/1/2022	16,000,000
109,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.350% (SOFR +0.070%), 8/1/2022	109,502,270
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.355% (SOFR +0.075%), 8/1/2022	15,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.400% (SOFR +0.120%), 8/1/2022	5,004,044
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.415% (SOFR +0.135%), 8/1/2022	2,232,004
1,288,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.940%—2.530%, 8/2/2022 - 10/26/2022	1,285,950,684
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.570% (SOFR +0.040%), 8/2/2022	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (SOFR +0.000%), 8/1/2022	100,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.285% (SOFR +0.005%), 8/1/2022	100,000,943
458,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.290% (SOFR +0.010%), 8/1/2022	458,000,765
105,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.310% (SOFR +0.030%), 8/1/2022	105,000,000
114,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.315% (SOFR +0.035%), 8/1/2022	114,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.335% (SOFR +0.055%), 8/1/2022	$35,000,000
30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.340% (SOFR +0.060%), 8/1/2022	30,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.345% (SOFR +0.065%), 8/1/2022	17,000,000
78,500,000		Federal Home Loan Bank System, 1.738%—2.350%, 12/23/2022 - 7/5/2023	78,500,000
50,000,000	[2]	Tennessee Valley Authority Discount Note, 2.100%, 8/3/2022	49,994,167
		TOTAL GOVERNMENT AGENCIES	3,376,566,466
		TOTAL INVESTMENT IN SECURITIES—111.8% (AT AMORTIZED COST)[3]	7,357,904,364
		OTHER ASSETS AND LIABILITIES - NET—(11.8)%[4]	(774,122,633)
		TOTAL NET ASSETS—100%	$6,583,781,731
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
The cost of investments for federal tax purposes amounts to $7,357,914,911.
4
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of payables for securities purchased. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.008	0.018	0.009
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.008	0.018	0.009
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.008)	(0.018)	(0.009)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.008)	(0.018)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.01%	0.83%	1.81%	0.93%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.10%	0.47%[4]	0.52%[4]	0.51%[4]
Net investment income	0.15%	0.02%	0.84%	1.79%	0.93%
Expense waiver/reimbursement[5]	0.39%	0.52%	0.15%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,603	$141,092	$154,561	$182,939	$176,028
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.52% and 0.51% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.01%	1.10%	2.13%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.10%	0.20%[4]	0.20%[4]	0.20%[4]
Net investment income	0.21%	0.02%	0.95%	2.11%	1.21%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,507,901	$3,805,176	$4,366,142	$3,019,468	$2,739,607
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.009	0.019	0.010
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.01%	0.89%	1.88%	0.98%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.10%	0.41%[4]	0.45%[4]	0.45%[4]
Net investment income	0.15%	0.02%	0.86%	1.86%	0.96%
Expense waiver/reimbursement[5]	0.34%	0.43%	0.13%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,883,277	$2,825,555	$2,950,794	$2,698,641	$2,651,637
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.45% and 0.45% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities, at amortized cost and fair value		$7,357,904,364
Cash		3,462,641
Receivable from investments sold		35,000,000
Income receivable		4,789,041
Receivable for shares sold		2,647,036
TOTAL ASSETS		7,403,803,082
Liabilities:
Payable for investments purchased	$813,484,840
Income distribution payable	5,267,656
Payable for shares redeemed	234,761
Payable for other service fees (Notes 2 and 5)	641,321
Payable for investment adviser fee (Note 5)	63,485
Payable for administrative fee (Note 5)	42,336
Accrued expenses (Note 5)	286,952
TOTAL LIABILITIES		820,021,351
Net assets for 6,583,842,035 shares outstanding		$6,583,781,731
Net Assets Consists of:
Paid-in capital		$6,583,851,410
Total distributable earnings (loss)		(69,679)
TOTAL NET ASSETS		$6,583,781,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$192,603,045 ÷ 192,604,937 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,507,901,301 ÷ 3,507,932,837 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,883,277,385 ÷ 2,883,304,261 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest			$22,795,455
Expenses:
Investment adviser fee (Note 5)		$13,585,259
Administrative fee (Note 5)		5,316,816
Custodian fees		204,044
Transfer agent fees (Note 2)		190,635
Directors’/Trustees’ fees (Note 5)		39,953
Auditing fees		23,960
Legal fees		7,358
Other service fees (Notes 2 and 5)		7,711,951
Portfolio accounting fees		184,557
Share registration costs		58,216
Printing and postage		35,901
Miscellaneous (Note 5)		108,641
TOTAL EXPENSES		27,467,291
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(10,455,365)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(6,653,530)
TOTAL WAIVERS AND REIMBURSEMENTS		(17,108,895)
Net expenses			10,358,396
Net investment income			12,437,059
Net realized loss on investments			(64,848)
Change in net assets resulting from operations			$12,372,211
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,437,059	$1,199,172
Net realized gain (loss)	(64,848)	51,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,372,211	1,250,756
Distributions to Shareholders:
Automated Shares	(247,878)	(19,918)
Institutional Shares	(8,114,259)	(618,743)
Service Shares	(4,561,767)	(393,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,923,904)	(1,031,887)
Share Transactions:
Proceeds from sale of shares	15,309,584,999	18,391,229,782
Net asset value of shares issued to shareholders in payment of distributions declared	2,588,694	277,007
Cost of shares redeemed	(15,499,663,571)	(19,091,398,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(187,489,878)	(699,892,194)
Change in net assets	(188,041,571)	(699,673,325)
Net Assets:
Beginning of period	6,771,823,302	7,471,496,627
End of period	$6,583,781,731	$6,771,823,302
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report
11

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $17,108,895 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$128,812	$(12,067)	$(58,541)
Institutional Shares	34,438	—	—
Service Shares	27,385	—	—
TOTAL	$190,635	$(12,067)	$(58,541)
Annual Shareholder Report
12

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$388,608	$(6,792)	$(272,064)
Service Shares	7,323,343	(47,801)	(5,153,165)
TOTAL	$7,711,951	$(54,593)	$(5,425,229)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2022		2021
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	265,079,347	$265,079,347	235,508,877	$235,508,877
Shares issued to shareholders in payment of distributions declared	236,937	236,937	18,691	18,691
Shares redeemed	(213,792,818)	(213,792,818)	(249,001,474)	(249,001,474)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	51,523,466	$51,523,466	(13,473,906)	$(13,473,906)

Year Ended July 31	2022		2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,486,533,291	$10,486,533,291	11,095,755,149	$11,095,755,147
Shares issued to shareholders in payment of distributions declared	2,115,195	2,115,195	233,374	233,374
Shares redeemed	(10,785,612,159)	(10,785,612,159)	(11,657,069,766)	(11,657,069,766)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(296,963,673)	$(296,963,673)	(561,081,243)	$(561,081,245)

Year Ended July 31	2022		2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,557,972,361	$4,557,972,361	7,059,965,758	$7,059,965,758
Shares issued to shareholders in payment of distributions declared	236,562	236,562	24,942	24,942
Shares redeemed	(4,500,258,594)	(4,500,258,594)	(7,185,327,743)	(7,185,327,743)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	57,950,329	$57,950,329	(125,337,043)	$(125,337,043)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(187,489,878)	$(187,489,878)	(699,892,192)	$(699,892,194)
Annual Shareholder Report
14

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$12,923,904	$1,028,692
Long-term capital gains	$—	$3,195
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(4,831)
Net unrealized depreciation	$(10,547)
Capital loss carryforwards	$(54,301)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
At July 31, 2022, the cost of investments for federal tax purposes was $7,357,914,911. The net unrealized depreciation of investments for federal tax purposes was $10,547. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $10,547.
As of July 31, 2022, the Fund had a capital loss carryforward of $54,301 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$54,301	$—	$54,301
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $10,455,365 of its fee. In addition, the Adviser voluntarily reimbursed $12,067 and $1,103,100 of transfer agent fees and other operating expenses, respectively.
Annual Shareholder Report
15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2022, FSSC received $4,668 and reimbursed $54,593 of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
16

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
7. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2022, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of Federated hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.30	$1.94[2]
Institutional Shares	$1,000	$1,002.20	$0.94
Service Shares	$1,000	$1,001.50	$1.64[3]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.86	$1.96[2]
Institutional Shares	$1,000	$1,023.85	$0.95
Service Shares	$1,000	$1,023.16	$1.66[3]
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.39%
Institutional Shares	0.19%
Service Shares	0.33%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
Annual Shareholder Report
33

provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
Annual Shareholder Report
34

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
35

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
36

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
39

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	60.5%
U.S. Government Agency Securities	51.3%
Other Assets and Liabilities—Net[2]	(11.8)%
TOTAL	100%
At July 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.2%
8-30 Days	26.9%
31-90 Days	38.0%
91-180 Days	7.9%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	(11.8)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
		U.S. TREASURY—60.5%
$44,000,000		United States Treasury Bill, 0.080%, 8/11/2022	$43,999,022
100,000,000		United States Treasury Bill, 0.910%, 8/4/2022	99,992,417
25,000,000		United States Treasury Bill, 1.070%, 1/26/2023	24,867,736
75,000,000		United States Treasury Bill, 1.230%, 9/8/2022	74,902,625
141,000,000		United States Treasury Bill, 1.240%, 8/2/2022	140,995,143
100,000,000		United States Treasury Bill, 1.250%, 9/20/2022	99,826,389
100,000,000		United States Treasury Bill, 1.485%, 11/17/2022	99,554,500
200,000,000		United States Treasury Bill, 1.510%, 10/11/2022	199,404,389
50,000,000		United States Treasury Bill, 1.580%, 12/1/2022	49,732,278
100,000,000		United States Treasury Bill, 1.640%, 9/15/2022	99,795,000
275,000,000		United States Treasury Bill, 1.750%, 9/29/2022	274,211,285
50,000,000		United States Treasury Bill, 2.110%, 10/13/2022	49,786,070
500,000,000		United States Treasury Bill, 2.140%, 8/30/2022	499,167,780
50,000,000		United States Treasury Bill, 2.230%, 11/8/2022	49,693,375
150,000,000		United States Treasury Bill, 2.520%, 10/27/2022	149,086,500
134,320,000		United States Treasury Bill, 2.600%, 11/15/2022	133,291,706
29,000,000		United States Treasury Bill, 3.020%, 6/15/2023	28,226,377
200,000,000		United States Treasury Bills, 0.870%—1.670%, 9/22/2022	199,604,222
300,000,000		United States Treasury Bills, 1.280%—2.210%, 9/27/2022	299,109,777
500,000,000		United States Treasury Bills, 1.780%—1.980%, 8/16/2022	499,588,750
490,000,000		United States Treasury Bills, 2.050%—2.120%, 8/23/2022	489,368,004
35,000,000	[1]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bill -0.075%), 8/2/2022	34,999,997
65,000,000	[1]	United States Treasury Floating Rate Notes, 2.470% (91-day T-Bill +0.037%), 8/2/2022	64,999,970
42,000,000	[1]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bill -0.015%), 8/2/2022	42,013,229
45,000,000	[1]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bill +0.029%), 8/2/2022	45,020,677
120,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	120,002,416
25,000,000	[1]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bill +0.049%), 8/2/2022	25,000,000
25,000,000		United States Treasury Note, 0.125%, 11/30/2022	24,997,761
10,000,000		United States Treasury Note, 1.625%, 11/15/2022	10,043,889
10,000,000		United States Treasury Note, 2.500%, 3/31/2023	10,056,614
		TOTAL U.S. TREASURY	3,981,337,898
Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—51.3%
$233,000,000	[2]	Federal Farm Credit System Discount Notes, 0.090%—2.400%, 8/24/2022 - 4/21/2023	$232,181,391
75,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.290% (SOFR +0.010%), 8/1/2022	75,000,000
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.305% (SOFR +0.025%), 8/1/2022	71,000,000
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.307% (SOFR +0.027%), 8/1/2022	10,998,505
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.310% (SOFR +0.030%), 8/1/2022	50,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.315% (SOFR +0.035%), 8/1/2022	70,000,000
69,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.320% (SOFR +0.040%), 8/1/2022	69,002,493
145,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.325% (SOFR +0.045%), 8/1/2022	145,001,317
33,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.335% (SOFR +0.055%), 8/1/2022	32,999,623
49,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.340% (SOFR +0.060%), 8/1/2022	49,198,260
16,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.345% (SOFR +0.065%), 8/1/2022	16,000,000
109,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.350% (SOFR +0.070%), 8/1/2022	109,502,270
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.355% (SOFR +0.075%), 8/1/2022	15,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.400% (SOFR +0.120%), 8/1/2022	5,004,044
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.415% (SOFR +0.135%), 8/1/2022	2,232,004
1,288,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.940%— 2.530%, 8/2/2022 - 10/26/2022	1,285,950,684
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.570% (SOFR +0.040%), 8/2/2022	50,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.280% (SOFR +0.000%), 8/1/2022	100,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.285% (SOFR +0.005%), 8/1/2022	100,000,943
458,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.290% (SOFR +0.010%), 8/1/2022	458,000,765
105,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.310% (SOFR +0.030%), 8/1/2022	105,000,000
114,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.315% (SOFR +0.035%), 8/1/2022	114,000,000
Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.335% (SOFR +0.055%), 8/1/2022	$35,000,000
30,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.340% (SOFR +0.060%), 8/1/2022	30,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.345% (SOFR +0.065%), 8/1/2022	17,000,000
78,500,000		Federal Home Loan Bank System, 1.738%—2.350%, 12/23/2022 - 7/5/2023	78,500,000
50,000,000	[2]	Tennessee Valley Authority Discount Note, 2.100%, 8/3/2022	49,994,167
		TOTAL GOVERNMENT AGENCIES	3,376,566,466
		TOTAL INVESTMENT IN SECURITIES—111.8% (AT AMORTIZED COST)[3]	7,357,904,364
		OTHER ASSETS AND LIABILITIES - NET—(11.8)%[4]	(774,122,633)
		TOTAL NET ASSETS—100%	$6,583,781,731
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
The cost of investments for federal tax purposes amounts to $7,357,914,911.
4
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of payables for securities purchased. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.01%	1.10%	2.13%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.10%	0.20%[4]	0.20%[4]	0.20%[4]
Net investment income	0.21%	0.02%	0.95%	2.11%	1.21%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,507,901	$3,805,176	$4,366,142	$3,019,468	$2,739,607
1
Represents less than $0.001.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares and Service Shares are presented separately.
Annual Shareholder Report
5

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities, at amortized cost and fair value		$7,357,904,364
Cash		3,462,641
Receivable from investments sold		35,000,000
Income receivable		4,789,041
Receivable for shares sold		2,647,036
TOTAL ASSETS		7,403,803,082
Liabilities:
Payable for investments purchased	$813,484,840
Income distribution payable	5,267,656
Payable for shares redeemed	234,761
Payable for other service fees (Notes 2 and 5)	641,321
Payable for investment adviser fee (Note 5)	63,485
Payable for administrative fee (Note 5)	42,336
Accrued expenses (Note 5)	286,952
TOTAL LIABILITIES		820,021,351
Net assets for 6,583,842,035 shares outstanding		$6,583,781,731
Net Assets Consists of:
Paid-in capital		$6,583,851,410
Total distributable earnings (loss)		(69,679)
TOTAL NET ASSETS		$6,583,781,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$192,603,045 ÷ 192,604,937 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,507,901,301 ÷ 3,507,932,837 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,883,277,385 ÷ 2,883,304,261 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest			$22,795,455
Expenses:
Investment adviser fee (Note 5)		$13,585,259
Administrative fee (Note 5)		5,316,816
Custodian fees		204,044
Transfer agent fees (Note 2)		190,635
Directors’/Trustees’ fees (Note 5)		39,953
Auditing fees		23,960
Legal fees		7,358
Other service fees (Notes 2 and 5)		7,711,951
Portfolio accounting fees		184,557
Share registration costs		58,216
Printing and postage		35,901
Miscellaneous (Note 5)		108,641
TOTAL EXPENSES		27,467,291
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(10,455,365)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(6,653,530)
TOTAL WAIVERS AND REIMBURSEMENTS		(17,108,895)
Net expenses			10,358,396
Net investment income			12,437,059
Net realized loss on investments			(64,848)
Change in net assets resulting from operations			$12,372,211
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,437,059	$1,199,172
Net realized gain (loss)	(64,848)	51,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,372,211	1,250,756
Distributions to Shareholders:
Automated Shares	(247,878)	(19,918)
Institutional Shares	(8,114,259)	(618,743)
Service Shares	(4,561,767)	(393,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,923,904)	(1,031,887)
Share Transactions:
Proceeds from sale of shares	15,309,584,999	18,391,229,782
Net asset value of shares issued to shareholders in payment of distributions declared	2,588,694	277,007
Cost of shares redeemed	(15,499,663,571)	(19,091,398,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(187,489,878)	(699,892,194)
Change in net assets	(188,041,571)	(699,673,325)
Net Assets:
Beginning of period	6,771,823,302	7,471,496,627
End of period	$6,583,781,731	$6,771,823,302
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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9

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $17,108,895 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$128,812	$(12,067)	$(58,541)
Institutional Shares	34,438	—	—
Service Shares	27,385	—	—
TOTAL	$190,635	$(12,067)	$(58,541)
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10

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$388,608	$(6,792)	$(272,064)
Service Shares	7,323,343	(47,801)	(5,153,165)
TOTAL	$7,711,951	$(54,593)	$(5,425,229)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2022		2021
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	265,079,347	$265,079,347	235,508,877	$235,508,877
Shares issued to shareholders in payment of distributions declared	236,937	236,937	18,691	18,691
Shares redeemed	(213,792,818)	(213,792,818)	(249,001,474)	(249,001,474)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	51,523,466	$51,523,466	(13,473,906)	$(13,473,906)

Year Ended July 31	2022		2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,486,533,291	$10,486,533,291	11,095,755,149	$11,095,755,147
Shares issued to shareholders in payment of distributions declared	2,115,195	2,115,195	233,374	233,374
Shares redeemed	(10,785,612,159)	(10,785,612,159)	(11,657,069,766)	(11,657,069,766)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(296,963,673)	$(296,963,673)	(561,081,243)	$(561,081,245)

Year Ended July 31	2022		2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,557,972,361	$4,557,972,361	7,059,965,758	$7,059,965,758
Shares issued to shareholders in payment of distributions declared	236,562	236,562	24,942	24,942
Shares redeemed	(4,500,258,594)	(4,500,258,594)	(7,185,327,743)	(7,185,327,743)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	57,950,329	$57,950,329	(125,337,043)	$(125,337,043)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(187,489,878)	$(187,489,878)	(699,892,192)	$(699,892,194)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$12,923,904	$1,028,692
Long-term capital gains	$—	$3,195
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(4,831)
Net unrealized depreciation	$(10,547)
Capital loss carryforwards	$(54,301)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the differing treatments for wash sales.
At July 31, 2022, the cost of investments for federal tax purposes was $7,357,914,911. The net unrealized depreciation of investments for federal tax purposes was $10,547. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $10,547.
As of July 31, 2022, the Fund had a capital loss carryforward of $54,301 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$54,301	$—	$54,301
5. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $10,455,365 of its fee. In addition, the Adviser voluntarily reimbursed $12,067 and $1,103,100 of transfer agent fees and other operating expenses, respectively.
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13

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2022, FSSC received $4,668 and reimbursed $54,593 of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
7. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2022, 100% of the dividends paid by the Fund are interest related dividends as provided by the American Jobs Creation Act of 2004.
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15

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of Federated hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Tax-Managed Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:	$1,000	$1,002.20	$0.94
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,023.85	$0.95
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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19

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report
20

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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21

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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26

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
37

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Instruments	29.1%
Commercial Paper	21.5%
Bank Instruments	20.1%
Other Repurchase Agreements and Repurchase Agreement	30.1%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%[2]
8-30 Days	5.7%
31-90 Days	11.5%
91-180 Days	2.4%
181 Days or more	3.8%
Other Assets and Liabilities—Net[3]	(0.8)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 34.4% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
	[1]	NOTES - VARIABLE— 29.1%
		Finance - Banking— 23.8%
$ 5,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR +0.180%), 8/10/2022	$ 5,000,000
3,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (Overnight Banking Fund Rate +0.360%), 12/23/2022	3,500,000
2,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.720% (SOFR +0.440%), 11/18/2022	2,500,000
5,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	5,001,357
5,000,000		Australia & New Zealand Banking Group, Melbourne, 2.430% (SOFR +0.150%), 8/1/2022	4,999,249
10,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	10,003,329
2,000,000		Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	1,999,151
5,000,000		Bank of Montreal, 2.530% (SOFR +0.250%), 8/1/2022	4,995,886
1,500,000		Bank of Montreal, 2.580% (SOFR +0.300%), 8/1/2022	1,496,576
5,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	4,993,837
5,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	5,000,289
10,000,000		Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	9,995,109
7,500,000		Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	7,490,593
5,000,000		Bank of Nova Scotia, Toronto, 2.800% (SOFR +0.520%), 8/2/2022	5,000,000
4,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	3,999,208
15,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	14,978,682
5,000,000		Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	4,993,459
3,500,000		Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	3,500,000
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 2.390%, 8/4/2022	4,500,000
5,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	5,001,275
5,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	5,000,000
5,000,000		Commonwealth Bank of Australia, 2.710% (SOFR +0.430%), 8/2/2022	4,995,375
5,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	4,997,332
5,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	4,998,130
10,000,000		MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	10,000,000
10,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	10,000,000
10,000,000		Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 10,000,000		Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	$ 10,000,000
10,000,000		Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	10,000,000
10,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	9,989,145
10,000,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	10,000,000
5,000,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	4,997,636
10,000,000		Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	10,000,000
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	6,500,000
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ-9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	5,150,000
5,400,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	5,400,000
3,800,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	3,800,000
2,000,000		Toronto Dominion Bank, 1.930% (SOFR +0.400%), 8/1/2022	1,997,530
10,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	10,000,521
12,500,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	12,492,450
		TOTAL	259,266,119
		Finance - Retail— 1.8%
5,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	5,000,000
10,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	9,999,471
5,000,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	5,000,000
		TOTAL	19,999,471
		Government Agency— 3.5%
8,000,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	8,000,000
30,000,000		HW Hellman Building, L.P., (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	30,000,000
		TOTAL	38,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $317,349,250)	317,265,590
	[2]	COMMERCIAL PAPER— 21.5%
		Finance - Banking— 15.3%
5,000,000		Bank of Montreal, 2.800%, 5/9/2023	4,969,413
2,500,000		Bank of Nova Scotia, Toronto, 0.200%, 9/1/2022	2,494,437
Annual Shareholder Report
3

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 15,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	$ 14,999,117
3,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	2,944,888
7,500,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	7,485,000
14,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	13,980,611
40,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	39,942,862
1,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	999,557
35,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	34,945,014
6,500,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.844%, 9/6/2022 - 6/15/2023	6,438,609
15,000,000		Nationwide Building Society, 2.020%, 8/1/2022	15,000,000
2,000,000		Royal Bank of Canada, 0.250%, 10/14/2022	1,988,283
6,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	5,946,779
15,000,000		Toronto Dominion Bank, 2.051% - 2.903%, 3/17/2023 - 5/31/2023	14,558,610
		TOTAL	166,693,180
		Finance - Retail— 3.4%
5,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	4,986,778
7,500,000		Old Line Funding, LLC, 1.659%, 9/13/2022	7,475,544
7,500,000		Old Line Funding, LLC, 1.659%, 9/19/2022	7,471,898
10,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	9,990,697
7,500,000		Thunder Bay Funding, LLC, 1.659%, 9/19/2022	7,472,971
		TOTAL	37,397,888
		Oil & Oil Finance— 0.9%
10,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	9,998,778
		Sovereign— 1.9%
20,000,000		BNG Bank N.V., 2.311%, 8/4/2022	19,996,150
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $234,378,470)	234,085,996
		CERTIFICATES OF DEPOSIT— 12.3%
		Finance - Banking— 12.3%
2,500,000		Bank of Montreal, 2.850%, 5/24/2023	2,484,601
18,500,000		Canadian Imperial Bank of Commerce, 0.350%, 11/7/2022 - 11/10/2022	18,380,140
2,000,000		Credit Agricole Corporate and Investment Bank, 1.560%, 8/12/2022	2,000,000
10,000,000		DNB Bank ASA, 1.100%, 9/6/2022	9,986,399
2,500,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	2,499,070
Annual Shareholder Report
4

Principal Amount		Value
	CERTIFICATES OF DEPOSIT— continued
	Finance - Banking— continued
$ 18,000,000	MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	$ 18,000,000
15,000,000	Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	15,000,000
47,500,000	Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/17/2022 - 9/27/2022	47,500,000
19,000,000	Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	18,938,234
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $135,000,000)	134,788,444
	TIME DEPOSITS— 7.8%
	Finance - Banking— 7.8%
55,000,000	ABN Amro Bank NV, 2.010%, 8/1/2022	55,000,000
30,000,000	Mizuho Bank Ltd., 2.320%, 8/1/2022	30,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $85,000,000)	85,000,000
	OTHER REPURCHASE AGREEMENTS— 17.3%
	Finance - Banking— 17.3%
10,000,000	BMO Capital Markets Corp., 2.42%, dated 7/29/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,018,150 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury notes, medium-term notes and sovereign debt with a market value of $91,818,514 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
15,000,000	BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $510,102,000 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
50,000,000	BofA Securities, Inc., 2.39%, dated 7/29/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,029,875 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $153,030,602 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
45,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills, medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
5,000,000	HSBC Securities (USA), Inc., 2.52%, dated 7/29/2022, interest in a $5,000,000 collateralized loan agreement will repurchase securities provided as collateral for $5,001,050 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $5,100,357 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 25,000,000
J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of
$255,000,001 have been received as collateral and held with
JPMorgan Chase as tri-party agent.
		$ 25,000,000
15,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,0149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, common stocks, corporate bonds, convertible bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
24,000,000	Societe Generale, Paris., 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury bills and medium-term notes with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $189,000,000)	189,000,000
	REPURCHASE AGREEMENT— 12.8%
	Finance - Banking— 12.8%
139,324,000	Interest in $3,000,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,575,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2052 and the market value of those underlying securities was $3,060,586,510. (IDENTIFIED COST $139,324,000)	139,324,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $1,100,051,720)[3]	1,099,464,030
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[4]	(9,084,087)
	TOTAL NET ASSETS—100%	$1,090,379,943

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0036	0.0006	0.0141	0.0238	0.0157
Net realized and unrealized gain (loss)	(0.0006)	(0.0002)	0.0002	0.0001	(0.0004)
Total From Investment Operations	0.0030	0.0004	0.0143	0.0239	0.0153
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0006)	(0.0141)	(0.0238)	(0.0157)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0036)	(0.0006)	(0.0141)	(0.0238)	(0.0157)
Net Asset Value, End of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	0.30%	0.04%	1.44%	2.42%	1.54%
Ratios to Average Net Assets:
Net expenses[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.37%	0.07%	1.20%	2.39%	1.47%
Expense waiver/reimbursement[4]	0.18%	0.17%	0.21%	1.02%	0.81%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,085,231	$1,033,664	$1,353,697	$66,410	$34,986

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$0.9999	$0.9997	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0027	0.0001	0.0115	0.0213	0.0133
Net realized and unrealized gain (loss)	(0.0008)	(0.0001)	0.0003	0.0000[1]	(0.0005)
Total From Investment Operations	0.0019	0.0000[1]	0.0118	0.0213	0.0128
Less Distributions:
Distributions from net investment income	(0.0026)	(0.0001)	(0.0116)	(0.0213)	(0.0132)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0026)	(0.0001)	(0.0116)	(0.0213)	(0.0132)
Net Asset Value, End of Period	$0.9991	$0.9998	$0.9999	$0.9997	$0.9997
Total Return[2]	0.19%	0.00%[3]	1.18%	2.15%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.22%	0.20%	0.40%	0.40%	0.40%
Net investment income	0.17%	0.01%	0.98%	2.16%	1.25%
Expense waiver/reimbursement[5]	0.36%	0.38%	0.27%	1.02%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$420	$1,138	$781	$560	$499

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0031	0.0002	0.0131	0.0228	0.0147
Net realized and unrealized gain (loss)	(0.0006)	(0.0002)	0.0002	0.0001	(0.0004)
Total From Investment Operations	0.0025	0.0000[1]	0.0133	0.0229	0.0143
Less Distributions:
Distributions from net investment income	(0.0031)	(0.0002)	(0.0131)	(0.0228)	(0.0147)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0031)	(0.0002)	(0.0131)	(0.0228)	(0.0147)
Net Asset Value, End of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	0.26%	0.00%[3]	1.33%	2.32%	1.44%
Ratios to Average Net Assets:
Net expenses[4]	0.19%	0.20%	0.25%	0.25%	0.25%
Net investment income	0.31%	0.02%	1.31%	2.28%	1.44%
Expense waiver/reimbursement[5]	0.24%	0.23%	0.28%	1.04%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$179	$178	$181	$178	$174

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0026	0.0001	0.0122	0.0218	0.0137
Net realized and unrealized gain (loss)	(0.0006)	(0.0002)	0.0001	0.0001	(0.0004)
Total From Investment Operations	0.0020	(0.0001)	0.0123	0.0219	0.0133
Less Distributions:
Distributions from net investment income	(0.0026)	(0.0001)	(0.0121)	(0.0218)	(0.0137)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0026)	(0.0001)	(0.0121)	(0.0218)	(0.0137)
Net Asset Value, End of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	0.20%	(0.01)%	1.23%	2.21%	1.33%
Ratios to Average Net Assets:
Net expenses[3]	0.24%	0.20%	0.35%	0.35%	0.35%
Net investment income	0.24%	0.01%	1.21%	2.18%	1.32%
Expense waiver/reimbursement[4]	0.33%	0.37%	0.29%	1.04%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,550	$4,781	$4,918	$5,216	$6,275

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$328,324,000
Investment in securities	771,140,030
Investment in securities, at value (identified cost $1,100,051,720)	1,099,464,030
Income receivable	1,048,782
Prepaid expenses	161
Total Assets	1,100,512,973
Liabilities:
Payable for investments purchased	8,485,000
Payable to bank	925
Income distribution payable	1,474,414
Payable for investment adviser fee (Note 5)	4,340
Payable for administrative fee (Note 5)	7,034
Accrued expenses (Note 5)	161,317
Total Liabilities	10,133,030
Net assets for 1,091,266,980 shares outstanding	$1,090,379,943
Net Assets Consist of:
Paid-in capital	$1,090,962,331
Total distributable earnings (loss)	(582,388)
Total Net Assets	$1,090,379,943
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,085,231,042 ÷ 1,086,113,994 shares outstanding, no par value, unlimited shares authorized	$0.9992
Service Shares:
$420,181 ÷ 420,545 shares outstanding, no par value, unlimited shares authorized	$0.9991
Capital Shares:
$178,675 ÷ 178,821 shares outstanding, no par value, unlimited shares authorized	$0.9992
Eagle Shares:
$4,550,045 ÷ 4,553,620 shares outstanding, no par value, unlimited shares authorized	$0.9992
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$5,519,943
Expenses:
Investment adviser fee (Note 5)	2,120,691
Administrative fee (Note 5)	830,449
Custodian fees	48,564
Transfer agent fees	92,934
Directors’/Trustees’ fees (Note 5)	6,230
Auditing fees	20,299
Legal fees	7,363
Portfolio accounting fees	213,321
Other service fees (Notes 2 and 5)	13,672
Share registration costs	74,350
Printing and postage	19,436
Miscellaneous (Note 5)	54,134
TOTAL EXPENSES	3,501,443
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,899,061)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(34,500)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,933,561)
Net expenses	1,567,882
Net investment income	3,952,061
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,780
Net change in unrealized appreciation of investments	(674,073)
Net realized and unrealized gain (loss) on investments	(671,293)
Change in net assets resulting from operations	$3,280,768
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,952,061	$758,730
Net realized gain (loss)	2,780	630
Net change in unrealized appreciation/depreciation	(674,073)	(301,143)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,280,768	458,217
Distributions to Shareholders:
Institutional Shares	(3,938,343)	(760,505)
Service Shares	(1,396)	(129)
Capital Shares	(562)	(36)
Eagle Shares	(11,262)	(439)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,951,563)	(761,109)
Share Transactions:
Proceeds from sale of shares	272,244,134	549,730,962
Net asset value of shares issued to shareholders in payment of distributions declared	148,948	99,962
Cost of shares redeemed	(221,103,337)	(869,343,957)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,289,745	(319,513,033)
Change in net assets	50,618,950	(319,815,925)
Net Assets:
Beginning of period	1,039,760,993	1,359,576,918
End of period	$1,090,379,943	$1,039,760,993
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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15

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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16

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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17

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,933,561 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,050	$—	$(1,402)
Capital Shares	179	—	(96)
Eagle Shares	11,443	(13)	(6,923)
TOTAL	$13,672	$(13)	$(8,421)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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18

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	263,484,507	$263,336,933	540,618,930	$540,592,436
Shares issued to shareholders in payment of distributions declared	137,289	137,190	99,498	99,485
Shares redeemed	(211,358,360)	(211,239,946)	(860,513,380)	(860,423,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	52,263,436	$52,234,177	(319,794,952)	$(319,731,628)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,119,057	$8,114,658	8,490,909	$8,488,527
Shares issued to shareholders in payment of distributions declared	52	52	4	4
Shares redeemed	(8,836,748)	(8,831,908)	(8,133,990)	(8,131,632)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(717,639)	$(717,198)	356,923	$356,899
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19

	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	562	562	36	36
Shares redeemed	—	—	(2,451)	(2,451)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	562	$562	(2,415)	$(2,415)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	792,916	$792,543	650,122	$649,999
Shares issued to shareholders in payment of distributions declared	11,152	11,144	437	437
Shares redeemed	(1,032,026)	(1,031,483)	(786,474)	(786,325)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(227,958)	$(227,796)	(135,915)	$(135,889)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	51,318,401	$51,289,745	(319,576,359)	$(319,513,033)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$3,951,563	$761,109

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$5,302
Net unrealized depreciation	$(587,690)

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2022, the cost of investments for federal tax purposes was $1,100,051,720. The net unrealized depreciation of investments for federal tax purposes was $587,690. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $594,460.
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20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $1,899,061 of its fee and voluntarily reimbursed $26,066 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $4,476 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 71.07% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES INSTITUTIONAL MONEY MARKET MANAGEMENT:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.10	$0.75
Service Shares	$1,000	$1,002.10	$1.74[2]
Capital Shares	$1,000	$1,002.70	$1.19
Eagle Shares	$1,000	$1,002.10	$1.74[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.05	$0.75
Service Shares	$1,000	$1,023.06	$1.76[2]
Capital Shares	$1,000	$1,023.60	$1.20
Eagle Shares	$1,000	$1,023.06	$1.76[3]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.24%
Eagle Shares	0.35%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.99 and $2.01, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.99 and $2.01, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report
38

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
Annual Shareholder Report
40

believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
41

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.8%
Variable Rate Instruments	22.3%
Bank Instruments	22.2%
Commercial Paper	12.0%
U.S. Treasury Securities	0.3%
Cash Equivalent[2]	8.0%
Other Assets and Liabilities—Net[3]	2.4%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	76.6%
8-30 Days	6.2%
31-90 Days	8.9%
91-180 Days	3.1%
181 Days or more	2.8%
Other Assets and Liabilities—Net[3]	2.4%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 37.3% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 22.3%
		Finance - Banking— 19.8%
$ 95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR +0.180%), 8/10/2022	$ 95,000,000
15,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.500% (SOFR +0.220%), 8/5/2022	15,000,000
90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (SOFR +0.360%), 12/23/2022	90,000,000
15,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.720% (SOFR +0.440%), 11/18/2022	15,000,000
13,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	13,000,000
60,000,000		Australia & New Zealand Banking Group, Melbourne, 2.430% (SOFR +0.150%), 8/1/2022	59,990,994
195,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	195,000,000
100,000,000	[2]	Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
45,000,000		Bank of Montreal, 2.530% (SOFR +0.250%), 8/1/2022	45,000,000
50,000,000		Bank of Montreal, 2.580% (SOFR +0.300%), 8/1/2022	50,000,000
73,500,000		Bank of Montreal, 2.580% (SOFR +0.300%), 8/1/2022	73,500,000
85,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	85,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	150,000,000
20,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	20,000,000
50,000,000	[2]	Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	50,000,000
206,000,000	[2]	Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	206,000,000
40,000,000	[2]	Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	40,000,000
73,300,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	73,300,000
25,000,000	[2]	Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	25,000,000
18,750,000	[2]	Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	18,749,999
250,000,000	[2]	Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	250,000,000
80,000,000	[2]	Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	80,000,000
71,500,000	[2]	Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	71,500,000
70,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	70,000,000
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	$ 60,000,000
45,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	45,000,000
39,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	39,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.420%, 8/4/2022	6,725,000
1,075,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.860%, 8/4/2022	1,075,000
355,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.630%, 8/4/2022	355,000
89,500,000	[2]	MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	89,500,000
110,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	110,000,000
80,000,000	[2]	Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	80,000,000
175,000,000	[2]	Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	175,000,000
50,000,000	[2]	Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	50,000,000
19,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 2.450%, 8/4/2022	29,435,000
90,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	90,000,000
200,000,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	200,000,000
100,000,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	100,000,000
75,000,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	75,000,000
405,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 2.380%, 8/4/2022	405,000
100,000,000		Svenska Handelsbanken, Stockholm, 2.030% (SOFR +0.500%), 8/1/2022	100,000,000
39,000,000	[2]	Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	39,000,000
36,732,455		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	36,732,455
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
3,954,173		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,173
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	$ 18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
118,000,000	[2]	Toronto Dominion Bank, 1.930% (SOFR +0.400%), 8/1/2022	118,000,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	18,290,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	20,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	20,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	250,000,000
		TOTAL	3,741,932,621
		Finance - Retail— 0.7%
25,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	25,000,000
50,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	50,000,000
15,000,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 1/20/2023	15,000,000
20,000,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	20,000,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,000,000
		TOTAL	135,000,000
		Government Agency— 1.8%
5,915,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,925,000
2,700,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	2,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	2,100,000
1,695,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 2.610%, 8/4/2022	1,695,000
5,635,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 2.450%, 8/4/2022	5,635,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 2.450%, 8/4/2022	11,100,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,740,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	$ 30,200,000
25,622,500		Naples SI, LLC, (Federal Home Loan Bank of Indianapolis LOC), 2.450%, 8/4/2022	25,622,500
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	35,960,000
6,215,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 2.450%, 8/4/2022	6,215,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	21,000,000
5,225,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 2.500%, 8/4/2022	5,225,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,000,000
15,150,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	15,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 2.450%, 8/4/2022	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 2.450%, 8/4/2022	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	20,945,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	16,400,000
		TOTAL	330,957,500
		TOTAL NOTES - VARIABLE	4,207,890,121
Annual Shareholder Report
5

Principal Amount or Shares			Value
		TIME DEPOSITS— 12.3%
		Finance - Banking— 12.3%
$ 945,000,000		ABN Amro Bank NV, 2.010% - 2.220%, 8/1/2022 - 8/3/2022	$ 945,000,000
850,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	850,000,000
525,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	525,000,000
		TOTAL TIME DEPOSITS	2,320,000,000
	[3]	COMMERCIAL PAPER— 12.0%
		Finance - Banking— 9.7%
40,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.772%, 8/1/2022	40,000,000
40,000,000		Bank of Montreal, 2.800%, 5/9/2023	40,000,000
112,500,000		Bank of Nova Scotia, Toronto, 0.200% - 0.205%, 9/7/2022 - 9/16/2022	112,475,678
167,500,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	167,490,136
165,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	164,267,674
100,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	99,903,750
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	99,800,000
116,995,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	116,624,483
150,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	149,722,146
23,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	22,989,810
140,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	139,798,833
124,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.866%, 9/6/2022 - 6/15/2023	121,805,100
125,000,000		Nationwide Building Society, 2.020%, 8/1/2022	125,000,000
65,000,000		Royal Bank of Canada, 0.250%, 10/14/2022	64,966,597
197,000,000		Royal Bank of Canada, New York Branch, 0.220% - 0.402%, 10/7/2022 - 11/15/2022	196,821,764
166,000,000		Toronto Dominion Bank, 2.051% - 2.903%, 3/17/2023 - 5/31/2023	162,456,170
		TOTAL	1,824,122,141
		Finance - Retail— 0.9%
25,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	24,975,000
30,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	29,940,875
80,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	79,925,578
40,000,000		Thunder Bay Funding, LLC, 1.659%, 9/19/2022	39,910,166
		TOTAL	174,751,619
		Oil & Oil Finance— 0.5%
90,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	89,989,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Sovereign— 0.9%
$ 170,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	$ 169,975,006
		TOTAL COMMERCIAL PAPER	2,258,837,766
		CERTIFICATES OF DEPOSIT— 9.9%
		Finance - Banking— 9.9%
131,500,000		Canadian Imperial Bank of Commerce, 0.350%, 11/7/2022 - 11/10/2022	131,500,000
165,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	165,000,000
150,000,000		DNB Bank ASA, 1.100%, 9/6/2022	150,000,000
142,500,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	142,500,000
160,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	160,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	100,000,000
657,500,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/17/2022 - 9/29/2022	657,500,000
365,500,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	365,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,872,000,000
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	50,003,021
		OTHER REPURCHASE AGREEMENTS— 15.7%
		Finance - Banking— 15.7%
80,000,000		BMO Capital Markets Corp., 2.42%, dated 7/29/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,018,150 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury note, medium-term notes and sovereign with a market value of $91,818,514 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
20,000,000		BMO Capital Markets Corp., 2.47%, dated 7/29/2022, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,204,117 on 8/1/2022, in which asset-backed securities and corporate bonds with a market value of $20,404,760 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 25,000,000
BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a
$500,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of
$510,102,000 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 25,000,000
130,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
520,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	520,000,000
25,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,005,042 on 8/1/2022, in which asset-backed securities with a market value of $25,500,014 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	BNP Paribas S.A., 2.47%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,583 on 8/1/2022, in which corporate bonds with a market value of $102,021,846 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
160,000,000	J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Mizuho Securities USA, Inc., 2.14%, dated 2/3/2022, interest in a
$80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,309,111 on 9/8/2022, in which asset-backed securities and commercial paper with a market value of $81,730,968 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 70,000,000
30,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
200,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
150,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes sand treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
100,000,000	Standard Chartered Bank, 2.45%, dated 7/28/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,047,639 on 8/4/2022, in which U.S. Treasury bonds, U.S. Treasury notes and U.S. Government Agency securities with a market value of $102,027,802 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
Wells Fargo Securities LLC, 2.63%, dated 6/24/2022, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,986,250 on 9/22/2022, in which sovereign securities with a market value of $153,424,860 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
175,000,000	Wells Fargo Securities LLC, 2.91%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $176,273,125 on 10/11/2022, in which convertible bonds and sovereign securities with a market value of $178,774,603 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
190,000,000	Wells Fargo Securities LLC, 3.12%, dated 3/23/2022, interest in a $190,000,000 collateralized loan agreement will repurchase securities provided as collateral for $191,482,000 on 10/13/2022, in which sovereign securities with a market value of $194,085,564 have been received as collateral and held with BNY Mellon as tri-party agent.	190,000,000
150,000,000	Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,200,000 on 10/20/2022, in which sovereign securities with a market value of $153,136,948 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,970,000,000
	REPURCHASE AGREEMENTS— 17.1%
	Finance - Banking— 17.1%
426,001,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	426,001,000
250,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	250,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$2,500,000,000
Repurchase agreement 2.30%, dated 7/29/2022 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $2,500,479,167 on 8/1/2022. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,500,479,193.
		$ 2,500,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 2.39%, dated 7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	3,226,001,000
	INVESTMENT COMPANIES— 8.0%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 1.86%[4]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[4]	500,320,089
	TOTAL INVESTMENT COMPANIES	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—97.6% (AT AMORTIZED COST)[5]	18,404,764,998
	OTHER ASSETS AND LIABILITIES - NET—2.4%[6]	455,846,467
	TOTAL NET ASSETS—100%	$18,860,611,465
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Purchases at Cost	$—	$44,798	$44,798
Proceeds from Sales	$—	$(44,998)	$(44,998)
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$52,763	$52,763
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 7/31/2022	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$3,569,405	$1,758,689	$5,328,094
Annual Shareholder Report
11

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Denotes a variable rate security with current rate and next reset date shown.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$4,207,890,121	$—	$4,207,890,121
Time Deposits	—	2,320,000,000	—	2,320,000,000
Commercial Paper	—	2,258,837,766	—	2,258,837,766
Certificates of Deposit	—	1,872,000,000	—	1,872,000,000
U.S. Treasury	—	50,003,021	—	50,003,021
Other Repurchase Agreements	—	2,970,000,000	—	2,970,000,000
Repurchase Agreements	—	3,226,001,000	—	3,226,001,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$16,904,731,908	$—	$18,404,764,998
Annual Shareholder Report
12

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.010	0.020	0.012
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.010	0.020	0.012
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.010)	(0.020)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.010)	(0.020)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.01%	1.01%	2.03%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.32%	0.23%	0.53%	0.54%	0.51%
Net investment income	0.18%	0.01%	1.01%	2.06%	1.21%
Expense waiver/reimbursement[4]	0.33%	0.41%	0.11%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$711,893	$1,034,830	$1,603,414	$1,678,950	$376,107

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.006	0.014	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.001	0.000[1]	0.006	0.014	0.006
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.56%	1.42%	0.58%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.23%	0.97%	1.13%	1.15%
Net investment income	0.09%	0.01%	0.54%	1.42%	0.56%
Expense waiver/reimbursement[4]	0.82%	1.09%	0.32%	0.16%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,244	$38,762	$48,615	$44,257	$42,390

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.013	0.023	0.015
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.013	0.023	0.015
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.33%	0.04%	1.33%	2.36%	1.53%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.36%	0.04%	1.33%	2.36%	1.56%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,928,308	$11,788,470	$18,814,127	$16,862,096	$5,770,600

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2019[1]
	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[2]	0.013	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	—
Total From Investment Operations	0.003	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.003)	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.33%	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.19%	0.20%	0.20%	0.20%[5]
Net investment income	0.75%	0.04%	1.32%	2.39%[5]
Expense waiver/reimbursement[6]	0.10%	0.10%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,026,476	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.011	0.021	0.013
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.002	0.000[1]	0.011	0.021	0.013
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	0.01%	1.09%	2.10%	1.28%
Ratios to Average Net Assets:
Net expenses[3]	0.28%	0.23%	0.45%	0.45%	0.45%
Net investment income	0.23%	0.01%	1.06%	2.09%	1.31%
Expense waiver/reimbursement[4]	0.28%	0.32%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,479,712	$1,711,361	$3,016,273	$2,757,262	$1,799,914

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.007	0.016	0.008
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.001	0.000[1]	0.007	0.016	0.008
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.12%	0.01%	0.72%	1.65%	0.83%
Ratios to Average Net Assets:
Net expenses[3]	0.40%	0.22%	0.81%	0.90%	0.90%
Net investment income	0.12%	0.01%	0.71%	1.64%	0.80%
Expense waiver/reimbursement[4]	0.60%	0.78%	0.19%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,301,550	$1,275,933	$1,125,251	$1,043,702	$998,683

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.006	0.015	0.007
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.001	0.000[1]	0.006	0.015	0.007
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.01%	0.62%	1.51%	0.72%
Ratios to Average Net Assets:
Net expenses[3]	0.42%	0.22%	0.92%	1.03%	1.00%
Net investment income	0.10%	0.01%	0.63%	1.49%	0.72%
Expense waiver/reimbursement[4]	0.84%	1.03%	0.34%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,283	$42,076	$33,265	$32,789	$29,911

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.012	0.022	0.013
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Total From Investment Operations	0.003	0.000[1]	0.012	0.022	0.014
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.012)	(0.022)	(0.014)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.012)	(0.022)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.29%	0.01%	1.23%	2.26%	1.43%
Ratios to Average Net Assets:
Net expenses[3]	0.23%	0.23%	0.30%	0.30%	0.30%
Net investment income	0.27%	0.01%	1.20%	2.25%	1.46%
Expense waiver/reimbursement[4]	0.18%	0.18%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$310,975	$329,279	$548,708	$670,114	$398,852

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.009	0.018	0.010
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.009	0.018	0.010
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.009)	(0.018)	(0.010)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.009)	(0.018)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.17%	0.01%	0.87%	1.85%	1.02%
Ratios to Average Net Assets:
Net expenses[3]	0.33%	0.23%	0.66%	0.70%	0.70%
Net investment income	0.12%	0.01%	0.86%	1.90%	1.03%
Expense waiver/reimbursement[4]	0.47%	0.57%	0.14%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,172	$2,670,993	$3,667,951	$3,502,863	$19,829

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,196,001,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	12,208,763,998
Investment in securities, at amortized cost and fair value	18,404,764,998
Cash	499,965,635
Income receivable	15,109,160
Income receivable from affiliated holdings	1,986,792
Receivable for shares sold	80,292,825
Total Assets	19,002,119,410
Liabilities:
Payable for investments purchased	101,300,000
Payable for shares redeemed	35,357,228
Income distribution payable	1,641,527
Payable for investment adviser fee (Note 5)	168,775
Payable for administrative fee (Note 5)	121,261
Payable for Directors’/Trustees’ fees (Note 5)	1,290
Payable for distribution services fee (Note 5)	687,724
Payable for other service fees (Notes 2 and 5)	1,317,710
Accrued expenses (Note 5)	912,430
Total Liabilities	141,507,945
Net assets for 18,860,455,668 shares outstanding	$18,860,611,465
Net Assets Consist of:
Paid-in capital	$18,860,446,852
Total distributable earnings (loss)	164,613
Total Net Assets	$18,860,611,465
Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$711,892,590 ÷ 711,886,688 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$41,244,466 ÷ 41,244,123 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$13,928,307,730 ÷ 13,928,192,808 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$1,026,475,838 ÷ 1,026,467,354 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,479,711,780 ÷ 1,479,699,509 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,301,549,758 ÷ 1,301,538,951 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$42,282,604 ÷ 42,282,252 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$310,974,601 ÷ 310,972,028 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$18,172,098 ÷ 18,171,955 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$89,761,883
Dividends received from affiliated holdings*	5,328,094
TOTAL INCOME	95,089,977
Expenses:
Investment adviser fee (Note 5)	36,509,887
Administrative fee (Note 5)	14,289,405
Custodian fees	567,852
Transfer agent fees (Note 2)	5,569,261
Directors’/Trustees’ fees (Note 5)	105,194
Auditing fees	23,960
Legal fees	7,357
Portfolio accounting fees	273,154
Distribution services fee (Note 5)	11,240,682
Other service fees (Notes 2 and 5)	17,306,459
Share registration costs	344,470
Printing and postage	419,263
Miscellaneous (Note 5)	198,385
TOTAL EXPENSES	86,855,329
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(23,635,210)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(21,320,329)
TOTAL WAIVERS AND REIMBURSEMENTS	(44,955,539)
Net expenses	41,899,790
Net investment income	53,190,187
Net realized gain on investments (including net realized gain of $52,763 on sales of investments in affiliated holdings*)	143,440
Change in net assets resulting from operations	$53,333,627

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,190,187	$7,423,269
Net realized gain (loss)	143,440	11,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,333,627	7,434,825
Distributions to Shareholders:
Automated Shares	(2,585,791)	(137,765)
Class R Shares	(33,725)	(3,974)
Wealth Shares	(39,560,633)	(6,432,149)
Advisor Shares	(2,214,414)	(127,699)
Service Shares	(3,354,482)	(233,300)
Cash II Shares	(1,568,320)	(125,177)
Cash Series Shares	(37,265)	(3,927)
Capital Shares	(832,858)	(50,973)
Trust Shares	(2,998,443)	(349,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,185,931)	(7,464,085)
Share Transactions:
Proceeds from sale of shares	19,988,592,929	15,284,485,959
Net asset value of shares issued to shareholders in payment of distributions declared	49,057,880	6,952,724
Cost of shares redeemed	(20,256,811,128)	(25,445,666,626)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(219,160,319)	(10,154,227,943)
Change in net assets	(219,012,623)	(10,154,257,203)
Net Assets:
Beginning of period	19,079,624,088	29,233,881,291
End of period	$18,860,611,465	$19,079,624,088
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost
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to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $44,955,539 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,539,140	$(83,334)	$(628,059)
Class R Shares	94,591	—	(52,132)
Wealth Shares	1,686,518	(94)	—
Advisor Shares	24,100	—	—
Service Shares	243,106	—	(28)
Cash II Shares	1,444,009	(10,081)	(726,221)
Cash Series Shares	45,892	(2,043)	(22,901)
Capital Shares	50,699	—	—
Trust Shares	441,206	(6)	—
TOTAL	$5,569,261	$(95,558)	$(1,429,341)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $14,630 of other service fees for the year ended July 31, 2022. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,589,196	$—	$(2,318,200)
Class R Shares	94,911	(1,849)	(75,432)
Service Shares	3,697,068	—	(2,360,209)
Cash II Shares	3,216,087	—	(2,450,647)
Cash Series Shares	97,403	—	(77,893)
Capital Shares	305,095	(1,420)	(186,668)
Trust Shares	6,306,699	—	(4,840,272)
TOTAL	$17,306,459	$(3,269)	$(12,309,321)
For the year ended July 31, 2022, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
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resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,528,635,804	$1,528,635,804	1,092,892,574	$1,092,892,574
Shares issued to shareholders in payment of distributions declared	2,577,947	2,577,947	135,800	135,800
Shares redeemed	(1,854,156,282)	(1,854,156,282)	(1,661,611,602)	(1,661,611,602)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(322,942,531)	$(322,942,531)	(568,583,228)	$(568,583,228)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	17,000,468	$17,000,468	25,037,245	$25,037,245
Shares issued to shareholders in payment of distributions declared	33,614	33,614	3,927	3,927
Shares redeemed	(14,551,648)	(14,551,648)	(34,894,798)	(34,894,798)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,482,434	$2,482,434	(9,853,626)	$(9,853,626)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	13,906,013,345	$13,906,013,345	8,603,643,868	$8,603,643,868
Shares issued to shareholders in payment of distributions declared	35,833,910	35,833,910	5,940,168	5,940,168
Shares redeemed	(11,802,119,110)	(11,802,119,110)	(15,635,221,953)	(15,635,221,953)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	2,139,728,145	$2,139,728,145	(7,025,637,917)	$(7,025,637,917)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	1,349,386,951	$1,349,386,951	170,408,084	$170,408,084
Shares issued to shareholders in payment of distributions declared	2,214,267	2,214,267	127,699	127,699
Shares redeemed	(513,054,969)	(513,054,969)	(358,892,162)	(358,892,162)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	838,546,249	$838,546,249	(188,356,379)	$(188,356,379)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,344,417,523	$1,344,417,523	1,287,654,602	$1,287,654,602
Shares issued to shareholders in payment of distributions declared	3,061,138	3,061,138	220,581	220,581
Shares redeemed	(1,579,139,032)	(1,579,139,032)	(2,592,784,162)	(2,592,784,162)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(231,660,371)	$(231,660,371)	(1,304,908,979)	$(1,304,908,979)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	610,894,665	$610,894,665	1,494,273,060	$1,494,273,060
Shares issued to shareholders in payment of distributions declared	1,557,950	1,557,950	124,526	124,526
Shares redeemed	(586,846,085)	(586,846,085)	(1,343,714,244)	(1,343,714,244)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	25,606,530	$25,606,530	150,683,342	$150,683,342
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	61,276,990	$61,276,990	60,002,729	$60,002,729
Shares issued to shareholders in payment of distributions declared	36,978	36,978	3,891	3,891
Shares redeemed	(61,108,129)	(61,108,129)	(51,194,705)	(51,194,705)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	205,839	$205,839	8,811,915	$8,811,915
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	299,364,846	$299,364,846	286,065,142	$286,065,142
Shares issued to shareholders in payment of distributions declared	743,705	743,705	47,159	47,159
Shares redeemed	(318,414,947)	(318,414,947)	(505,540,753)	(505,540,753)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,306,396)	$(18,306,396)	(219,428,452)	$(219,428,452)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	871,602,337	$871,602,337	2,264,508,655	$2,264,508,655
Shares issued to shareholders in payment of distributions declared	2,998,371	2,998,371	348,973	348,973
Shares redeemed	(3,527,420,926)	(3,527,420,926)	(3,261,812,247)	(3,261,812,247)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2,652,820,218)	$(2,652,820,218)	(996,954,619)	$(996,954,619)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(219,160,319)	$(219,160,319)	(10,154,227,943)	$(10,154,227,943)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$53,185,931	$7,464,085

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$100,866
Undistributed long-term capital gains	$63,747

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Fund’s Adviser voluntarily waived $21,273,930 of its fee and voluntarily reimbursed $95,558 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2022, the Adviser reimbursed $2,361,280.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$196,533	$(148,261)
Cash II Shares	4,503,683	(3,048,860)
Cash Series Shares	233,767	(178,423)
Trust Shares	6,306,699	(4,107,296)
TOTAL	$11,240,682	$(7,482,840)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2022, FSSC received $16,713 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $19,000,000.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 73.37% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,002.00	$2.18[2]
Class R Shares	$1,000	$1,000.80	$3.47[3]
Wealth Shares	$1,000	$1,003.30	$0.94
Advisor Shares	$1,000	$1,003.30	$0.94
Service Shares	$1,000	$1,002.30	$1.89[4]
Cash II Shares	$1,000	$1,001.20	$3.08[5]
Cash Series Shares	$1,000	$1,000.90	$3.32[6]
Capital Shares	$1,000	$1,002.90	$1.34[7]
Trust Shares	$1,000	$1,001.60	$2.48[8]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.61	$2.21[2]
Class R Shares	$1,000	$1,021.32	$3.51[3]
Wealth Shares	$1,000	$1,023.85	$0.95
Advisor Shares	$1,000	$1,023.85	$0.95
Service Shares	$1,000	$1,022.91	$1.91[4]
Cash II Shares	$1,000	$1,021.72	$3.11[5]
Cash Series Shares	$1,000	$1,021.47	$3.36[6]
Capital Shares	$1,000	$1,023.46	$1.35[7]
Trust Shares	$1,000	$1,022.32	$2.51[8]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.44%
Class R Shares	0.70%
Wealth Shares	0.19%
Advisor Shares	0.19%
Service Shares	0.38%
Cash II Shares	0.62%
Cash Series Shares	0.67%
Capital Shares	0.27%
Trust Shares	0.50%
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41

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.71 and $5.76, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.47 and $4.51, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

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42

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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43

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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44

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report
45

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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46

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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47

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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48

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report
49

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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50

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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51

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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52

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
Annual Shareholder Report
55

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
56

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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58

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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59

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.8%
Variable Rate Instruments	22.3%
Bank Instruments	22.2%
Commercial Paper	12.0%
U.S. Treasury Securities	0.3%
Cash Equivalent[2]	8.0%
Other Assets and Liabilities—Net[3]	2.4%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	76.6%
8-30 Days	6.2%
31-90 Days	8.9%
91-180 Days	3.1%
181 Days or more	2.8%
Other Assets and Liabilities—Net[3]	2.4%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 37.3% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 22.3%
		Finance - Banking— 19.8%
$ 95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR +0.180%), 8/10/2022	$ 95,000,000
15,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.500% (SOFR +0.220%), 8/5/2022	15,000,000
90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (SOFR +0.360%), 12/23/2022	90,000,000
15,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.720% (SOFR +0.440%), 11/18/2022	15,000,000
13,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	13,000,000
60,000,000		Australia & New Zealand Banking Group, Melbourne, 2.430% (SOFR +0.150%), 8/1/2022	59,990,994
195,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	195,000,000
100,000,000	[2]	Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
45,000,000		Bank of Montreal, 2.530% (SOFR +0.250%), 8/1/2022	45,000,000
50,000,000		Bank of Montreal, 2.580% (SOFR +0.300%), 8/1/2022	50,000,000
73,500,000		Bank of Montreal, 2.580% (SOFR +0.300%), 8/1/2022	73,500,000
85,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	85,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	150,000,000
20,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	20,000,000
50,000,000	[2]	Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	50,000,000
206,000,000	[2]	Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	206,000,000
40,000,000	[2]	Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	40,000,000
73,300,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	73,300,000
25,000,000	[2]	Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	25,000,000
18,750,000	[2]	Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	18,749,999
250,000,000	[2]	Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	250,000,000
80,000,000	[2]	Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	80,000,000
71,500,000	[2]	Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	71,500,000
70,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	70,000,000
Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	$ 60,000,000
45,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	45,000,000
39,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	39,000,000
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.420%, 8/4/2022	6,725,000
1,075,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.860%, 8/4/2022	1,075,000
355,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.630%, 8/4/2022	355,000
89,500,000	[2]	MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	89,500,000
110,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	110,000,000
80,000,000	[2]	Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	80,000,000
175,000,000	[2]	Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	175,000,000
50,000,000	[2]	Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	50,000,000
19,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 2.450%, 8/4/2022	29,435,000
90,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	90,000,000
200,000,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	200,000,000
100,000,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	100,000,000
75,000,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	75,000,000
405,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 2.380%, 8/4/2022	405,000
100,000,000		Svenska Handelsbanken, Stockholm, 2.030% (SOFR +0.500%), 8/1/2022	100,000,000
39,000,000	[2]	Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	39,000,000
36,732,455		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	36,732,455
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
3,954,173		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,173
Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	$ 18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
118,000,000	[2]	Toronto Dominion Bank, 1.930% (SOFR +0.400%), 8/1/2022	118,000,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	18,290,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	20,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	20,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	250,000,000
		TOTAL	3,741,932,621
		Finance - Retail— 0.7%
25,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	25,000,000
50,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	50,000,000
15,000,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 1/20/2023	15,000,000
20,000,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	20,000,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,000,000
		TOTAL	135,000,000
		Government Agency— 1.8%
5,915,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,925,000
2,700,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	2,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	2,100,000
1,695,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 2.610%, 8/4/2022	1,695,000
5,635,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 2.450%, 8/4/2022	5,635,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 2.450%, 8/4/2022	11,100,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,740,000
Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	$ 30,200,000
25,622,500		Naples SI, LLC, (Federal Home Loan Bank of Indianapolis LOC), 2.450%, 8/4/2022	25,622,500
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	35,960,000
6,215,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 2.450%, 8/4/2022	6,215,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	21,000,000
5,225,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 2.500%, 8/4/2022	5,225,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,000,000
15,150,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	15,150,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 2.450%, 8/4/2022	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 2.450%, 8/4/2022	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	20,945,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	16,400,000
		TOTAL	330,957,500
		TOTAL NOTES - VARIABLE	4,207,890,121
Annual Shareholder Report
5

Principal Amount or Shares			Value
		TIME DEPOSITS— 12.3%
		Finance - Banking— 12.3%
$ 945,000,000		ABN Amro Bank NV, 2.010% - 2.220%, 8/1/2022 - 8/3/2022	$ 945,000,000
850,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	850,000,000
525,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	525,000,000
		TOTAL TIME DEPOSITS	2,320,000,000
	[3]	COMMERCIAL PAPER— 12.0%
		Finance - Banking— 9.7%
40,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.772%, 8/1/2022	40,000,000
40,000,000		Bank of Montreal, 2.800%, 5/9/2023	40,000,000
112,500,000		Bank of Nova Scotia, Toronto, 0.200% - 0.205%, 9/7/2022 - 9/16/2022	112,475,678
167,500,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	167,490,136
165,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	164,267,674
100,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	99,903,750
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	99,800,000
116,995,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	116,624,483
150,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	149,722,146
23,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	22,989,810
140,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	139,798,833
124,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.866%, 9/6/2022 - 6/15/2023	121,805,100
125,000,000		Nationwide Building Society, 2.020%, 8/1/2022	125,000,000
65,000,000		Royal Bank of Canada, 0.250%, 10/14/2022	64,966,597
197,000,000		Royal Bank of Canada, New York Branch, 0.220% - 0.402%, 10/7/2022 - 11/15/2022	196,821,764
166,000,000		Toronto Dominion Bank, 2.051% - 2.903%, 3/17/2023 - 5/31/2023	162,456,170
		TOTAL	1,824,122,141
		Finance - Retail— 0.9%
25,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	24,975,000
30,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	29,940,875
80,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	79,925,578
40,000,000		Thunder Bay Funding, LLC, 1.659%, 9/19/2022	39,910,166
		TOTAL	174,751,619
		Oil & Oil Finance— 0.5%
90,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	89,989,000
Annual Shareholder Report
6

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Sovereign— 0.9%
$ 170,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	$ 169,975,006
		TOTAL COMMERCIAL PAPER	2,258,837,766
		CERTIFICATES OF DEPOSIT— 9.9%
		Finance - Banking— 9.9%
131,500,000		Canadian Imperial Bank of Commerce, 0.350%, 11/7/2022 - 11/10/2022	131,500,000
165,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	165,000,000
150,000,000		DNB Bank ASA, 1.100%, 9/6/2022	150,000,000
142,500,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	142,500,000
160,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	160,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	100,000,000
657,500,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/17/2022 - 9/29/2022	657,500,000
365,500,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	365,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,872,000,000
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	50,003,021
		OTHER REPURCHASE AGREEMENTS— 15.7%
		Finance - Banking— 15.7%
80,000,000		BMO Capital Markets Corp., 2.42%, dated 7/29/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,018,150 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury note, medium-term notes and sovereign with a market value of $91,818,514 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
20,000,000		BMO Capital Markets Corp., 2.47%, dated 7/29/2022, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,204,117 on 8/1/2022, in which asset-backed securities and corporate bonds with a market value of $20,404,760 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 25,000,000
BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a
$500,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of
$510,102,000 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 25,000,000
130,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
520,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	520,000,000
25,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,005,042 on 8/1/2022, in which asset-backed securities with a market value of $25,500,014 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	BNP Paribas S.A., 2.47%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,583 on 8/1/2022, in which corporate bonds with a market value of $102,021,846 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
160,000,000	J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Mizuho Securities USA, Inc., 2.14%, dated 2/3/2022, interest in a
$80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,309,111 on 9/8/2022, in which asset-backed securities and commercial paper with a market value of $81,730,968 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 70,000,000
30,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
200,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
150,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes sand treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
100,000,000	Standard Chartered Bank, 2.45%, dated 7/28/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,047,639 on 8/4/2022, in which U.S. Treasury bonds, U.S. Treasury notes and U.S. Government Agency securities with a market value of $102,027,802 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 150,000,000
Wells Fargo Securities LLC, 2.63%, dated 6/24/2022, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,986,250 on 9/22/2022, in which sovereign securities with a market value of $153,424,860 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
175,000,000	Wells Fargo Securities LLC, 2.91%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $176,273,125 on 10/11/2022, in which convertible bonds and sovereign securities with a market value of $178,774,603 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
190,000,000	Wells Fargo Securities LLC, 3.12%, dated 3/23/2022, interest in a $190,000,000 collateralized loan agreement will repurchase securities provided as collateral for $191,482,000 on 10/13/2022, in which sovereign securities with a market value of $194,085,564 have been received as collateral and held with BNY Mellon as tri-party agent.	190,000,000
150,000,000	Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,200,000 on 10/20/2022, in which sovereign securities with a market value of $153,136,948 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,970,000,000
	REPURCHASE AGREEMENTS— 17.1%
	Finance - Banking— 17.1%
426,001,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	426,001,000
250,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	250,000,000
Annual Shareholder Report
10

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$2,500,000,000
Repurchase agreement 2.30%, dated 7/29/2022 under which
Federal Reserve Bank of New York will repurchase securities
provided as collateral for $2,500,479,167 on 8/1/2022. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $2,500,479,193.
		$ 2,500,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 2.39%, dated 7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	3,226,001,000
	INVESTMENT COMPANIES— 8.0%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 1.86%[4]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[4]	500,320,089
	TOTAL INVESTMENT COMPANIES	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—97.6% (AT AMORTIZED COST)[5]	18,404,764,998
	OTHER ASSETS AND LIABILITIES - NET—2.4%[6]	455,846,467
	TOTAL NET ASSETS—100%	$18,860,611,465
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Purchases at Cost	$—	$44,798	$44,798
Proceeds from Sales	$—	$(44,998)	$(44,998)
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$52,763	$52,763
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 7/31/2022	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$3,569,405	$1,758,689	$5,328,094
Annual Shareholder Report
11

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Denotes a variable rate security with current rate and next reset date shown.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$4,207,890,121	$—	$4,207,890,121
Time Deposits	—	2,320,000,000	—	2,320,000,000
Commercial Paper	—	2,258,837,766	—	2,258,837,766
Certificates of Deposit	—	1,872,000,000	—	1,872,000,000
U.S. Treasury	—	50,003,021	—	50,003,021
Other Repurchase Agreements	—	2,970,000,000	—	2,970,000,000
Repurchase Agreements	—	3,226,001,000	—	3,226,001,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$16,904,731,908	$—	$18,404,764,998
Annual Shareholder Report
12

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.013	0.023	0.015
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.013	0.023	0.015
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.33%	0.04%	1.33%	2.36%	1.53%
Ratios to Average Net Assets:
Net expenses[3]	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.36%	0.04%	1.33%	2.36%	1.56%
Expense waiver/reimbursement[4]	0.12%	0.10%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,928,308	$11,788,470	$18,814,127	$16,862,096	$5,770,600

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,196,001,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	12,208,763,998
Investment in securities, at amortized cost and fair value	18,404,764,998
Cash	499,965,635
Income receivable	15,109,160
Income receivable from affiliated holdings	1,986,792
Receivable for shares sold	80,292,825
Total Assets	19,002,119,410
Liabilities:
Payable for investments purchased	101,300,000
Payable for shares redeemed	35,357,228
Income distribution payable	1,641,527
Payable for investment adviser fee (Note 5)	168,775
Payable for administrative fee (Note 5)	121,261
Payable for Directors’/Trustees’ fees (Note 5)	1,290
Payable for distribution services fee (Note 5)	687,724
Payable for other service fees (Notes 2 and 5)	1,317,710
Accrued expenses (Note 5)	912,430
Total Liabilities	141,507,945
Net assets for 18,860,455,668 shares outstanding	$18,860,611,465
Net Assets Consist of:
Paid-in capital	$18,860,446,852
Total distributable earnings (loss)	164,613
Total Net Assets	$18,860,611,465
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$711,892,590 ÷ 711,886,688 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$41,244,466 ÷ 41,244,123 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$13,928,307,730 ÷ 13,928,192,808 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$1,026,475,838 ÷ 1,026,467,354 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,479,711,780 ÷ 1,479,699,509 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,301,549,758 ÷ 1,301,538,951 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$42,282,604 ÷ 42,282,252 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$310,974,601 ÷ 310,972,028 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$18,172,098 ÷ 18,171,955 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$89,761,883
Dividends received from affiliated holdings*	5,328,094
TOTAL INCOME	95,089,977
Expenses:
Investment adviser fee (Note 5)	36,509,887
Administrative fee (Note 5)	14,289,405
Custodian fees	567,852
Transfer agent fees (Note 2)	5,569,261
Directors’/Trustees’ fees (Note 5)	105,194
Auditing fees	23,960
Legal fees	7,357
Portfolio accounting fees	273,154
Distribution services fee (Note 5)	11,240,682
Other service fees (Notes 2 and 5)	17,306,459
Share registration costs	344,470
Printing and postage	419,263
Miscellaneous (Note 5)	198,385
TOTAL EXPENSES	86,855,329
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(23,635,210)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(21,320,329)
TOTAL WAIVERS AND REIMBURSEMENTS	(44,955,539)
Net expenses	41,899,790
Net investment income	53,190,187
Net realized gain on investments (including net realized gain of $52,763 on sales of investments in affiliated holdings*)	143,440
Change in net assets resulting from operations	$53,333,627

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,190,187	$7,423,269
Net realized gain (loss)	143,440	11,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,333,627	7,434,825
Distributions to Shareholders:
Automated Shares	(2,585,791)	(137,765)
Class R Shares	(33,725)	(3,974)
Wealth Shares	(39,560,633)	(6,432,149)
Advisor Shares	(2,214,414)	(127,699)
Service Shares	(3,354,482)	(233,300)
Cash II Shares	(1,568,320)	(125,177)
Cash Series Shares	(37,265)	(3,927)
Capital Shares	(832,858)	(50,973)
Trust Shares	(2,998,443)	(349,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,185,931)	(7,464,085)
Share Transactions:
Proceeds from sale of shares	19,988,592,929	15,284,485,959
Net asset value of shares issued to shareholders in payment of distributions declared	49,057,880	6,952,724
Cost of shares redeemed	(20,256,811,128)	(25,445,666,626)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(219,160,319)	(10,154,227,943)
Change in net assets	(219,012,623)	(10,154,257,203)
Net Assets:
Beginning of period	19,079,624,088	29,233,881,291
End of period	$18,860,611,465	$19,079,624,088
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost
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to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $44,955,539 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,539,140	$(83,334)	$(628,059)
Class R Shares	94,591	—	(52,132)
Wealth Shares	1,686,518	(94)	—
Advisor Shares	24,100	—	—
Service Shares	243,106	—	(28)
Cash II Shares	1,444,009	(10,081)	(726,221)
Cash Series Shares	45,892	(2,043)	(22,901)
Capital Shares	50,699	—	—
Trust Shares	441,206	(6)	—
TOTAL	$5,569,261	$(95,558)	$(1,429,341)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $14,630 of other service fees for the year ended July 31, 2022. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,589,196	$—	$(2,318,200)
Class R Shares	94,911	(1,849)	(75,432)
Service Shares	3,697,068	—	(2,360,209)
Cash II Shares	3,216,087	—	(2,450,647)
Cash Series Shares	97,403	—	(77,893)
Capital Shares	305,095	(1,420)	(186,668)
Trust Shares	6,306,699	—	(4,840,272)
TOTAL	$17,306,459	$(3,269)	$(12,309,321)
For the year ended July 31, 2022, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be
Annual Shareholder Report
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resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,528,635,804	$1,528,635,804	1,092,892,574	$1,092,892,574
Shares issued to shareholders in payment of distributions declared	2,577,947	2,577,947	135,800	135,800
Shares redeemed	(1,854,156,282)	(1,854,156,282)	(1,661,611,602)	(1,661,611,602)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(322,942,531)	$(322,942,531)	(568,583,228)	$(568,583,228)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	17,000,468	$17,000,468	25,037,245	$25,037,245
Shares issued to shareholders in payment of distributions declared	33,614	33,614	3,927	3,927
Shares redeemed	(14,551,648)	(14,551,648)	(34,894,798)	(34,894,798)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,482,434	$2,482,434	(9,853,626)	$(9,853,626)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	13,906,013,345	$13,906,013,345	8,603,643,868	$8,603,643,868
Shares issued to shareholders in payment of distributions declared	35,833,910	35,833,910	5,940,168	5,940,168
Shares redeemed	(11,802,119,110)	(11,802,119,110)	(15,635,221,953)	(15,635,221,953)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	2,139,728,145	$2,139,728,145	(7,025,637,917)	$(7,025,637,917)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	1,349,386,951	$1,349,386,951	170,408,084	$170,408,084
Shares issued to shareholders in payment of distributions declared	2,214,267	2,214,267	127,699	127,699
Shares redeemed	(513,054,969)	(513,054,969)	(358,892,162)	(358,892,162)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	838,546,249	$838,546,249	(188,356,379)	$(188,356,379)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,344,417,523	$1,344,417,523	1,287,654,602	$1,287,654,602
Shares issued to shareholders in payment of distributions declared	3,061,138	3,061,138	220,581	220,581
Shares redeemed	(1,579,139,032)	(1,579,139,032)	(2,592,784,162)	(2,592,784,162)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(231,660,371)	$(231,660,371)	(1,304,908,979)	$(1,304,908,979)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	610,894,665	$610,894,665	1,494,273,060	$1,494,273,060
Shares issued to shareholders in payment of distributions declared	1,557,950	1,557,950	124,526	124,526
Shares redeemed	(586,846,085)	(586,846,085)	(1,343,714,244)	(1,343,714,244)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	25,606,530	$25,606,530	150,683,342	$150,683,342
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	61,276,990	$61,276,990	60,002,729	$60,002,729
Shares issued to shareholders in payment of distributions declared	36,978	36,978	3,891	3,891
Shares redeemed	(61,108,129)	(61,108,129)	(51,194,705)	(51,194,705)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	205,839	$205,839	8,811,915	$8,811,915
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	299,364,846	$299,364,846	286,065,142	$286,065,142
Shares issued to shareholders in payment of distributions declared	743,705	743,705	47,159	47,159
Shares redeemed	(318,414,947)	(318,414,947)	(505,540,753)	(505,540,753)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,306,396)	$(18,306,396)	(219,428,452)	$(219,428,452)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	871,602,337	$871,602,337	2,264,508,655	$2,264,508,655
Shares issued to shareholders in payment of distributions declared	2,998,371	2,998,371	348,973	348,973
Shares redeemed	(3,527,420,926)	(3,527,420,926)	(3,261,812,247)	(3,261,812,247)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(2,652,820,218)	$(2,652,820,218)	(996,954,619)	$(996,954,619)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(219,160,319)	$(219,160,319)	(10,154,227,943)	$(10,154,227,943)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$53,185,931	$7,464,085

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$100,866
Undistributed long-term capital gains	$63,747

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Fund’s Adviser voluntarily waived $21,273,930 of its fee and voluntarily reimbursed $95,558 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2022, the Adviser reimbursed $2,361,280.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$196,533	$(148,261)
Cash II Shares	4,503,683	(3,048,860)
Cash Series Shares	233,767	(178,423)
Trust Shares	6,306,699	(4,107,296)
TOTAL	$11,240,682	$(7,482,840)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2022, FSSC received $16,713 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $19,000,000.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report
27

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 73.37% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,003.30	$0.94
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.85	$0.95

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
46

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	37.0%
Variable Rate Instruments	27.3%
Bank Instruments	21.7%
Commercial Paper	14.0%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	79.5%
8-30 Days	5.3%
31-90 Days	9.9%
91-180 Days	2.1%
181 Days or more	3.5%
Other Assets and Liabilities—Net[3]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
	[1]	NOTES - VARIABLE— 27.3%
		Finance - Banking— 23.3%
$ 90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR+0.180%), 8/10/2022	$ 90,000,000
6,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (Overnight Banking Fund Rate +0.360%), 12/23/2022	6,500,000
30,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	30,008,140
110,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	110,036,615
104,000,000		Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	103,955,840
30,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	29,963,024
60,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	59,632,964
100,000,000		Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	49,909,739
25,000,000		Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	24,968,645
33,500,000		Bank of Nova Scotia, Toronto, 2.800% (SOFR +0.520%), 8/2/2022	33,500,000
20,000,000		Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	20,007,378
125,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	124,975,245
25,000,000		Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	24,983,767
54,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	53,923,257
120,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	119,833,600
120,000,000		Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	119,843,012
50,000,000		Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	50,000,000
50,000,000		Canadian Imperial Holdings, Inc., 2.800% (SOFR +0.520%), 8/1/2022	49,930,476
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.410%, 8/3/2022	4,025,000
55,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	55,014,030
35,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	35,000,000
45,000,000		Commonwealth Bank of Australia, 2.710% (SOFR +0.430%), 8/2/2022	44,958,374
50,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	49,973,325
25,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	24,990,651
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.800%, 8/3/2022	$ 16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/4/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/4/2022	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	7,595,000
12,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	12,320,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.340%, 8/3/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 2.450%, 8/4/2022	9,000,000
100,000,000		MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	100,000,000
79,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	79,000,000
110,000,000		Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	110,000,000
115,000,000		Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	115,000,000
109,000,000		Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	109,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 2.470%, 8/4/2022	34,000,000
3,115,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.380%, 8/4/2022	3,115,000
150,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	149,837,175
62,500,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	62,500,000
152,500,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	152,427,909
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	18,965,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	150,000,000
62,284,973		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	62,284,973
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	4,680,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	$ 3,000,000
3,954,172		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,172
18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.660%, 8/3/2022	3,600,000
99,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR +0.450%), 8/1/2022	98,900,322
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR+0.450%), 8/2/2022	149,841,945
80,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	80,004,166
40,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	39,976,808
136,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	135,917,855
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.450%, 8/4/2022	5,870,000
		TOTAL	3,310,838,407
		Finance - Retail— 2.3%
70,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	70,000,000
45,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	44,997,621
45,000,000		Old Line Funding, LLC, 2.080% (SOFR +0.550%), 1/9/2023	44,994,657
100,000,000		Old Line Funding, LLC, 2.830% (SOFR +0.550%), 10/3/2022	100,016,040
47,500,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	47,500,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,006,354
		TOTAL	332,514,672
		Government Agency— 1.7%
5,285,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,285,000
42,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	9,015,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	$ 6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,975,000
		TOTAL	243,250,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,888,274,137)	3,886,603,079
	[2]	COMMERCIAL PAPER— 14.0%
		Finance - Banking— 10.7%
63,970,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.773% - 1.853%, 8/1/2022 - 8/5/2022	63,965,027
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,003,463
Annual Shareholder Report
5

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.210%, 9/8/2022 - 9/29/2022	$ 199,336,437
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	99,994,111
104,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	102,483,433
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,631,666
42,500,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	42,415,000
107,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	107,015,267
200,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	199,765,183
5,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	4,997,785
92,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	91,752,562
82,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.844%, 9/6/2022 - 6/15/2023	81,133,799
85,000,000		Nationwide Building Society, 2.020%, 8/1/2022	85,000,000
145,000,000		Royal Bank of Canada, 0.251% - 2.229%, 10/14/2022 - 3/29/2023	143,538,329
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,285,026
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	118,207,691
		TOTAL	1,528,524,779
		Finance - Retail— 1.7%
69,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	68,817,535
60,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	59,804,347
60,000,000		Old Line Funding, LLC, 1.659%, 9/19/2022	59,775,187
50,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	49,958,958
		TOTAL	238,356,027
		Oil & Oil Finance— 0.5%
70,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	69,991,445
		Sovereign— 1.1%
160,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	159,976,228
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,001,640,522)	1,996,848,479
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
500,000,000		ABN Amro Bank NV, 2.220% - 2.330%, 8/3/2022 - 8/5/2022	500,000,000
275,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	275,000,000
440,000,000		Australia & New Zealand Banking Group, Melbourne, 2.320%, 8/1/2022	440,000,000
Annual Shareholder Report
6

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 360,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	$ 360,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,575,000,000)	1,575,000,000
		CERTIFICATES OF DEPOSIT— 10.6%
		Finance - Banking— 10.6%
26,500,000		Bank of Montreal, 2.850%, 5/24/2023	26,336,767
210,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	210,000,000
115,000,000		DNB Bank ASA, 1.100%, 9/6/2022	114,843,595
100,000,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	100,000,000
165,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	164,962,798
70,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	70,000,000
515,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/18/2022 - 9/29/2022	514,947,924
305,000,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	303,829,965
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,506,500,000)	1,504,921,049
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022 (IDENTIFIED COST $50,003,021)	50,137,907
		OTHER REPURCHASE AGREEMENTS— 17.8%
		Finance - Banking— 17.8%
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
439,000,000		BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of $510,102,000 have been received as collateral and held with BNY Mellon as tri-party agent.	439,000,000
100,000,000		Bofa Securities, Inc., 2.39%, dated 7/29/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,029,875 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $153,030,602 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Bofa Securities, Inc., 2.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,735,000 on 10/31/2022, in which convertible bonds with a market value of $102,199,120 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	Bofa Securities, Inc., 2.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,837,500 on 10/31/2022, in which convertible bonds, medium-term notes and Sovereign with a market value of $255,496,826 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Bofa Securities, Inc., 2.35%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,004,896 on 8/1/2022, in which commercial paper with a market value of $25,505,956 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
70,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,014,117 on 8/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $71,400,029 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
49,490,000	ING Financial Markets LLC, 2.39%, dated 7/29/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,009,958 on 8/1/2022, in which corporate bonds with a market value of $51,010,957 have been received as collateral and held with BNY Mellon as tri-party agent.	49,490,000
100,000,000	ING Financial Markets LLC, 2.40%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,000 on 8/1/2022, in which common stocks, corporate bonds and medium-term notes with a market value of $102,020,404 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 65,000,000
J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 65,000,000
45,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
81,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	81,000,000
135,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange-traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
277,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	277,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a
$125,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $126,000,000 on 8/1/2022, in which sovereign securities with a market value of $127,614,209 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,541,490,000)	2,541,490,000
	REPURCHASE AGREEMENTS— 19.2%
	Finance - Banking— 19.2%
150,000,000	Repurchase agreement 2.40%, dated 7/29/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,030,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2052 and the market value of those underlying securities was $153,030,600.	150,000,000
299,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	299,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	500,000,000
700,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	700,000,000
1,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,000,191,722.	1,000,000,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 87,000,000
Interest in $150,000,000 joint repurchase agreement 2.39%, dated
7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.
		$ 87,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,736,000,000)	2,736,000,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $14,298,907,680)[3]	14,291,000,514
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(46,154,429)
	TOTAL NET ASSETS—100%	$14,244,846,085

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

As of July 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/reimbursement[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0019[1]	0.0001	0.0112	0.0218	0.0134
Net realized and unrealized gain (loss)	(0.0002)	(0.0002)	0.0003	0.0002	0.0000[2]
Total From Investment Operations	0.0017	(0.0001)	0.0115	0.0220	0.0134
Less Distributions:
Distributions from net investment income	(0.0025)	(0.0001)	(0.0112)	(0.0218)	(0.0135)
Net Asset Value, End of Period	$0.9997	$1.0005	$1.0007	$1.0004	$1.0002
Total Return[3]	0.17%	(0.01)%	1.15%	2.22%	1.35%
Ratios to Average Net Assets:
Net expenses[4]	0.26%	0.24%	0.40%	0.37%	0.39%
Net investment income	0.18%	0.01%	1.22%	2.21%	1.33%
Expense waiver/reimbursement[5]	0.25%	0.28%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,713	$32,413	$83,818	$93,979	$47,817

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022[1]	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0001[2]	0.0006	0.0131	0.0234	0.0151
Net realized and unrealized gain (loss)	0.0038	(0.0005)	0.0004	0.0002	0.0000[3]
Total From Investment Operations	0.0039	0.0001	0.0135	0.0236	0.0151
Less Distributions:
Distributions from net investment income	(0.0032)	(0.0004)	(0.0131)	(0.0234)	(0.0151)
Net Asset Value, End of Period	$1.0012	$1.0005	$1.0008	$1.0004	$1.0002
Total Return[4]	0.39%	0.01%	1.35%	2.39%	1.52%
Ratios to Average Net Assets:
Net expenses[5]	0.16%	0.20%	0.20%	0.20%	0.23%
Net investment income	0.01%	0.05%	1.19%	2.31%	1.52%
Expense waiver/reimbursement[6]	0.17%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$4,501	$23,527	$14,374	$25,206

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,277,490,000
Investment in securities	9,013,510,514
Investment in securities, at value (identified cost $14,298,907,680)	14,291,000,514
Cash	553,403
Income receivable	12,267,528
Total Assets	14,303,821,445
Liabilities:
Payable for investments purchased	42,415,000
Income distribution payable	15,954,638
Payable for investment adviser fee (Note 5)	117,280
Payable for administrative fee (Note 5)	91,887
Accrued expenses (Note 5)	396,555
Total Liabilities	58,975,360
Net assets for 14,248,059,005 shares outstanding	$14,244,846,085
Net Assets Consist of:
Paid-in capital	$14,254,096,547
Total distributable earnings (loss)	(9,250,462)
Total Net Assets	$14,244,846,085
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,232,132,569 ÷ 14,235,341,975 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$12,713,416 ÷ 12,716,930 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0012*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$72,199,266
Expenses:
Investment adviser fee (Note 5)	26,847,301
Administrative fee (Note 5)	10,508,115
Custodian fees	427,458
Transfer agent fees	115,442
Directors’/Trustees’ fees (Note 5)	77,727
Auditing fees	25,110
Legal fees	7,362
Portfolio accounting fees	271,093
Other service fees (Notes 2 and 5)	51,845
Share registration costs	57,131
Printing and postage	19,010
Miscellaneous (Note 5)	113,955
TOTAL EXPENSES	38,521,549
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(16,595,747)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(28,684)
TOTAL WAIVERS AND REIMBURSEMENT	(16,624,431)
Net expenses	21,897,118
Net investment income	50,302,148
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	54,512
Net change in unrealized appreciation of investments	(9,036,105)
Net realized and unrealized gain (loss) on investments	(8,981,593)
Change in net assets resulting from operations	$41,320,555
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,302,148	$17,271,664
Net realized gain (loss)	54,512	113,108
Net change in unrealized appreciation/depreciation	(9,036,105)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,320,555	11,253,315
Distributions to Shareholders:
Institutional Shares	(50,220,717)	(17,245,644)
Service Shares	(41,365)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,262,130)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	24,614,918,258	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	8,299,365	3,142,765
Cost of shares redeemed	(25,705,000,012)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,081,782,389)	(8,377,159,777)
Change in net assets	(1,090,723,964)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$14,244,846,085	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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19

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Annual Shareholder Report
20

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Annual Shareholder Report
21

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $16,624,431 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$51,604	$(3,382)	$(25,103)
Capital Shares	241	(112)	(87)
TOTAL	$51,845	$(3,494)	$(25,190)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
22

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,232,087,166	$24,233,003,776	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	8,283,360	8,282,176	3,128,894	3,130,517
Shares redeemed	(25,296,641,390)	(25,298,888,431)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,056,270,864)	$(1,057,602,479)	(8,303,214,883)	$(8,306,750,957)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	381,843,923	$381,914,482	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	17,154	17,151	4,099	4,101
Shares redeemed	(401,541,566)	(401,611,014)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,680,489)	$(19,679,381)	(51,365,822)	$(51,388,021)
Annual Shareholder Report
23

	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,080,449,705)	$(1,081,782,389)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$50,262,130	$17,258,653
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$57,427
Net unrealized depreciation	$(7,907,166)
Capital loss carryforwards	$(1,400,723)
At July 31, 2022, the cost of investments for federal tax purposes was $14,298,907,680. The net unrealized depreciation of investments for federal tax purposes was $7,907,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $451,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,358,996.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
The Fund used capital loss carryforwards of $54,512 to offset capital gains realized during the year ended July 31, 2022.
Annual Shareholder Report
24

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $16,595,747 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $132 and reimbursed $3,494 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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25

Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $14,500,000. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
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26

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 77.09% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.00	$0.84[2]
Service Shares	$1,000	$1,001.90	$1.84[3]
Capital Shares	$1,000	$1,003.90	$0.80[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.95	$0.85[2]
Service Shares	$1,000	$1,022.96	$1.86[3]
Capital Shares	$1,000	$1,024.00	$0.80[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.17%
Service Shares	0.37%
Capital Shares	0.16%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.24 and $1.24, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
45

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450523 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	37.0%
Variable Rate Instruments	27.3%
Bank Instruments	21.7%
Commercial Paper	14.0%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	79.5%
8-30 Days	5.3%
31-90 Days	9.9%
91-180 Days	2.1%
181 Days or more	3.5%
Other Assets and Liabilities—Net[3]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
	[1]	NOTES - VARIABLE— 27.3%
		Finance - Banking— 23.3%
$ 90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR+0.180%), 8/10/2022	$ 90,000,000
6,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (Overnight Banking Fund Rate +0.360%), 12/23/2022	6,500,000
30,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	30,008,140
110,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	110,036,615
104,000,000		Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	103,955,840
30,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	29,963,024
60,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	59,632,964
100,000,000		Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	49,909,739
25,000,000		Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	24,968,645
33,500,000		Bank of Nova Scotia, Toronto, 2.800% (SOFR +0.520%), 8/2/2022	33,500,000
20,000,000		Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	20,007,378
125,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	124,975,245
25,000,000		Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	24,983,767
54,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	53,923,257
120,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	119,833,600
120,000,000		Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	119,843,012
50,000,000		Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	50,000,000
50,000,000		Canadian Imperial Holdings, Inc., 2.800% (SOFR +0.520%), 8/1/2022	49,930,476
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.410%, 8/3/2022	4,025,000
55,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	55,014,030
35,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	35,000,000
45,000,000		Commonwealth Bank of Australia, 2.710% (SOFR +0.430%), 8/2/2022	44,958,374
50,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	49,973,325
25,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	24,990,651
Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.800%, 8/3/2022	$ 16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/4/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/4/2022	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	7,595,000
12,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	12,320,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.340%, 8/3/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 2.450%, 8/4/2022	9,000,000
100,000,000		MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	100,000,000
79,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	79,000,000
110,000,000		Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	110,000,000
115,000,000		Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	115,000,000
109,000,000		Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	109,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 2.470%, 8/4/2022	34,000,000
3,115,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.380%, 8/4/2022	3,115,000
150,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	149,837,175
62,500,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	62,500,000
152,500,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	152,427,909
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	18,965,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	150,000,000
62,284,973		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	62,284,973
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	4,680,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	$ 3,000,000
3,954,172		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,172
18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.660%, 8/3/2022	3,600,000
99,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR +0.450%), 8/1/2022	98,900,322
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR+0.450%), 8/2/2022	149,841,945
80,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	80,004,166
40,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	39,976,808
136,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	135,917,855
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.450%, 8/4/2022	5,870,000
		TOTAL	3,310,838,407
		Finance - Retail— 2.3%
70,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	70,000,000
45,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	44,997,621
45,000,000		Old Line Funding, LLC, 2.080% (SOFR +0.550%), 1/9/2023	44,994,657
100,000,000		Old Line Funding, LLC, 2.830% (SOFR +0.550%), 10/3/2022	100,016,040
47,500,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	47,500,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,006,354
		TOTAL	332,514,672
		Government Agency— 1.7%
5,285,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,285,000
42,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	9,015,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	$ 6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,975,000
		TOTAL	243,250,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,888,274,137)	3,886,603,079
	[2]	COMMERCIAL PAPER— 14.0%
		Finance - Banking— 10.7%
63,970,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.773% - 1.853%, 8/1/2022 - 8/5/2022	63,965,027
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,003,463
Annual Shareholder Report
5

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.210%, 9/8/2022 - 9/29/2022	$ 199,336,437
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	99,994,111
104,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	102,483,433
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,631,666
42,500,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	42,415,000
107,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	107,015,267
200,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	199,765,183
5,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	4,997,785
92,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	91,752,562
82,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.844%, 9/6/2022 - 6/15/2023	81,133,799
85,000,000		Nationwide Building Society, 2.020%, 8/1/2022	85,000,000
145,000,000		Royal Bank of Canada, 0.251% - 2.229%, 10/14/2022 - 3/29/2023	143,538,329
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,285,026
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	118,207,691
		TOTAL	1,528,524,779
		Finance - Retail— 1.7%
69,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	68,817,535
60,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	59,804,347
60,000,000		Old Line Funding, LLC, 1.659%, 9/19/2022	59,775,187
50,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	49,958,958
		TOTAL	238,356,027
		Oil & Oil Finance— 0.5%
70,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	69,991,445
		Sovereign— 1.1%
160,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	159,976,228
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,001,640,522)	1,996,848,479
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
500,000,000		ABN Amro Bank NV, 2.220% - 2.330%, 8/3/2022 - 8/5/2022	500,000,000
275,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	275,000,000
440,000,000		Australia & New Zealand Banking Group, Melbourne, 2.320%, 8/1/2022	440,000,000
Annual Shareholder Report
6

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 360,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	$ 360,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,575,000,000)	1,575,000,000
		CERTIFICATES OF DEPOSIT— 10.6%
		Finance - Banking— 10.6%
26,500,000		Bank of Montreal, 2.850%, 5/24/2023	26,336,767
210,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	210,000,000
115,000,000		DNB Bank ASA, 1.100%, 9/6/2022	114,843,595
100,000,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	100,000,000
165,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	164,962,798
70,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	70,000,000
515,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/18/2022 - 9/29/2022	514,947,924
305,000,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	303,829,965
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,506,500,000)	1,504,921,049
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022 (IDENTIFIED COST $50,003,021)	50,137,907
		OTHER REPURCHASE AGREEMENTS— 17.8%
		Finance - Banking— 17.8%
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
439,000,000		BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of $510,102,000 have been received as collateral and held with BNY Mellon as tri-party agent.	439,000,000
100,000,000		Bofa Securities, Inc., 2.39%, dated 7/29/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,029,875 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $153,030,602 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Bofa Securities, Inc., 2.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,735,000 on 10/31/2022, in which convertible bonds with a market value of $102,199,120 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	Bofa Securities, Inc., 2.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,837,500 on 10/31/2022, in which convertible bonds, medium-term notes and Sovereign with a market value of $255,496,826 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Bofa Securities, Inc., 2.35%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,004,896 on 8/1/2022, in which commercial paper with a market value of $25,505,956 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
70,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,014,117 on 8/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $71,400,029 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
49,490,000	ING Financial Markets LLC, 2.39%, dated 7/29/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,009,958 on 8/1/2022, in which corporate bonds with a market value of $51,010,957 have been received as collateral and held with BNY Mellon as tri-party agent.	49,490,000
100,000,000	ING Financial Markets LLC, 2.40%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,000 on 8/1/2022, in which common stocks, corporate bonds and medium-term notes with a market value of $102,020,404 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 65,000,000
J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 65,000,000
45,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
81,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	81,000,000
135,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange-traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
277,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	277,000,000
Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a
$125,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $126,000,000 on 8/1/2022, in which sovereign securities with a market value of $127,614,209 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,541,490,000)	2,541,490,000
	REPURCHASE AGREEMENTS— 19.2%
	Finance - Banking— 19.2%
150,000,000	Repurchase agreement 2.40%, dated 7/29/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,030,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2052 and the market value of those underlying securities was $153,030,600.	150,000,000
299,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	299,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	500,000,000
700,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	700,000,000
1,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,000,191,722.	1,000,000,000
Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 87,000,000
Interest in $150,000,000 joint repurchase agreement 2.39%, dated
7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.
		$ 87,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,736,000,000)	2,736,000,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $14,298,907,680)[3]	14,291,000,514
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(46,154,429)
	TOTAL NET ASSETS—100%	$14,244,846,085

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
11

As of July 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/reimbursement[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Annual Shareholder Report
13

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,277,490,000
Investment in securities	9,013,510,514
Investment in securities, at value (identified cost $14,298,907,680)	14,291,000,514
Cash	553,403
Income receivable	12,267,528
Total Assets	14,303,821,445
Liabilities:
Payable for investments purchased	42,415,000
Income distribution payable	15,954,638
Payable for investment adviser fee (Note 5)	117,280
Payable for administrative fee (Note 5)	91,887
Accrued expenses (Note 5)	396,555
Total Liabilities	58,975,360
Net assets for 14,248,059,005 shares outstanding	$14,244,846,085
Net Assets Consist of:
Paid-in capital	$14,254,096,547
Total distributable earnings (loss)	(9,250,462)
Total Net Assets	$14,244,846,085
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,232,132,569 ÷ 14,235,341,975 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$12,713,416 ÷ 12,716,930 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0012*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$72,199,266
Expenses:
Investment adviser fee (Note 5)	26,847,301
Administrative fee (Note 5)	10,508,115
Custodian fees	427,458
Transfer agent fees	115,442
Directors’/Trustees’ fees (Note 5)	77,727
Auditing fees	25,110
Legal fees	7,362
Portfolio accounting fees	271,093
Other service fees (Notes 2 and 5)	51,845
Share registration costs	57,131
Printing and postage	19,010
Miscellaneous (Note 5)	113,955
TOTAL EXPENSES	38,521,549
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(16,595,747)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(28,684)
TOTAL WAIVERS AND REIMBURSEMENT	(16,624,431)
Net expenses	21,897,118
Net investment income	50,302,148
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	54,512
Net change in unrealized appreciation of investments	(9,036,105)
Net realized and unrealized gain (loss) on investments	(8,981,593)
Change in net assets resulting from operations	$41,320,555
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,302,148	$17,271,664
Net realized gain (loss)	54,512	113,108
Net change in unrealized appreciation/depreciation	(9,036,105)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,320,555	11,253,315
Distributions to Shareholders:
Institutional Shares	(50,220,717)	(17,245,644)
Service Shares	(41,365)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,262,130)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	24,614,918,258	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	8,299,365	3,142,765
Cost of shares redeemed	(25,705,000,012)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,081,782,389)	(8,377,159,777)
Change in net assets	(1,090,723,964)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$14,244,846,085	$15,335,570,049
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $16,624,431 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$51,604	$(3,382)	$(25,103)
Capital Shares	241	(112)	(87)
TOTAL	$51,845	$(3,494)	$(25,190)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,232,087,166	$24,233,003,776	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	8,283,360	8,282,176	3,128,894	3,130,517
Shares redeemed	(25,296,641,390)	(25,298,888,431)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,056,270,864)	$(1,057,602,479)	(8,303,214,883)	$(8,306,750,957)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	381,843,923	$381,914,482	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	17,154	17,151	4,099	4,101
Shares redeemed	(401,541,566)	(401,611,014)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,680,489)	$(19,679,381)	(51,365,822)	$(51,388,021)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,080,449,705)	$(1,081,782,389)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$50,262,130	$17,258,653
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$57,427
Net unrealized depreciation	$(7,907,166)
Capital loss carryforwards	$(1,400,723)
At July 31, 2022, the cost of investments for federal tax purposes was $14,298,907,680. The net unrealized depreciation of investments for federal tax purposes was $7,907,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $451,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,358,996.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
The Fund used capital loss carryforwards of $54,512 to offset capital gains realized during the year ended July 31, 2022.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $16,595,747 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $132 and reimbursed $3,494 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $14,500,000. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 77.09% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,003.00	$0.84[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	$0.85[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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31

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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34

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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35

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since July 1991. Ms. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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36

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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37

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
43

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
44

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
45

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	37.2%
Variable Rate Instruments	27.2%
Bank Instruments	21.5%
Commercial Paper	14.0%
U.S. Treasury	0.3%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2022
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.7%
10,296,214,894	Federated Hermes Institutional Prime Obligations Fund, 1.84%[1] (IDENTIFIED COST $10,302,294,148)	$10,294,155,651
	OTHER REPURCHASE AGREEMENTS— 0.2%
	Finance - Banking— 0.2%
$ 26,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury bills and medium-term notes with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $26,000,000)	26,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $10,328,294,148)[2]	10,320,155,651
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	8,189,565
	TOTAL NET ASSETS—100%	$10,328,345,216
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2021	$12,792,147,546
Purchases at Cost	$10,846,413,708
Proceeds from Sales	$(13,337,407,099)
Change in Unrealized Appreciation/Depreciation	$(6,111,897)
Net Realized Gain/(Loss)	$(886,607)
Value as of 7/31/2022	$10,294,155,651
Shares Held as of 7/31/2022	10,296,214,894
Dividend Income	$34,863,371
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
Annual Shareholder Report

Fund as capital gains received. At July 31, 2022, POF represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$10,294,155,651	$—	$—	$10,294,155,651
Repurchase Agreement	—	26,000,000	—	26,000,000
TOTAL SECURITIES	$10,294,155,651	$26,000,000	$—	$10,320,155,651
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0036	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0028	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0037)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Total Return[2]	0.28%	0.06%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	—%	—%	0.00%[4]	—%	0.00%[4]
Net investment income	0.35%	0.08%	1.36%	2.41%	1.59%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,946,892	$12,120,572	$15,937,441	$13,599,422	$6,992,551

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0025	0.0002	0.0111	0.0214	0.0131
Net realized and unrealized gain (loss)	(0.0007)	(0.0003)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0018	(0.0001)	0.0114	0.0215	0.0131
Less Distributions:
Distributions from net investment income	(0.0025)	(0.0002)	(0.0111)	(0.0214)	(0.0131)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0026)	(0.0002)	(0.0111)	(0.0214)	(0.0131)
Net Asset Value, End of Period	$0.9995	$1.0003	$1.0006	$1.0003	$1.0002
Total Return[2]	0.18%	(0.01)%	1.14%	2.18%	1.31%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.08%	0.25%	0.25%	0.25%
Net investment income	0.19%	0.01%	1.04%	2.20%	1.26%
Expense waiver/reimbursement[4]	0.45%	0.46%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,511	$701,955	$1,687,886	$1,055,438	$186,643

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0028	0.0003	0.0126	0.0230	0.0146
Net realized and unrealized gain (loss)	(0.0006)	(0.0003)	0.0003	(0.0000)[1]	(0.0000)[1]
Total From Investment Operations	0.0022	—	0.0129	0.0230	0.0146
Less Distributions:
Distributions from net investment income	(0.0030)	(0.0003)	(0.0126)	(0.0229)	(0.0146)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0031)	(0.0003)	(0.0126)	(0.0229)	(0.0146)
Net Asset Value, End of Period	$0.9994	$1.0003	$1.0006	$1.0003	$1.0002
Total Return[2]	0.23%	0.00%[3]	1.29%	2.33%	1.47%
Ratios to Average Net Assets:
Net expenses[4]	0.05%	0.06%	0.10%	0.10%	0.10%
Net investment income	0.19%	0.02%	1.24%	2.31%	1.40%
Expense waiver/reimbursement[5]	0.34%	0.33%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,942	$20,922	$19,074	$16,566	$12,185

1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities, at value including $10,294,155,651 of investments in an affiliated holding* (identified cost $10,328,294,148)	$10,320,155,651
Cash	48,397
Income receivable	5,352
Income receivable from an affiliated holding	13,318,531
Receivable for shares sold	13,637,000
Total Assets	10,347,164,931
Liabilities:
Payable for shares redeemed	9,032,768
Income distribution payable	9,419,273
Payable for administrative fee (Note 5)	66,578
Payable for Directors’/Trustees’ fees (Note 5)	872
Payable for other service fees (Notes 2 and 5)	53,928
Accrued expenses (Note 5)	246,296
Total Liabilities	18,819,715
Net assets for 10,333,701,154 shares outstanding	$10,328,345,216
Net Assets Consist of:
Paid-in capital	$10,337,918,939
Total distributable earnings (loss)	(9,573,723)
Total Net Assets	$10,328,345,216
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$9,946,891,975 ÷ 9,952,050,838 shares outstanding, no par value, unlimited shares authorized	$0.9995
Service Shares:
$372,511,438 ÷ 372,703,508 shares outstanding, no par value, unlimited shares authorized	$0.9995
Capital Shares:
$8,941,802 ÷ 8,946,808 shares outstanding, no par value, unlimited shares authorized	$0.9994

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Dividends received from an affiliated holding*	$34,863,371
Interest	251,103
TOTAL INCOME	35,114,474
Expenses:
Investment adviser fee (Note 5)	20,286,345
Administrative fee (Note 5)	7,938,349
Custodian fees	282,040
Transfer agent fees	103,760
Directors’/Trustees’ fees (Note 5)	60,299
Auditing fees	25,109
Legal fees	7,361
Portfolio accounting fees	219,297
Other service fees (Notes 2 and 5)	1,224,396
Share registration costs	85,914
Printing and postage	32,957
Miscellaneous (Note 5)	115,982
TOTAL EXPENSES	30,381,809
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(20,286,345)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(9,646,075)
TOTAL WAIVERS AND REIMBURSEMENTS	(29,932,420)
Net expenses	449,389
Net investment income	34,665,085
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(886,607) on sales of investments in an affiliated holding*)	(1,328,799)
Net change in unrealized depreciation of investments in an affiliated holding*	(6,111,897)
Net realized and unrealized gain (loss) on investments	(7,440,696)
Change in net assets resulting from operations	$27,224,389

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,665,085	$11,908,591
Net realized gain (loss)	(1,328,799)	2,616,301
Net change in unrealized appreciation/depreciation	(6,111,897)	(6,530,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,224,389	7,994,819
Distributions to Shareholders:
Institutional Shares	(34,900,178)	(13,019,895)
Service Shares	(972,903)	(193,751)
Capital Shares	(35,840)	(6,051)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,908,921)	(13,219,697)
Share Transactions:
Proceeds from sale of shares	38,690,164,420	49,680,032,925
Net asset value of shares issued to shareholders in payment of distributions declared	10,482,549	4,229,653
Cost of shares redeemed	(41,207,066,452)	(54,479,989,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,506,419,483)	(4,795,726,959)
Change in net assets	(2,515,104,015)	(4,800,951,837)
Net Assets:
Beginning of period	12,843,449,231	17,644,401,068
End of period	$10,328,345,216	$12,843,449,231
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $29,932,420 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,207,280	$(35,800)	$(730,147)
Capital Shares	17,116	—	(9,059)
TOTAL	$1,224,396	$(35,800)	$(739,206)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,562,278,787	$38,557,456,148	48,981,048,371	$48,998,521,164
Shares issued to shareholders in payment of distributions declared	9,493,387	9,489,444	4,030,582	4,032,084
Shares redeemed	(40,735,979,904)	(40,732,381,207)	(52,796,548,875)	(52,814,602,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,164,207,730)	$(2,165,435,615)	(3,811,469,922)	$(3,812,049,054)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	127,450,141	$127,416,583	664,745,362	$664,998,659
Shares issued to shareholders in payment of distributions declared	957,705	957,294	192,418	192,481
Shares redeemed	(457,418,370)	(457,394,097)	(1,650,094,556)	(1,650,722,974)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(329,010,524)	$(329,020,220)	(985,156,776)	$(985,531,834)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,292,088	$5,291,689	16,507,178	$16,513,102
Shares issued to shareholders in payment of distributions declared	35,826	35,811	5,086	5,088
Shares redeemed	(17,295,855)	(17,291,148)	(14,659,841)	(14,664,261)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,967,941)	$(11,963,648)	1,852,423	$1,853,929
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,505,186,195)	$(2,506,419,483)	(4,794,774,275)	$(4,795,726,959)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$34,608,506	$12,030,928
Long-term capital gains	$1,300,415	$1,188,769
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(106,427)
Net unrealized depreciation	$(8,138,497)
Capital loss carryforwards	$(1,328,799)
At July 31, 2022, the cost of investments for federal tax purposes was $10,328,294,148. The net unrealized depreciation of investments for federal tax purposes was $8,138,497. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $8,138,497.
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As of July 31, 2022, the Fund had a capital loss carryforward of $1,328,799 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,328,799	$—	$1,328,799
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the year ended July 31, 2022, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily reimbursed $8,871,069 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Other Service Fees
For the year ended July 31, 2022, FSSC reimbursed $35,800 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Annual Shareholder Report

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2022, the amount of long-term capital gains designated by the Fund was $1,300,415.
For the fiscal year ended July 31, 2022, 75.77% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Value Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.00	$—[2]
Service Shares	$1,000	$1,002.00	$0.99[3]
Capital Shares	$1,000	$1,002.50	$0.45[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.79	$—[2]
Service Shares	$1,000	$1,023.80	$1.00[3]
Capital Shares	$1,000	$1,024.35	$0.45[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.20%
Capital Shares	0.09%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 25 through 53.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	37.0%
Variable Rate Instruments	27.3%
Bank Instruments	21.7%
Commercial Paper	14.0%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	79.5%
8-30 Days	5.3%
31-90 Days	9.9%
91-180 Days	2.1%
181 Days or more	3.5%
Other Assets and Liabilities—Net[3]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Portfolio of Investments
July 31, 2022
Principal Amount			Value
	[1]	NOTES - VARIABLE— 27.3%
		Finance - Banking— 23.3%
$ 90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR+0.180%), 8/10/2022	$ 90,000,000
6,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (Overnight Banking Fund Rate +0.360%), 12/23/2022	6,500,000
30,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	30,008,140
110,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	110,036,615
104,000,000		Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	103,955,840
30,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	29,963,024
60,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	59,632,964
100,000,000		Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	49,909,739
25,000,000		Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	24,968,645
33,500,000		Bank of Nova Scotia, Toronto, 2.800% (SOFR +0.520%), 8/2/2022	33,500,000
20,000,000		Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	20,007,378
125,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	124,975,245
25,000,000		Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	24,983,767
54,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	53,923,257
120,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	119,833,600
120,000,000		Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	119,843,012
50,000,000		Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	50,000,000
50,000,000		Canadian Imperial Holdings, Inc., 2.800% (SOFR +0.520%), 8/1/2022	49,930,476
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.410%, 8/3/2022	4,025,000
55,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	55,014,030
35,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	35,000,000
45,000,000		Commonwealth Bank of Australia, 2.710% (SOFR +0.430%), 8/2/2022	44,958,374
50,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	49,973,325
25,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	24,990,651
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.800%, 8/3/2022	$ 16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/4/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/4/2022	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	7,595,000
12,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	12,320,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.340%, 8/3/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 2.450%, 8/4/2022	9,000,000
100,000,000		MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	100,000,000
79,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	79,000,000
110,000,000		Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	110,000,000
115,000,000		Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	115,000,000
109,000,000		Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	109,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 2.470%, 8/4/2022	34,000,000
3,115,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.380%, 8/4/2022	3,115,000
150,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	149,837,175
62,500,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	62,500,000
152,500,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	152,427,909
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	18,965,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	150,000,000
62,284,973		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	62,284,973
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	4,680,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	$ 3,000,000
3,954,172		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,172
18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.660%, 8/3/2022	3,600,000
99,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR +0.450%), 8/1/2022	98,900,322
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR+0.450%), 8/2/2022	149,841,945
80,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	80,004,166
40,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	39,976,808
136,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	135,917,855
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.450%, 8/4/2022	5,870,000
		TOTAL	3,310,838,407
		Finance - Retail— 2.3%
70,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	70,000,000
45,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	44,997,621
45,000,000		Old Line Funding, LLC, 2.080% (SOFR +0.550%), 1/9/2023	44,994,657
100,000,000		Old Line Funding, LLC, 2.830% (SOFR +0.550%), 10/3/2022	100,016,040
47,500,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	47,500,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,006,354
		TOTAL	332,514,672
		Government Agency— 1.7%
5,285,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,285,000
42,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	9,015,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	$ 6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,975,000
		TOTAL	243,250,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,888,274,137)	3,886,603,079
	[2]	COMMERCIAL PAPER— 14.0%
		Finance - Banking— 10.7%
63,970,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.773% - 1.853%, 8/1/2022 - 8/5/2022	63,965,027
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,003,463
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.210%, 9/8/2022 - 9/29/2022	$ 199,336,437
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	99,994,111
104,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	102,483,433
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,631,666
42,500,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	42,415,000
107,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	107,015,267
200,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	199,765,183
5,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	4,997,785
92,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	91,752,562
82,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.844%, 9/6/2022 - 6/15/2023	81,133,799
85,000,000		Nationwide Building Society, 2.020%, 8/1/2022	85,000,000
145,000,000		Royal Bank of Canada, 0.251% - 2.229%, 10/14/2022 - 3/29/2023	143,538,329
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,285,026
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	118,207,691
		TOTAL	1,528,524,779
		Finance - Retail— 1.7%
69,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	68,817,535
60,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	59,804,347
60,000,000		Old Line Funding, LLC, 1.659%, 9/19/2022	59,775,187
50,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	49,958,958
		TOTAL	238,356,027
		Oil & Oil Finance— 0.5%
70,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	69,991,445
		Sovereign— 1.1%
160,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	159,976,228
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,001,640,522)	1,996,848,479
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
500,000,000		ABN Amro Bank NV, 2.220% - 2.330%, 8/3/2022 - 8/5/2022	500,000,000
275,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	275,000,000
440,000,000		Australia & New Zealand Banking Group, Melbourne, 2.320%, 8/1/2022	440,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 360,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	$ 360,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,575,000,000)	1,575,000,000
		CERTIFICATES OF DEPOSIT— 10.6%
		Finance - Banking— 10.6%
26,500,000		Bank of Montreal, 2.850%, 5/24/2023	26,336,767
210,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	210,000,000
115,000,000		DNB Bank ASA, 1.100%, 9/6/2022	114,843,595
100,000,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	100,000,000
165,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	164,962,798
70,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	70,000,000
515,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/18/2022 - 9/29/2022	514,947,924
305,000,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	303,829,965
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,506,500,000)	1,504,921,049
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022 (IDENTIFIED COST $50,003,021)	50,137,907
		OTHER REPURCHASE AGREEMENTS— 17.8%
		Finance - Banking— 17.8%
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
439,000,000		BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of $510,102,000 have been received as collateral and held with BNY Mellon as tri-party agent.	439,000,000
100,000,000		Bofa Securities, Inc., 2.39%, dated 7/29/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,029,875 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $153,030,602 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Bofa Securities, Inc., 2.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,735,000 on 10/31/2022, in which convertible bonds with a market value of $102,199,120 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	Bofa Securities, Inc., 2.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,837,500 on 10/31/2022, in which convertible bonds, medium-term notes and Sovereign with a market value of $255,496,826 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Bofa Securities, Inc., 2.35%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,004,896 on 8/1/2022, in which commercial paper with a market value of $25,505,956 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
70,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,014,117 on 8/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $71,400,029 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
49,490,000	ING Financial Markets LLC, 2.39%, dated 7/29/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,009,958 on 8/1/2022, in which corporate bonds with a market value of $51,010,957 have been received as collateral and held with BNY Mellon as tri-party agent.	49,490,000
100,000,000	ING Financial Markets LLC, 2.40%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,000 on 8/1/2022, in which common stocks, corporate bonds and medium-term notes with a market value of $102,020,404 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 65,000,000
J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 65,000,000
45,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
81,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	81,000,000
135,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange-traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
277,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	277,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a
$125,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $126,000,000 on 8/1/2022, in which sovereign securities with a market value of $127,614,209 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,541,490,000)	2,541,490,000
	REPURCHASE AGREEMENTS— 19.2%
	Finance - Banking— 19.2%
150,000,000	Repurchase agreement 2.40%, dated 7/29/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,030,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2052 and the market value of those underlying securities was $153,030,600.	150,000,000
299,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	299,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	500,000,000
700,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	700,000,000
1,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,000,191,722.	1,000,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 87,000,000
Interest in $150,000,000 joint repurchase agreement 2.39%, dated
7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.
		$ 87,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,736,000,000)	2,736,000,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $14,298,907,680)[3]	14,291,000,514
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(46,154,429)
	TOTAL NET ASSETS—100%	$14,244,846,085

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

As of July 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/reimbursement[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,277,490,000
Investment in securities	9,013,510,514
Investment in securities, at value (identified cost $14,298,907,680)	14,291,000,514
Cash	553,403
Income receivable	12,267,528
Total Assets	14,303,821,445
Liabilities:
Payable for investments purchased	42,415,000
Income distribution payable	15,954,638
Payable for investment adviser fee (Note 5)	117,280
Payable for administrative fee (Note 5)	91,887
Accrued expenses (Note 5)	396,555
Total Liabilities	58,975,360
Net assets for 14,248,059,005 shares outstanding	$14,244,846,085
Net Assets Consist of:
Paid-in capital	$14,254,096,547
Total distributable earnings (loss)	(9,250,462)
Total Net Assets	$14,244,846,085
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,232,132,569 ÷ 14,235,341,975 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$12,713,416 ÷ 12,716,930 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0012*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$72,199,266
Expenses:
Investment adviser fee (Note 5)	26,847,301
Administrative fee (Note 5)	10,508,115
Custodian fees	427,458
Transfer agent fees	115,442
Directors’/Trustees’ fees (Note 5)	77,727
Auditing fees	25,110
Legal fees	7,362
Portfolio accounting fees	271,093
Other service fees (Notes 2 and 5)	51,845
Share registration costs	57,131
Printing and postage	19,010
Miscellaneous (Note 5)	113,955
TOTAL EXPENSES	38,521,549
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(16,595,747)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(28,684)
TOTAL WAIVERS AND REIMBURSEMENT	(16,624,431)
Net expenses	21,897,118
Net investment income	50,302,148
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	54,512
Net change in unrealized appreciation of investments	(9,036,105)
Net realized and unrealized gain (loss) on investments	(8,981,593)
Change in net assets resulting from operations	$41,320,555
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,302,148	$17,271,664
Net realized gain (loss)	54,512	113,108
Net change in unrealized appreciation/depreciation	(9,036,105)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,320,555	11,253,315
Distributions to Shareholders:
Institutional Shares	(50,220,717)	(17,245,644)
Service Shares	(41,365)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,262,130)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	24,614,918,258	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	8,299,365	3,142,765
Cost of shares redeemed	(25,705,000,012)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,081,782,389)	(8,377,159,777)
Change in net assets	(1,090,723,964)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$14,244,846,085	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $16,624,431 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$51,604	$(3,382)	$(25,103)
Capital Shares	241	(112)	(87)
TOTAL	$51,845	$(3,494)	$(25,190)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,232,087,166	$24,233,003,776	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	8,283,360	8,282,176	3,128,894	3,130,517
Shares redeemed	(25,296,641,390)	(25,298,888,431)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,056,270,864)	$(1,057,602,479)	(8,303,214,883)	$(8,306,750,957)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	381,843,923	$381,914,482	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	17,154	17,151	4,099	4,101
Shares redeemed	(401,541,566)	(401,611,014)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,680,489)	$(19,679,381)	(51,365,822)	$(51,388,021)
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,080,449,705)	$(1,081,782,389)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$50,262,130	$17,258,653
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$57,427
Net unrealized depreciation	$(7,907,166)
Capital loss carryforwards	$(1,400,723)
At July 31, 2022, the cost of investments for federal tax purposes was $14,298,907,680. The net unrealized depreciation of investments for federal tax purposes was $7,907,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $451,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,358,996.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
The Fund used capital loss carryforwards of $54,512 to offset capital gains realized during the year ended July 31, 2022.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $16,595,747 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $132 and reimbursed $3,494 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $14,500,000. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 77.09% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,003.00	$0.84[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	$0.85[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
Annual Shareholder Report

provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
Annual Shareholder Report

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	37.2%
Variable Rate Instruments	27.2%
Bank Instruments	21.5%
Commercial Paper	14.0%
U.S. Treasury	0.3%
Other Assets and Liabilities—Net[3]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.7%
10,296,214,894	Federated Hermes Institutional Prime Obligations Fund, 1.84%[1] (IDENTIFIED COST $10,302,294,148)	$10,294,155,651
	OTHER REPURCHASE AGREEMENTS— 0.2%
	Finance - Banking— 0.2%
$ 26,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, treasury bills and medium-term notes with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $26,000,000)	26,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $10,328,294,148)[2]	10,320,155,651
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	8,189,565
	TOTAL NET ASSETS—100%	$10,328,345,216
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2021	$12,792,147,546
Purchases at Cost	$10,846,413,708
Proceeds from Sales	$(13,337,407,099)
Change in Unrealized Appreciation/Depreciation	$(6,111,897)
Net Realized Gain/(Loss)	$(886,607)
Value as of 7/31/2022	$10,294,155,651
Shares Held as of 7/31/2022	10,296,214,894
Dividend Income	$34,863,371
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
Annual Shareholder Report
2

Fund as capital gains received. At July 31, 2022, POF represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$10,294,155,651	$—	$—	$10,294,155,651
Repurchase Agreement	—	26,000,000	—	26,000,000
TOTAL SECURITIES	$10,294,155,651	$26,000,000	$—	$10,320,155,651
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0036	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0028	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0037)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Total Return[2]	0.28%	0.06%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	—%	—%	0.00%[4]	—%	0.00%[4]
Net investment income	0.35%	0.08%	1.36%	2.41%	1.59%
Expense waiver/reimbursement[5]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,946,892	$12,120,572	$15,937,441	$13,599,422	$6,992,551

1	Represents less than $0.0001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
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4

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in securities, at value including $10,294,155,651 of investments in an affiliated holding* (identified cost $10,328,294,148)	$10,320,155,651
Cash	48,397
Income receivable	5,352
Income receivable from an affiliated holding	13,318,531
Receivable for shares sold	13,637,000
Total Assets	10,347,164,931
Liabilities:
Payable for shares redeemed	9,032,768
Income distribution payable	9,419,273
Payable for administrative fee (Note 5)	66,578
Payable for Directors’/Trustees’ fees (Note 5)	872
Payable for other service fees (Notes 2 and 5)	53,928
Accrued expenses (Note 5)	246,296
Total Liabilities	18,819,715
Net assets for 10,333,701,154 shares outstanding	$10,328,345,216
Net Assets Consist of:
Paid-in capital	$10,337,918,939
Total distributable earnings (loss)	(9,573,723)
Total Net Assets	$10,328,345,216
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$9,946,891,975 ÷ 9,952,050,838 shares outstanding, no par value, unlimited shares authorized	$0.9995
Service Shares:
$372,511,438 ÷ 372,703,508 shares outstanding, no par value, unlimited shares authorized	$0.9995
Capital Shares:
$8,941,802 ÷ 8,946,808 shares outstanding, no par value, unlimited shares authorized	$0.9994

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Dividends received from an affiliated holding*	$34,863,371
Interest	251,103
TOTAL INCOME	35,114,474
Expenses:
Investment adviser fee (Note 5)	20,286,345
Administrative fee (Note 5)	7,938,349
Custodian fees	282,040
Transfer agent fees	103,760
Directors’/Trustees’ fees (Note 5)	60,299
Auditing fees	25,109
Legal fees	7,361
Portfolio accounting fees	219,297
Other service fees (Notes 2 and 5)	1,224,396
Share registration costs	85,914
Printing and postage	32,957
Miscellaneous (Note 5)	115,982
TOTAL EXPENSES	30,381,809
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(20,286,345)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(9,646,075)
TOTAL WAIVERS AND REIMBURSEMENTS	(29,932,420)
Net expenses	449,389
Net investment income	34,665,085
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(886,607) on sales of investments in an affiliated holding*)	(1,328,799)
Net change in unrealized depreciation of investments in an affiliated holding*	(6,111,897)
Net realized and unrealized gain (loss) on investments	(7,440,696)
Change in net assets resulting from operations	$27,224,389

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,665,085	$11,908,591
Net realized gain (loss)	(1,328,799)	2,616,301
Net change in unrealized appreciation/depreciation	(6,111,897)	(6,530,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,224,389	7,994,819
Distributions to Shareholders:
Institutional Shares	(34,900,178)	(13,019,895)
Service Shares	(972,903)	(193,751)
Capital Shares	(35,840)	(6,051)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,908,921)	(13,219,697)
Share Transactions:
Proceeds from sale of shares	38,690,164,420	49,680,032,925
Net asset value of shares issued to shareholders in payment of distributions declared	10,482,549	4,229,653
Cost of shares redeemed	(41,207,066,452)	(54,479,989,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,506,419,483)	(4,795,726,959)
Change in net assets	(2,515,104,015)	(4,800,951,837)
Net Assets:
Beginning of period	12,843,449,231	17,644,401,068
End of period	$10,328,345,216	$12,843,449,231
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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8

◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $29,932,420 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,207,280	$(35,800)	$(730,147)
Capital Shares	17,116	—	(9,059)
TOTAL	$1,224,396	$(35,800)	$(739,206)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,562,278,787	$38,557,456,148	48,981,048,371	$48,998,521,164
Shares issued to shareholders in payment of distributions declared	9,493,387	9,489,444	4,030,582	4,032,084
Shares redeemed	(40,735,979,904)	(40,732,381,207)	(52,796,548,875)	(52,814,602,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,164,207,730)	$(2,165,435,615)	(3,811,469,922)	$(3,812,049,054)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	127,450,141	$127,416,583	664,745,362	$664,998,659
Shares issued to shareholders in payment of distributions declared	957,705	957,294	192,418	192,481
Shares redeemed	(457,418,370)	(457,394,097)	(1,650,094,556)	(1,650,722,974)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(329,010,524)	$(329,020,220)	(985,156,776)	$(985,531,834)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,292,088	$5,291,689	16,507,178	$16,513,102
Shares issued to shareholders in payment of distributions declared	35,826	35,811	5,086	5,088
Shares redeemed	(17,295,855)	(17,291,148)	(14,659,841)	(14,664,261)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,967,941)	$(11,963,648)	1,852,423	$1,853,929
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,505,186,195)	$(2,506,419,483)	(4,794,774,275)	$(4,795,726,959)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$34,608,506	$12,030,928
Long-term capital gains	$1,300,415	$1,188,769
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(106,427)
Net unrealized depreciation	$(8,138,497)
Capital loss carryforwards	$(1,328,799)
At July 31, 2022, the cost of investments for federal tax purposes was $10,328,294,148. The net unrealized depreciation of investments for federal tax purposes was $8,138,497. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $8,138,497.
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As of July 31, 2022, the Fund had a capital loss carryforward of $1,328,799 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,328,799	$—	$1,328,799
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the year ended July 31, 2022, the Adviser voluntarily waived and/or reimbursed all of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily reimbursed $8,871,069 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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14

Other Service Fees
For the year ended July 31, 2022, FSSC reimbursed $35,800 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
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limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2022, the amount of long-term capital gains designated by the Fund was $1,300,415.
For the fiscal year ended July 31, 2022, 75.77% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Value Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Value Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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18

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,003.00	$—[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.79	$—[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

Annual Shareholder Report
21

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 23 through 51.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
22

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	37.0%
Variable Rate Instruments	27.3%
Bank Instruments	21.7%
Commercial Paper	14.0%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	79.5%
8-30 Days	5.3%
31-90 Days	9.9%
91-180 Days	2.1%
181 Days or more	3.5%
Other Assets and Liabilities—Net[3]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 35.6% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
23

Portfolio of Investments
July 31, 2022
Principal Amount			Value
	[1]	NOTES - VARIABLE— 27.3%
		Finance - Banking— 23.3%
$ 90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.460% (SOFR+0.180%), 8/10/2022	$ 90,000,000
6,500,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Nordea Bank Abp COL)/(Societe Generale, Paris COL), 2.680% (Overnight Banking Fund Rate +0.360%), 12/23/2022	6,500,000
30,000,000		ASB Bank Ltd., 2.000% (SOFR +0.470%), 8/2/2022	30,008,140
110,000,000		Bank of Montreal, 2.230% (SOFR +0.700%), 8/1/2022	110,036,615
104,000,000		Bank of Montreal, 2.430% (SOFR +0.150%), 8/1/2022	103,955,840
30,000,000		Bank of Montreal, 2.840% (SOFR +0.560%), 8/1/2022	29,963,024
60,000,000		Bank of Montreal, 2.930% (SOFR +0.650%), 8/1/2022	59,632,964
100,000,000		Bank of Nova Scotia, Toronto, 2.430% (SOFR +0.150%), 8/1/2022	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 2.530% (SOFR +0.250%), 8/1/2022	49,909,739
25,000,000		Bank of Nova Scotia, Toronto, 2.780% (SOFR +0.500%), 8/1/2022	24,968,645
33,500,000		Bank of Nova Scotia, Toronto, 2.800% (SOFR +0.520%), 8/2/2022	33,500,000
20,000,000		Bank of Nova Scotia, Toronto, 2.860% (SOFR +0.580%), 8/1/2022	20,007,378
125,000,000		Bank of Nova Scotia, Toronto, 2.950% (SOFR +0.670%), 8/1/2022	124,975,245
25,000,000		Canadian Imperial Bank of Commerce, 2.490% (SOFR +0.210%), 8/1/2022	24,983,767
54,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	53,923,257
120,000,000		Canadian Imperial Bank of Commerce, 2.780% (SOFR +0.500%), 8/1/2022	119,833,600
120,000,000		Canadian Imperial Bank of Commerce, 2.830% (SOFR +0.550%), 8/1/2022	119,843,012
50,000,000		Canadian Imperial Bank of Commerce, 2.920% (SOFR +0.640%), 8/1/2022	50,000,000
50,000,000		Canadian Imperial Holdings, Inc., 2.800% (SOFR +0.520%), 8/1/2022	49,930,476
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.410%, 8/3/2022	4,025,000
55,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.780% (SOFR +0.500%), 8/1/2022	55,014,030
35,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 2.830% (SOFR +0.550%), 8/1/2022	35,000,000
45,000,000		Commonwealth Bank of Australia, 2.710% (SOFR +0.430%), 8/2/2022	44,958,374
50,000,000		Commonwealth Bank of Australia, 2.780% (SOFR +0.500%), 8/1/2022	49,973,325
25,000,000		Commonwealth Bank of Australia, 2.820% (SOFR +0.540%), 8/1/2022	24,990,651
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
24

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.800%, 8/3/2022	$ 16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 2.450%, 8/4/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 2.450%, 8/4/2022	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	7,595,000
12,320,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	12,320,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.340%, 8/3/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 2.450%, 8/4/2022	9,000,000
100,000,000		MUFG Bank Ltd., 1.860% (SOFR +0.330%), 8/1/2022	100,000,000
79,000,000		National Australia Bank Ltd., Melbourne, 2.460% (SOFR +0.180%), 8/2/2022	79,000,000
110,000,000		Nordea Bank Abp, 1.680% (SOFR +0.150%), 8/1/2022	110,000,000
115,000,000		Nordea Bank Abp, 1.690% (SOFR +0.160%), 8/1/2022	115,000,000
109,000,000		Nordea Bank Abp, 2.080% (SOFR +0.550%), 8/1/2022	109,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 2.470%, 8/4/2022	34,000,000
3,115,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 2.380%, 8/4/2022	3,115,000
150,000,000		Royal Bank of Canada, 2.830% (SOFR +0.550%), 8/1/2022	149,837,175
62,500,000		Royal Bank of Canada, 3.030% (SOFR +0.750%), 8/1/2022	62,500,000
152,500,000		Royal Bank of Canada, New York Branch, 2.430% (SOFR +0.150%), 8/2/2022	152,427,909
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.370%, 8/4/2022	18,965,000
150,000,000		Svenska Handelsbanken, Stockholm, 2.080% (SOFR +0.550%), 8/1/2022	150,000,000
62,284,973		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.590%, 8/1/2022	62,284,973
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	25,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	4,680,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
25

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	$ 3,000,000
3,954,172		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.590%, 8/1/2022	3,954,172
18,750,000		Taxable Tender Option Bond Trust 2022-MIZ9087TX, (Series 2022-MIZ9096TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.640%, 8/4/2022	18,750,000
30,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 2.720%, 8/1/2022	30,000,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.310%, 8/4/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.660%, 8/3/2022	3,600,000
99,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR +0.450%), 8/1/2022	98,900,322
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.730% (SOFR+0.450%), 8/2/2022	149,841,945
80,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	80,004,166
40,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/1/2022	39,976,808
136,000,000		Westpac Banking Corp. Ltd., Sydney, 2.780% (SOFR +0.500%), 8/2/2022	135,917,855
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.450%, 8/4/2022	5,870,000
		TOTAL	3,310,838,407
		Finance - Retail— 2.3%
70,000,000		Chariot Funding LLC, 1.710% (SOFR +0.180%), 8/1/2022	70,000,000
45,000,000		Chariot Funding LLC, 2.680% (SOFR +0.400%), 8/1/2022	44,997,621
45,000,000		Old Line Funding, LLC, 2.080% (SOFR +0.550%), 1/9/2023	44,994,657
100,000,000		Old Line Funding, LLC, 2.830% (SOFR +0.550%), 10/3/2022	100,016,040
47,500,000		Thunder Bay Funding, LLC, 2.080% (SOFR +0.550%), 9/26/2022	47,500,000
25,000,000		Thunder Bay Funding, LLC, 2.880% (SOFR +0.600%), 10/20/2022	25,006,354
		TOTAL	332,514,672
		Government Agency— 1.7%
5,285,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/3/2022	5,285,000
42,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	9,015,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
26

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	$ 6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/3/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 2.450%, 8/4/2022	9,080,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/4/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 2.450%, 8/3/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 2.450%, 8/4/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 2.440%, 8/4/2022	5,975,000
		TOTAL	243,250,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $3,888,274,137)	3,886,603,079
	[2]	COMMERCIAL PAPER— 14.0%
		Finance - Banking— 10.7%
63,970,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.773% - 1.853%, 8/1/2022 - 8/5/2022	63,965,027
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,003,463
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
27

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.210%, 9/8/2022 - 9/29/2022	$ 199,336,437
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 2.120%, 8/2/2022	99,994,111
104,000,000		Canadian Imperial Bank of Commerce, 0.503% - 2.070%, 12/1/2022 - 3/20/2023	102,483,433
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,631,666
42,500,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.404%, 8/31/2022	42,415,000
107,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 1.405% - 2.416%, 8/1/2022 - 10/3/2022	107,015,267
200,000,000		Lloyds Bank PLC, London, 1.413% - 2.419%, 8/5/2022 - 9/23/2022	199,765,183
5,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.455%, 8/12/2022	4,997,785
92,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.310% - 2.567%, 8/1/2022 - 10/11/2022	91,752,562
82,000,000		National Australia Bank Ltd., Melbourne, 1.005% - 3.844%, 9/6/2022 - 6/15/2023	81,133,799
85,000,000		Nationwide Building Society, 2.020%, 8/1/2022	85,000,000
145,000,000		Royal Bank of Canada, 0.251% - 2.229%, 10/14/2022 - 3/29/2023	143,538,329
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,285,026
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	118,207,691
		TOTAL	1,528,524,779
		Finance - Retail— 1.7%
69,000,000		Fairway Finance Co. LLC, 1.005%, 9/6/2022	68,817,535
60,000,000		Old Line Funding, LLC, 1.659%, 9/13/2022	59,804,347
60,000,000		Old Line Funding, LLC, 1.659%, 9/19/2022	59,775,187
50,000,000		Sheffield Receivables Company LLC, 1.976%, 8/18/2022	49,958,958
		TOTAL	238,356,027
		Oil & Oil Finance— 0.5%
70,000,000		TotalEnergies Capital Canada Ltd., 2.200%, 8/3/2022	69,991,445
		Sovereign— 1.1%
160,000,000		BNG Bank N.V., 2.201% - 2.311%, 8/3/2022 - 8/4/2022	159,976,228
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,001,640,522)	1,996,848,479
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
500,000,000		ABN Amro Bank NV, 2.220% - 2.330%, 8/3/2022 - 8/5/2022	500,000,000
275,000,000		Australia & New Zealand Banking Group, Melbourne, 2.210%, 8/3/2022	275,000,000
440,000,000		Australia & New Zealand Banking Group, Melbourne, 2.320%, 8/1/2022	440,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
28

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 360,000,000		Mizuho Bank Ltd., 2.320%, 8/1/2022	$ 360,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,575,000,000)	1,575,000,000
		CERTIFICATES OF DEPOSIT— 10.6%
		Finance - Banking— 10.6%
26,500,000		Bank of Montreal, 2.850%, 5/24/2023	26,336,767
210,000,000		Credit Agricole Corporate and Investment Bank, 1.560% - 2.320%, 8/5/2022 - 8/12/2022	210,000,000
115,000,000		DNB Bank ASA, 1.100%, 9/6/2022	114,843,595
100,000,000		Mizuho Bank Ltd., 2.600%, 10/20/2022	100,000,000
165,000,000		MUFG Bank Ltd., 1.420% - 1.450%, 8/18/2022 - 8/19/2022	164,962,798
70,000,000		Sumitomo Mitsui Banking Corp., 1.450%, 8/5/2022	70,000,000
515,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.450% - 2.530%, 8/18/2022 - 9/29/2022	514,947,924
305,000,000		Toronto Dominion Bank, 0.220% - 4.070%, 10/14/2022 - 7/18/2023	303,829,965
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,506,500,000)	1,504,921,049
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022 (IDENTIFIED COST $50,003,021)	50,137,907
		OTHER REPURCHASE AGREEMENTS— 17.8%
		Finance - Banking— 17.8%
100,000,000		BMO Capital Markets Corp., 2.05%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,706,111 on 9/12/2022, in which corporate bonds and medium-term notes with a market value of $204,755,998 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
439,000,000		BNP Paribas S.A., 2.40%, dated 7/29/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,100,000 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term note with a market value of $510,102,000 have been received as collateral and held with BNY Mellon as tri-party agent.	439,000,000
100,000,000		Bofa Securities, Inc., 2.39%, dated 7/29/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,029,875 on 8/1/2022, in which corporate bonds and medium-term notes with a market value of $153,030,602 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Bofa Securities, Inc., 2.94%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,735,000 on 10/31/2022, in which convertible bonds with a market value of $102,199,120 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	Bofa Securities, Inc., 2.94%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,837,500 on 10/31/2022, in which convertible bonds, medium-term notes and Sovereign with a market value of $255,496,826 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Bofa Securities, Inc., 2.35%, dated 7/29/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,004,896 on 8/1/2022, in which commercial paper with a market value of $25,505,956 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	Credit Agricole S.A., 2.47%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,144,083 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills medium-term notes, U.S. Government Agency securities and sovereign debt with a market value of $306,063,090 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 2.37%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,368,667 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bill, medium-term notes and sovereign debt with a market value of $816,161,433 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
70,000,000	HSBC Securities (USA), Inc., 2.42%, dated 7/29/2022, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,014,117 on 8/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $71,400,029 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
49,490,000	ING Financial Markets LLC, 2.39%, dated 7/29/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,009,958 on 8/1/2022, in which corporate bonds with a market value of $51,010,957 have been received as collateral and held with BNY Mellon as tri-party agent.	49,490,000
100,000,000	ING Financial Markets LLC, 2.40%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,000 on 8/1/2022, in which common stocks, corporate bonds and medium-term notes with a market value of $102,020,404 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 65,000,000
J.P. Morgan Securities LLC, 2.56%, dated 7/6/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $250,480,000 on 8/2/2022, in which corporate bonds and medium-term notes with a market value of $255,000,001 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 65,000,000
45,000,000	Mizuho Securities USA, Inc., 2.52%, dated 7/29/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,015,750 on 8/1/2022, in which common stocks with a market value of $76,516,072 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
50,000,000	Mizuho Securities USA, Inc., 2.42%, dated 7/29/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,020,167 on 8/1/2022, in which commercial paper and municipal bonds with a market value of $102,022,014 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
81,000,000	Mitsubishi UFG Securities Americas, Inc., 2.47%, dated 7/29/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,061,750 on 8/1/2022, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds and unit investment trust, medium-term notes and municipal bonds with a market value of $306,063,397 have been received as collateral and held with BNY Mellon as tri-party agent.	81,000,000
135,000,000	Pershing LLC, 2.57%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,149,917 on 8/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange-traded funds, medium-term notes and municipal bonds and U.S. Government Agency securities with a market value of $306,100,946 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 2.38%, dated 7/29/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,069,417 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, municipal bonds, sovereign securities and treasury bill with a market value of $357,071,176 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
277,000,000	Societe Generale, Paris, 2.47%, dated 7/29/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,133,792 on 8/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury bill with a market value of $663,136,856 have been received as collateral and held with BNY Mellon as tri-party agent.	277,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
31

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Wells Fargo Securities LLC, 3.20%, dated 2/3/2022, interest in a
$125,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $126,000,000 on 8/1/2022, in which sovereign securities with a market value of $127,614,209 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,541,490,000)	2,541,490,000
	REPURCHASE AGREEMENTS— 19.2%
	Finance - Banking— 19.2%
150,000,000	Repurchase agreement 2.40%, dated 7/29/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $150,030,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2052 and the market value of those underlying securities was $153,030,600.	150,000,000
299,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	299,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 2.29%, dated 7/29/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,314,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $1,683,321,173.	500,000,000
700,000,000	Interest in $1,800,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,345,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/16/2064 and the market value of those underlying securities was $1,841,376,235.	700,000,000
1,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,000,191,722.	1,000,000,000
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
32

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 87,000,000
Interest in $150,000,000 joint repurchase agreement 2.39%, dated
7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,029,875 on 8/1/2022. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 2/16/2064 and the market value of those underlying securities was $153,030,473.
		$ 87,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,736,000,000)	2,736,000,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $14,298,907,680)[3]	14,291,000,514
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(46,154,429)
	TOTAL NET ASSETS—100%	$14,244,846,085

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
33

As of July 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
34

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/reimbursement[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
35

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,277,490,000
Investment in securities	9,013,510,514
Investment in securities, at value (identified cost $14,298,907,680)	14,291,000,514
Cash	553,403
Income receivable	12,267,528
Total Assets	14,303,821,445
Liabilities:
Payable for investments purchased	42,415,000
Income distribution payable	15,954,638
Payable for investment adviser fee (Note 5)	117,280
Payable for administrative fee (Note 5)	91,887
Accrued expenses (Note 5)	396,555
Total Liabilities	58,975,360
Net assets for 14,248,059,005 shares outstanding	$14,244,846,085
Net Assets Consist of:
Paid-in capital	$14,254,096,547
Total distributable earnings (loss)	(9,250,462)
Total Net Assets	$14,244,846,085
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$14,232,132,569 ÷ 14,235,341,975 shares outstanding, no par value, unlimited shares authorized	$0.9998
Service Shares:
$12,713,416 ÷ 12,716,930 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0012*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
36

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$72,199,266
Expenses:
Investment adviser fee (Note 5)	26,847,301
Administrative fee (Note 5)	10,508,115
Custodian fees	427,458
Transfer agent fees	115,442
Directors’/Trustees’ fees (Note 5)	77,727
Auditing fees	25,110
Legal fees	7,362
Portfolio accounting fees	271,093
Other service fees (Notes 2 and 5)	51,845
Share registration costs	57,131
Printing and postage	19,010
Miscellaneous (Note 5)	113,955
TOTAL EXPENSES	38,521,549
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(16,595,747)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(28,684)
TOTAL WAIVERS AND REIMBURSEMENT	(16,624,431)
Net expenses	21,897,118
Net investment income	50,302,148
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	54,512
Net change in unrealized appreciation of investments	(9,036,105)
Net realized and unrealized gain (loss) on investments	(8,981,593)
Change in net assets resulting from operations	$41,320,555
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
37

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,302,148	$17,271,664
Net realized gain (loss)	54,512	113,108
Net change in unrealized appreciation/depreciation	(9,036,105)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,320,555	11,253,315
Distributions to Shareholders:
Institutional Shares	(50,220,717)	(17,245,644)
Service Shares	(41,365)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,262,130)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	24,614,918,258	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	8,299,365	3,142,765
Cost of shares redeemed	(25,705,000,012)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,081,782,389)	(8,377,159,777)
Change in net assets	(1,090,723,964)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$14,244,846,085	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
38

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
39

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Federated Hermes Institutional Prime Obligations Fund
Annual Shareholder Report
40

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Federated Hermes Institutional Prime Obligations Fund
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $16,624,431 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$51,604	$(3,382)	$(25,103)
Capital Shares	241	(112)	(87)
TOTAL	$51,845	$(3,494)	$(25,190)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,232,087,166	$24,233,003,776	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	8,283,360	8,282,176	3,128,894	3,130,517
Shares redeemed	(25,296,641,390)	(25,298,888,431)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,056,270,864)	$(1,057,602,479)	(8,303,214,883)	$(8,306,750,957)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	381,843,923	$381,914,482	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	17,154	17,151	4,099	4,101
Shares redeemed	(401,541,566)	(401,611,014)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(19,680,489)	$(19,679,381)	(51,365,822)	$(51,388,021)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,080,449,705)	$(1,081,782,389)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$50,262,130	$17,258,653
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$57,427
Net unrealized depreciation	$(7,907,166)
Capital loss carryforwards	$(1,400,723)
At July 31, 2022, the cost of investments for federal tax purposes was $14,298,907,680. The net unrealized depreciation of investments for federal tax purposes was $7,907,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $451,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,358,996.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
The Fund used capital loss carryforwards of $54,512 to offset capital gains realized during the year ended July 31, 2022.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $16,595,747 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2022, FSSC received $132 and reimbursed $3,494 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $14,500,000. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of July 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2022, the Fund had no outstanding loans. During the year ended July 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 77.09% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,003.00	$0.84[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	$0.85[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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56

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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57

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since November 1996. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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58

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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60

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454506 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	15.9%
Repurchase Agreements	78.6%
Other Assets and Liabilities—Net[2]	5.5%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.9%
8-30 Days	1.8%
31-90 Days	1.0%
91-180 Days	2.9%
181 Days or more	0.9%
Other Assets and Liabilities—Net[2]	5.5%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
		U.S. TREASURIES— 15.9%
$ 380,000,000	[1]	United States Treasury Bill, 0.770%, 8/18/2022	$ 379,861,828
95,000,000	[1]	United States Treasury Bill, 0.122%, 10/6/2022	94,978,665
190,000,000	[1]	United States Treasury Bill, 0.630%, 1/26/2023	189,408,150
375,000,000	[1]	United States Treasury Bill, 1.530%, 11/25/2022	373,151,250
400,000,000	[1]	United States Treasury Bill, 1.580%, 12/1/2022	397,858,222
50,000,000	[1]	United States Treasury Bill, 2.512%, 1/5/2023	49,452,135
238,000,000	[1]	United States Treasury Bill, 2.680%, 1/12/2023	235,094,284
425,000,000	[1]	United States Treasury Bills, 1.465% - 1.490%, 11/17/2022	423,113,000
250,000,000	[2]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bill -0.075%), 8/2/2022	249,999,979
510,000,000	[2]	United States Treasury Floating Rate Notes, 2.470% (91-day T-Bill +0.037%), 8/2/2022	509,999,767
679,600,000	[2]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bill -0.015%), 8/2/2022	679,969,501
1,216,000,000	[2]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bill +0.029%), 8/2/2022	1,216,033,073
1,268,000,000	[2]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bill +0.034%), 8/2/2022	1,268,032,912
563,000,000	[2]	United States Treasury Floating Rate Notes, 2.571% (91-day T-Bill +0.035%), 8/2/2022	562,989,252
636,000,000	[2]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bill +0.049%), 8/2/2022	636,017,037
25,000,000		United States Treasury Floating Rate Notes, 2.591%, 7/1/202	25,000,000
236,000,000		United States Treasury Note, 0.125%, 8/1/2022	236,008,510
65,000,000		United States Treasury Note, 0.125%, 2/28/2023	64,424,544
66,000,000		United States Treasury Note, 0.125%, 5/31/2023	64,905,115
50,000,000		United States Treasury Note, 0.125%, 6/30/2023	49,009,115
82,535,000		United States Treasury Note, 1.500%, 3/31/2023	82,461,787
23,000,000		United States Treasury Note, 1.625%, 8/31/2022	23,029,154
133,000,000		United States Treasury Note, 1.875%, 8/1/2022	133,196,506
		TOTAL	7,943,993,786
		REPURCHASE AGREEMENTS— 78.6%
2,119,789,000		Interest in $3,000,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,575,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,586,535.	2,119,789,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 450,000,000
Interest in $1,850,000,000 joint repurchase agreement 1.47%, dated 6/7/2022 under which BNP Paribas S.A. will repurchase
securities provided as collateral for $1,857,025,375 on 9/9/2022.
The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $1,891,160,894.
		$ 450,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 2.25%, dated 7/29/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,150,000 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $816,153,045.	400,000,000
5,000,000	Repurchase agreement 2.23%, dated 7/29/2022 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $5,000,929 on 8/1/2022. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were a U.S. Treasury security maturing on 2/15/2042 and the market value of that underlying securities was $5,101,011.	5,000,000
500,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,095,833 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,585,133.	500,000,000
358,765,375	Repurchase agreement 2.31%, dated 7/29/2022 under which Prudential Insurance Co. of America will repurchase a security provided as collateral for $358,834,437 on 8/1/2022. The security provided as collateral the end of the period held with BNY Mellon as tri-party agent, were a U.S. Treasury security maturing on 5/15/2052 and the market value of that underlying security was $366,144,347.	358,765,375
106,680,000	Repurchase agreement 2.31%, dated 7/29/2022 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $106,700,536 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $108,959,547.	106,680,000
250,000,000	Repurchase agreement 2.25%, dated 7/29/2022 under which Citibank, N.A. will repurchase securities provided as collateral for $250,046,875 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $255,048,206.	250,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 200,000,000
Interest in $225,000,000 joint repurchase agreement 1.69%, dated
5/20/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $226,954,063 on 11/21/2022. The
securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $230,286,528.
		$ 200,000,000
200,000,000	Interest in $225,000,000 joint repurchase agreement 1.79%, dated 6/1/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $227,047,313 on 12/2/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $230,184,708.	200,000,000
420,000,000	Repurchase agreement 2.24%, dated 7/29/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $420,078,400 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $428,480,039.	420,000,000
125,000,000	Repurchase agreement 2.25%, dated 7/29/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $125,023,438 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $127,523,929.	125,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 2.30%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,223,611 on 8/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $510,003,005.	465,000,000
200,000,000	Repurchase agreement 2.23%, dated 7/29/2022 under which NatWest Markets Securities, Inc. will repurchase securities provided as collateral for $200,037,167 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $204,000,016.	200,000,000
100,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which DNB Bank ASA will repurchase securities provided as collateral for $100,019,167 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $103,038,413.	100,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$32,000,000,000	Repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $32,006,133,333 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $32,006,133,350.	$32,000,000,000
450,000,000	Interest in $750,000,000 joint repurchase agreement 2.22%, dated 7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,138,750 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $765,141,594.	450,000,000
18,700,000	Repurchase agreement 2.31%, dated 7/29/2022 under which United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $18,703,600 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $19,109,630.	18,700,000
450,001,812	Repurchase agreement 2.30%, dated 7/29/2022 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,088,062 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $460,182,533.	450,001,812
350,000,000	Repurchase agreement 2.27%, dated 7/29/2022 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $350,066,209 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2026 and the market value of those underlying securities was $357,067,396.	350,000,000
	TOTAL REPURCHASE AGREEMENTS	39,168,936,187
	TOTAL INVESTMENT IN SECURITIES—94.5% (AT AMORTIZED COST)[3]	47,112,929,973
	OTHER ASSETS AND LIABILITIES - NET—5.5%[4]	2,733,790,636
	TOTAL NET ASSETS—100%	$49,846,720,609

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.002	0.000[1]	0.008	0.019	0.010
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.008	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.008)	(0.019)	(0.010)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.008)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.18%	0.01%	0.84%	1.88%	1.03%
Ratios to Average Net Assets:
Net expenses[3]	0.21%	0.11%	0.43%	0.48%	0.42%
Net investment income	0.13%	0.01%	0.82%	1.87%	1.02%
Expense waiver/reimbursement[4]	0.42%	0.52%	0.18%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,615,683	$2,390,301	$2,076,883	$2,138,942	$2,059,409

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.003	0.000[1]	0.011	0.022	0.013
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.003	0.000[1]	0.011	0.022	0.013
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.29%	0.01%	1.09%	2.18%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.11%	0.19%	0.18%	0.19%
Net investment income	0.29%	0.01%	0.99%	2.17%	1.24%
Expense waiver/reimbursement[4]	0.16%	0.17%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,500,072	$40,668,867	$49,615,082	$33,350,766	$25,992,845

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.002	0.000[1]	0.009	0.019	0.010
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.002	0.000[1]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	0.01%	0.88%	1.93%	1.00%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.12%	0.39%	0.43%	0.44%
Net investment income	0.19%	0.01%	0.84%	1.92%	0.96%
Expense waiver/reimbursement[4]	0.33%	0.41%	0.15%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,833,929	$5,363,707	$5,512,396	$4,672,058	$3,584,885

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.002	0.000[1]	0.010	0.021	0.012
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.002	0.000[1]	0.010	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.010)	(0.021)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.002)	(0.000)[1]	(0.010)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.25%	0.01%	0.99%	2.08%	1.15%
Ratios to Average Net Assets:
Net expenses[3]	0.16%	0.11%	0.28%	0.28%	0.29%
Net investment income	0.25%	0.01%	0.90%	2.07%	1.12%
Expense waiver/reimbursement[4]	0.22%	0.27%	0.11%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,100,176	$1,859,069	$2,119,651	$1,250,599	$1,114,276

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.001	0.000[1]	0.007	0.017	0.008
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.001	0.000[1]	0.007	0.017	0.008
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.14%	0.01%	0.72%	1.67%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.27%	0.13%	0.54%	0.68%	0.69%
Net investment income	0.14%	0.01%	0.66%	1.67%	0.77%
Expense waiver/reimbursement[4]	0.51%	0.65%	0.25%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$796,860	$754,675	$1,379,716	$860,830	$512,289

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements	$39,168,936,187
Investment in securities	7,943,993,786
Investment in securities, at amortized cost and fair value	47,112,929,973
Cash	1,336,231,892
Income receivable	37,702,554
Receivable for investments sold	1,900,000,000
Receivable for shares sold	65,924,054
Total Assets	50,452,788,473
Liabilities:
Payable for investments purchased	510,036,220
Payable for shares redeemed	50,052,178
Income distribution payable	42,561,352
Payable for investment adviser fee (Note 5)	494,456
Payable for administrative fee (Note 5)	321,375
Payable for Directors’/Trustees’ fees (Note 5)	10,866
Payable for distribution services fee (Note 5)	172,719
Payable for other service fees (Notes 2 and 5)	1,613,457
Accrued expenses (Note 5)	805,241
Total Liabilities	606,067,864
Net assets for 49,869,597,874 shares outstanding	$49,846,720,609
Net Assets Consist of:
Paid-in capital	$49,869,790,877
Total distributable earnings (loss)	(23,070,268)
Total Net Assets	$49,846,720,609
Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,615,683,090 ÷ 1,616,424,043 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$40,500,071,916 ÷ 40,518,650,708 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,833,929,156 ÷ 4,836,148,293 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,100,176,360 ÷ 2,101,148,708 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$796,860,087 ÷ 797,226,122 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$201,143,077
Expenses:
Investment adviser fee (Note 5)	97,761,393
Administrative fee (Note 5)	38,257,569
Custodian fees	1,358,733
Transfer agent fees (Note 2)	2,576,718
Directors’/Trustees’ fees (Note 5)	293,961
Auditing fees	25,110
Legal fees	7,138
Portfolio accounting fees	239,419
Distribution services fee (Note 5)	2,077,569
Other service fees (Notes 2 and 5)	22,822,890
Share registration costs	169,863
Printing and postage	164,437
Miscellaneous (Note 5)	277,804
TOTAL EXPENSES	166,032,604
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(73,378,825)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(23,242,695)
TOTAL WAIVERS AND REIMBURSEMENTS	(96,621,520)
Net expenses	69,411,084
Net investment income	131,731,993
Net realized loss on investments	(23,055,939)
Change in net assets resulting from operations	$108,676,054
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$131,731,993	$7,054,702
Net realized gain (loss)	(23,055,939)	73,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	108,676,054	7,128,410
Distributions to Shareholders:
Automated Shares	(3,178,441)	(209,741)
Institutional Shares	(112,874,570)	(6,197,196)
Service Shares	(9,732,842)	(484,814)
Capital Shares	(4,902,590)	(166,570)
Trust Shares	(1,158,642)	(87,784)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,847,085)	(7,146,105)
Share Transactions:
Proceeds from sale of shares	262,727,989,725	502,424,154,556
Net asset value of shares issued to shareholders in payment of distributions declared	43,327,917	2,662,531
Cost of shares redeemed	(263,938,044,594)	(512,093,908,564)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,166,726,952)	(9,667,091,477)
Change in net assets	(1,189,897,983)	(9,667,109,172)
Net Assets:
Beginning of period	51,036,618,592	60,703,727,764
End of period	$49,846,720,609	$51,036,618,592
See Notes which are an integral part of the Financial Statements
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15

Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
Annual Shareholder Report
16

value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $96,621,520 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,312,333	$(1,554,091)
Institutional Shares	218,936	—
Service Shares	29,360	—
Capital Shares	11,343	—
Trust Shares	4,746	—
TOTAL	$2,576,718	$(1,554,091)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$5,957,693	$(21,465)	$(4,601,545)
Service Shares	12,838,593	—	(8,830,174)
Capital Shares	1,949,399	—	(1,211,763)
Trust Shares	2,077,205	—	(1,588,834)
TOTAL	$22,822,890	$(21,465)	$(16,232,316)
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18

For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,894,701,881	$2,894,701,881	3,534,186,315	$3,534,187,820
Shares issued to shareholders in payment of distributions declared	3,061,270	3,061,270	205,073	205,073
Shares redeemed	(3,671,626,586)	(3,671,626,586)	(3,220,977,585)	(3,220,977,585)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(773,863,435)	$(773,863,435)	313,413,803	$313,415,308
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19

	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	234,597,319,011	$234,597,319,011	475,862,853,089	$475,862,876,318
Shares issued to shareholders in payment of distributions declared	34,235,903	34,235,903	2,162,558	2,162,558
Shares redeemed	(234,781,536,709)	(234,781,536,709)	(484,811,234,930)	(484,811,234,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,981,795)	$(149,981,795)	(8,946,219,283)	$(8,946,196,054)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,049,431,252	$19,049,431,252	16,207,570,121	$16,207,573,365
Shares issued to shareholders in payment of distributions declared	2,979,735	2,979,735	165,128	165,128
Shares redeemed	(19,579,938,742)	(19,579,938,742)	(16,356,429,399)	(16,356,429,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(527,527,755)	$(527,527,755)	(148,694,150)	$(148,690,906)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,606,290,921	$4,606,290,921	4,834,374,253	$4,834,375,459
Shares issued to shareholders in payment of distributions declared	2,883,959	2,883,959	90,600	90,600
Shares redeemed	(4,367,084,030)	(4,367,084,030)	(5,095,047,779)	(5,095,047,779)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	242,090,850	$242,090,850	(260,582,926)	$(260,581,720)
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20

	Year Ended 7/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,580,246,660	$1,580,246,660	1,985,141,150	$1,985,141,594
Shares issued to shareholders in payment of distributions declared	167,050	167,050	39,172	39,172
Shares redeemed	(1,537,858,527)	(1,537,858,527)	(2,610,218,871)	(2,610,218,871)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	42,555,183	$42,555,183	(625,038,549)	$(625,038,105)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,166,726,952)	$(1,166,726,952)	(9,667,121,105)	$(9,667,091,477)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$131,836,915	$7,146,105
Long-term capital gains	$10,170	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(14,329)
Capital loss carryforwards	$(23,055,939)
As of July 31, 2022, the Fund had a capital loss carryforward of $23,055,939 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,055,939	$—	$23,055,939
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21

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2022, the Adviser voluntarily waived $73,378,825 of its fee and voluntarily reimbursed $4,029,629 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$2,077,569	$(1,405,194)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2022, FSSC received $1,793 and reimbursed $21,465 of the other service fees disclosed in Note 2.
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22

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $162,530,150.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such
Annual Shareholder Report
23

third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2022, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2022, the amount of long-term capital gains designated by the Fund was $10,170.
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24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Treasury Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.80	$1.84[2]
Institutional Shares	$1,000	$1,002.80	$0.94
Service Shares	$1,000	$1,002.00	$1.69[3]
Capital Shares	$1,000	$1,002.40	$1.29[4]
Trust Shares	$1,000	$1,001.40	$2.28[5]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.96	$1.86[2]
Institutional Shares	$1,000	$1,023.85	$0.95
Service Shares	$1,000	$1,023.11	$1.71[3]
Capital Shares	$1,000	$1,023.51	$1.30[4]
Trust Shares	$1,000	$1,022.51	$2.31[5]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.37%
Institutional Shares	0.19%
Service Shares	0.34%
Capital Shares	0.26%
Trust Shares	0.46%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.23 and $2.26, respectively.

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4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.49 and $1.51, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.47 and $3.51, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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34

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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36

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
43

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
44

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
45

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
47

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
July 31, 2022

Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2021 through July 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	29.0%
Repurchase Agreements	66.7%
Other Assets and Liabilities—Net[2]	4.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At July 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	3.1%
31-90 Days	4.7%
91-180 Days	7.5%
181 Days or more	0.7%
Other Assets and Liabilities—Net[2]	4.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2022
Principal Amount			Value
		U.S. TREASURIES— 29.0%
$ 35,000,000	[1]	United States Treasury Bills, 0.080%, 8/11/2022	$ 34,999,222
5,000,000	[1]	United States Treasury Bills, 0.122%, 10/6/2022	4,998,877
22,000,000	[1]	United States Treasury Bills, 0.160% - 0.163%, 11/3/2022	21,990,757
24,000,000	[1]	United States Treasury Bills, 0.240% - 1.580%, 12/1/2022	23,889,658
10,000,000	[1]	United States Treasury Bills, 0.630%, 1/26/2023	9,968,850
20,000,000	[1]	United States Treasury Bills, 0.770%, 8/18/2022	19,992,728
23,000,000	[1]	United States Treasury Bills, 0.910% - 0.935%, 9/22/2022	22,969,479
25,000,000	[1]	United States Treasury Bills, 1.490%, 11/17/2022	24,888,250
23,250,000	[1]	United States Treasury Bills, 1.530%, 11/25/2022	23,135,378
12,000,000	[1]	United States Treasury Bills, 2.680%, 1/12/2023	11,853,493
10,000,000	[1]	United States Treasury Bills, 3.020%, 6/15/2023	9,733,233
30,180,000	[2]	United States Treasury Floating Rate Notes, 2.461% (91-day T-Bills -0.075%), 8/2/2022	30,158,066
25,000,000	[2]	United States Treasury Floating Rate Notes, 2.470% (91-day T-Bills +0.037%), 8/2/2022	24,999,989
37,500,000	[2]	United States Treasury Floating Rate Notes, 2.521% (91-day T-Bills -0.015%), 8/2/2022	37,519,640
61,000,000	[2]	United States Treasury Floating Rate Notes, 2.565% (91-day T-Bills +0.029%), 8/2/2022	61,001,535
69,500,000	[2]	United States Treasury Floating Rate Notes, 2.570% (91-day T-Bills +0.034%), 8/2/2022	69,501,767
33,000,000	[2]	United States Treasury Floating Rate Notes, 2.571% (91-day T-Bills +0.035%), 8/2/2022	32,999,354
52,000,000	[2]	United States Treasury Floating Rate Notes, 2.585% (91-day T-Bills +0.049%), 8/2/2022	52,001,473
30,750,000		United States Treasury Notes, 0.125%, 10/31/2022	30,752,041
4,000,000		United States Treasury Notes, 0.125%, 2/28/2023	3,964,587
3,900,000		United States Treasury Notes, 0.125%, 5/31/2023	3,835,302
23,000,000		United States Treasury Notes, 0.125% - 1.750%, 9/30/2022	23,020,904
31,000,000		United States Treasury Notes, 0.125% - 1.875%, 8/31/2022	31,025,622
15,000,000		United States Treasury Notes, 0.125% - 2.125%, 12/31/2022	15,069,621
14,354,000		United States Treasury Notes, 1.375%, 10/15/2022	14,392,073
23,000,000		United States Treasury Notes, 1.500%, 9/15/2022	23,040,146
5,000,000		United States Treasury Notes, 1.500%, 3/31/2023	4,995,565
14,000,000		United States Treasury Notes, 1.625%, 11/15/2022	14,061,299
41,000,000		United States Treasury Notes, 1.875%, 10/31/2022	40,999,928
15,000,000		United States Treasury Notes, 2.000%, 11/30/2022	15,091,758
		TOTAL	736,850,595
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS— 66.7%
$ 238,300,000
Interest in $3,000,000,000 joint repurchase agreement 2.30%, dated
7/29/2022 under which Sumitomo Mitsui Banking Corp will
repurchase securities provided as collateral for $3,000,575,000 on
8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $3,060,586,535.
		$ 238,300,000
50,000,000	Interest in $1,850,000,000 joint repurchase agreement 1.47%, dated 6/7/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,857,025,375 on 9/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $1,891,160,894	50,000,000
25,000,000	Interest in $25,000,000 joint repurchase agreement 1.64%, dated 5/16/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $25,209,556 on 11/16/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $25,589,485.	25,000,000
25,000,000	Interest in $225,000,000 joint repurchase agreement 1.69%, dated 5/20/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $226,954,063 on 11/21/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $230,286,528.	25,000,000
25,000,000	Interest in $225,000,000 joint repurchase agreement 1.79%, dated 6/1/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $227,047,313 on 12/2/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $230,184,708.	25,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 2.30%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,223,611 on 8/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $510,003,005.	35,000,000
1,000,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.30%, dated 7/29/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,191,667 on 8/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,000,191,761.	1,000,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 300,000,000
Interest in $750,000,000 joint repurchase agreement 2.22%, dated
7/29/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,138,750 on 8/1/2022. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $765,141,594.
		$ 300,000,000
	TOTAL REPURCHASE AGREEMENTS	1,698,300,000
	TOTAL INVESTMENT IN SECURITIES—95.7% (AT AMORTIZED COST)[3]	2,435,150,595
	OTHER ASSETS AND LIABILITIES - NET—4.3%[4]	109,308,460
	TOTAL NET ASSETS—100%	$2,544,459,055

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.003	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.26%	0.01%	1.07%	2.16%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.12%	0.13%	0.20%	0.20%	0.20%
Net investment income	0.22%	0.01%	0.94%	2.18%	1.23%
Expense waiver/reimbursement[4]	0.18%	0.17%	0.11%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,134,075	$1,464,865	$2,334,139	$1,344,393	$360,889

1	Represents less than $0.001.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.006	0.014	0.005
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.001	0.000[1]	0.006	0.014	0.005
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.00%[3]	0.58%	1.45%	0.54%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.13%	0.67%	0.90%	0.90%
Net investment income	0.08%	0.00%[3]	0.53%	1.44%	0.53%
Expense waiver/reimbursement[5]	0.70%	0.87%	0.34%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$691,193	$735,469	$750,118	$591,844	$635,165

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.005	0.013	0.004
Net realized gain (loss)	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.001	0.000[1]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.00%[3]	0.50%	1.31%	0.40%
Ratios to Average Net Assets:
Net expenses[4]	0.33%	0.13%	0.76%	1.04%	1.05%
Net investment income	0.06%	0.00%[3]	0.47%	1.32%	0.30%
Expense waiver/reimbursement[5]	0.92%	1.10%	0.48%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$719,191	$767,050	$653,747	$496,252	$341,124

1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Assets and Liabilities
July 31, 2022

Assets:
Investment in repurchase agreements	$1,698,300,000
Investment in securities	736,850,595
Investment in securities, at amortized cost and fair value	2,435,150,595
Cash	186,768
Income receivable	3,085,412
Receivable for investments sold	128,250,000
Receivable for shares sold	6,860,046
Total Assets	2,573,532,821
Liabilities:
Payable for investments purchased	25,001,775
Payable for shares redeemed	2,193,305
Income distribution payable	665,172
Payable for investment adviser fee (Note 5)	19,702
Payable for administrative fee (Note 5)	16,378
Payable for Directors’/Trustees’ fees (Note 5)	244
Payable for distribution services fee (Note 5)	538,854
Payable for other service fees (Notes 2 and 5)	320,490
Accrued expenses (Note 5)	317,846
Total Liabilities	29,073,766
Net assets for 2,544,500,464 shares outstanding	$2,544,459,055
Net Assets Consist of:
Paid-in capital	$2,544,500,494
Total distributable earnings (loss)	(41,439)
Total Net Assets	$2,544,459,055
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,134,075,046 ÷ 1,134,093,457 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$691,193,073 ÷ 691,204,345 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$719,190,936 ÷ 719,202,662 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2022

Investment Income:
Interest	$10,061,255
Expenses:
Investment adviser fee (Note 5)	5,515,817
Administrative fee (Note 5)	2,158,826
Custodian fees	83,286
Transfer agent fees (Note 2)	1,496,111
Directors’/Trustees’ fees (Note 5)	16,670
Auditing fees	20,299
Legal fees	9,087
Portfolio accounting fees	200,436
Distribution services fee (Note 5)	7,360,399
Other service fees (Notes 2 and 5)	3,817,194
Share registration costs	147,005
Printing and postage	69,257
Miscellaneous (Note 5)	85,238
TOTAL EXPENSES	20,979,625
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(4,425,646)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(10,193,833)
TOTAL WAIVERS AND REIMBURSEMENTS	(14,619,479)
Net expenses	6,360,146
Net investment income	3,701,109
Net realized loss on investments	(41,775)
Change in net assets resulting from operations	$3,659,334
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Year Ended July 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,701,109	$127,278
Net realized gain (loss)	(41,775)	3,411
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,659,334	130,689
Distributions to Shareholders:
Institutional Shares	(2,692,020)	(128,157)
Cash II Shares	(549,322)	(678)
Cash Series Shares	(463,531)	(544)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,704,873)	(129,379)
Share Transactions:
Proceeds from sale of shares	4,421,748,130	5,025,976,951
Net asset value of shares issued to shareholders in payment of distributions declared	2,286,934	66,790
Cost of shares redeemed	(4,846,914,198)	(5,796,664,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(422,879,134)	(770,621,144)
Change in net assets	(422,924,673)	(770,619,834)
Net Assets:
Beginning of period	2,967,383,728	3,738,003,562
End of period	$2,544,459,055	$2,967,383,728
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2022
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
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value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $14,619,479 is disclosed in various locations in Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$11,442	$(29)	$—
Cash II Shares	724,321	(120)	(458,710)
Cash Series Shares	760,348	(559)	(480,104)
TOTAL	$1,496,111	$(708)	$(938,814)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,801,851	$—	$(1,468,985)
Cash Series Shares	2,015,343	(8,903)	(1,740,091)
TOTAL	$3,817,194	$(8,903)	$(3,209,076)
For the year ended July 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,009,686,596	$2,009,686,596	2,318,100,584	$2,318,100,584
Shares issued to shareholders in payment of distributions declared	1,286,508	1,286,508	65,594	65,594
Shares redeemed	(2,341,742,449)	(2,341,742,449)	(3,187,440,884)	(3,187,440,884)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(330,769,345)	$(330,769,345)	(869,274,706)	$(869,274,706)
	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	312,738,480	$312,738,480	839,112,903	$839,112,903
Shares issued to shareholders in payment of distributions declared	541,911	541,911	656	656
Shares redeemed	(357,543,870)	(357,543,870)	(853,762,845)	(853,762,845)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(44,263,479)	$(44,263,479)	(14,649,286)	$(14,649,286)
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	Year Ended 7/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,099,323,054	$2,099,323,054	1,868,763,464	$1,868,763,464
Shares issued to shareholders in payment of distributions declared	458,515	458,515	540	540
Shares redeemed	(2,147,627,879)	(2,147,627,879)	(1,755,461,156)	(1,755,461,156)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(47,846,310)	$(47,846,310)	113,302,848	$113,302,848
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(422,879,134)	$(422,879,134)	(770,621,144)	$(770,621,144)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$3,704,873	$129,379

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$336
Capital loss carryforwards	$(41,775)

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
As of July 31, 2022, the Fund had a capital loss carryforward of $41,775 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$41,775	$—	$41,775
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2022, the Adviser voluntarily waived $4,425,646 of its fee. In addition, the Adviser voluntarily reimbursed $708 and $362,661 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,522,895	$(1,860,914)
Cash Series Shares	4,837,504	(3,812,757)
TOTAL	$7,360,399	$(5,673,671)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2022, FSSC reimbursed $8,903 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $162,530,150. Net realized loss recognized on these transactions was $12,040.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2022, there were no outstanding loans. During the year ended July 31, 2022, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial
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economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 to July 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2022	Ending Account Value 7/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.60	$0.94
Cash II Shares	$1,000	$1,000.80	$2.68[2]
Cash Series Shares	$1,000	$1,000.60	$2.88[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.85	$0.95
Cash II Shares	$1,000	$1,022.12	$2.71[2]
Cash Series Shares	$1,000	$1,021.92	$2.91[3]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.19%
Cash II Shares	0.54%
Cash Series Shares	0.58%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.51, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised 16 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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28

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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29

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994
Principal Occupations: Deborah A. Cunningham has been the Fund’s
Portfolio Manager since January 1994. Ms. Cunningham was named
Chief Investment Officer of Federated Hermes’ money market
products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

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30

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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31

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report
37

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Annual Shareholder Report
38

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report
39

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $371,896

Fiscal year ended 2021 - $441,180

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $4,690

Fiscal year ended 2021 - $0

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $214,080

Fiscal year ended 2021 - $72,568

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2022